   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 1999.

                                                      REGISTRATION NO. 33-36073

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.
                        Post-Effective Amendment No. 12                     [X]
                                      and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 13                             [X]
                    PEOPLES BENEFIT LIFE INSURANCE COMPANY
                          (Exact Name of Registrant)

                    Peoples Benefit Life Insurance Company
                              (Name of Depositor)

                   20 Moores Road Frazer, Pennsylvania 19355
              (Address of Depositor's Principal Executive Office)

                 Depositor's Telephone Number: (800) 523-7900

                    Peoples Benefit Life Insurance Company
                       Gregory E. Miller-Breetz, Esquire
                                P.O. Box 32830
                            400 West Market Street
                             Louisville, KY 40232
                    (Name and Address of Agent for Service)

                                   Copy to:
                           Michael Berenson, Esquire
              Jorden Burt Boros Cicchetti Berenson & Johnson LLP
                  1025 Thomas Jefferson St. N.W. Suite 400 E
                           Washington, DC 20007-0805

It is proposed that this filing will become effective (check appropriate box):

  [X] Immediately upon filing pursuant to paragraph (b) of Rule 485.

  [_] On pursuant to paragraph (b)(1)(v) of Rule 485.

  [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

  [_] On      pursuant to paragraph (a)(1) of Rule 485.

  [_] 75 days after filing pursuant to paragraph (a)(2) of Rule 485.

  [_] On      pursuant to paragraph (a)(2) of Rule 485.


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                              PURSUANT TO RULE 481

               SHOWING LOCATION IN PART A (PROSPECTUS) AND PART B
             (STATEMENT OF ADDITIONAL INFORMATION) OF REGISTRATION
                 STATEMENT OF INFORMATION REQUIRED BY FORM N-4

                                     PART A

 ITEM OF
 FORM N-4                                      PROSPECTUS CAPTION
    1.    Cover Page........................   Cover Page
    2.    Definitions.......................   Glossary
    3.    Synopsis..........................   Summary; Fee Table
    4.    Condensed Financial Information...   Condensed Financial Information
    5.    General Description of Registrant,
          Depositor, and Portfolio
          Companies.........................   Peoples Benefit Life Insurance
                                               Company; Peoples Benefit Life
                                               Insurance Company; Separate
                                               Account IV; Vanguard Variable
                                               Insurance Fund; Voting Rights
    6.    Deductions and Expenses...........   Expenses; Taxes;
                                               Vanguard Variable Insurance Fund
    7.    General Description of Variable
          Annuity Contracts.................   The Annuity Contract

    8.    Annuity Period....................   Annuity Payments
    9.    Death Benefit.....................   Death Benefit
   10.    Purchases and Contract Value......   Application and Purchase
                                               Payments; Accumulated Value
   11.    Redemptions.......................   Access to Your Money
   12.    Taxes.............................   Taxes
   13.    Legal Proceedings.................   Legal Matters
   14.    Table of Contents for the
          Statement of Additional
          Information.......................   Table of Contents for the
                                               Vanguard Variable Annuity Plan
                                               Contract Statement of Additional
                                               Information



                                     PART B

 ITEM OF                                       STATEMENT OF ADDITIONAL
 FORM N-4                                      INFORMATION CAPTION
   15.    Cover Page........................   Cover Page
   16.    Table of Contents.................   Table of Contents
   17.    General Information and History...   The Company
   18.    Services..........................   Part A: Auditors; Safekeeping of
                                               Account Assets; Distribution of
                                               the Contract
   19.    Purchase of Securities Being
          Offered...........................   Distribution of the Contract
   20.    Underwriters......................   Distribution of the Contract
   21.    Calculation of Performance Data...   Performance Information;
                                               Additional Performance Measures
   22.    Annuity Payments..................   Computations of Variable Annuity
                                               Income Payments
   23.    Financial Statements..............   Financial Statements

Vanguard Variable Annuity Plan Contract

Prospectus
April 30, 1999

Issued Through Peoples Benefit Life Insurance Company Separate Account IV By Peoples Benefit Life Insurance Company

The Vanguard Variable Annuity Plan Contract (the "Contract") provides a means of investing on a tax-deferred basis in thirteen portfolios of Vanguard Variable Insurance Fund

Money Market Portfolio

High-Grade Bond Portfolio

High Yield Bond Portfolio

Short-Term Corporate Portfolio

Balanced Portfolio

Diversified Value Portfolio

Equity Income Portfolio

Equity Index Portfolio

Growth Portfolio

Mid-Cap Index Portfolio

REIT Index Portfolio

Small Company Growth Portfolio

International Portfolio

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Contract is available in all states except New York.

This prospectus does not constitute an offering in any jurisdiction where it would be unlawful to make an offering like this. No one has been authorized to give any information or make any representations about this offering other than those contained in this prospectus. You should not rely on any other information or representations.


The Contract is intended for retirement savings or other long-term investment purposes. You bear all investment risk (including the possible loss of principal), and investment results are not guaranteed. The Contract provides a Free Look Period of at least 10 days (20 days or more in some instances) during which the Contract may be cancelled.

--------------------------------------------------------------------------------

Why Reading This Prospectus Is Important

This prospectus explains the Vanguard Variable Annuity Plan Contract. Reading the Contract prospectus will help you decide whether the Contract is the right investment for you. The Contract prospectus must be accompanied by a current prospectus for Vanguard Variable Insurance Fund, which discusses in greater depth the objectives, risks, and strategies of each portfolio of Vanguard Variable Insurance Fund. Please read them both carefully before you invest and keep them for future reference. A Statement of Additional Information for the Contract prospectus has been filed with the Securities and Exchange Commission, is incorporated by reference, and is available free by writing to the Vanguard Variable Annuity Plan Center, P.O. Box 1103, Valley Forge, PA 19482-1103 or by calling 800-522-5555 on business days between 8 a.m. and 8 p.m. Eastern time. The Table of Contents for the Statement of Additional Information is included at the end of the Contract prospectus.
--------------------------------------------------------------------------------

2

    Contents

 3  Cross Reference to Definitions       23  Expenses

 4  Summary                              25  Taxes

 7  Fee Table                            29  Access to Your Money

10  Example                              30  Performance

10  The Annuity Contract                 31  Death Benefit

12  Annuity Payments                     34  Other Information

15  Purchase                             38  Table of Contents of Statement
                                             of Additional Information
19  Investment Options
                                         39  Appendix (Condensed Financial
                                             Information)

CROSS REFERENCE TO DEFINITIONS

We have generally defined the technical terms associated with the Contract where they are used in the prospectus. The following list shows where certain of the more technical and more frequently used terms are defined in the prospectus. In the text you can easily locate the defined word because it will appear in bold type or its definition will be covered in a space on the page set aside specifically for discussion of the term.

Accumulated Value                  18

Accumulation Phase                 11

Accumulation Unit                  18

Accumulation Unit Value            18

Annuitant                      31, 32

Annuity Date                       12

Annuity Payment Options            12

Beneficiary(ies)               31, 32

Business Day                       15

Contract                           10

Contract Date                      16

Contract Owner                     34

Free Look Period                   35

Income Phase                       11

Initial Purchase Payment           15

Joint Annuitant                    32

Net Purchase Payment               15

Non-Qualified Contract             10

Qualified Contract                 15

Portfolios                         19

Premium Tax                        16

Purchase Payment                   15

Tax Deferral                       25

4

Summary

The sections in this Summary provide you with a concise discussion of the major topics covered in this prospectus. Each section of the Summary is discussed in greater detail in the main body of the prospectus at corresponding section headings. Please read the full prospectus carefully.

THE ANNUITY CONTRACT

The Vanguard Variable Annuity Plan Contract is a flexible-premium multi-funded variable annuity offered by Peoples Benefit Life Insurance Company (the "Company"). The Contract provides a means of investing on a tax-deferred basis in thirteen portfolios of Vanguard Variable Insurance Fund ("Portfolios").

Who Should Invest

The Contract is intended for long-term investors who want tax-deferred accumulations of funds, generally for retirement but also for other long-term purposes.

   The Contract provides benefits in two distinct phases: accumulation and income.

The Accumulation Phase

During the Accumulation Phase, you choose to allocate your investment in the Contract among the thirteen Vanguard Portfolios available under the Contract. You can contribute additional dollars to the Contract and you can take withdrawals from the Contract during the Accumulation Phase. The value of your investment depends on the investment performance of the Portfolios you choose. Your earnings are generally not taxed during this phase unless you withdraw them.

The Income Phase

During the Income Phase, you can receive regular annuity payments on a fixed or variable basis and for various periods of time depending on your need for income and the choices available under the Contract. See Annuity Payments, page 12, for more information about Annuity Payment Options.

Vanguard Variable Insurance Fund

The Portfolios available for investment under the Contract are portfolios of Vanguard Variable Insurance Fund (the "Fund"), an open-end diversified investment company. The Fund is a member of The Vanguard Group of Investment Companies, a family of more than 30 investment companies with more than 100 distinct investment portfolios holding assets worth more than $450 billion.

ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options. The Contract allows you to receive an income guaranteed for as long as you live or until the second of two people dies. You may also choose to receive a guaranteed number of payments over a number of years. Most Annuity Payment Options are available on either a variable basis (where the amount of the payment rises or falls depending on the investment performance of the Portfolios you have chosen) or a fixed basis (where the payment amount is guaranteed).

PURCHASE

You can buy the Contract with a minimum investment of $5,000 under most circumstances. You can add $250 or more at any time during the Accumulation Phase. The total of all your Purchase Payments in the Contract may not exceed $1,000,000 without prior approval from the Company.

INVESTMENT OPTIONS

You can allocate your Purchase Payments to one or more of the following Portfolios described in the Fund prospectus:

Managed by Vanguard's Fixed Income Group
   Money Market Portfolio
   High-Grade Bond Portfolio
   Short-Term Corporate Portfolio

Managed by Vanguard's Core Management Group
   Equity Index Portfolio
   Mid-Cap Index Portfolio
   REIT Index Portfolio

Managed by Wellington Management Company, LLP
   High Yield Bond Portfolio
   Balanced Portfolio

Managed by Newell Associates
   Equity Income Portfolio

Managed by Barrow, Hanley, Mewhinney & Strauss, Inc.
   Diversified Value Portfolio

Managed by Lincoln Capital Management Company
   Growth Portfolio

Managed by Granahan Investment Management
   Small Company Growth Portfolio

Managed by Schroder Capital Management International, Inc.
   International Portfolio

   You can make or lose money in any of these Portfolios depending on their investment performance.

EXPENSES

There are no sales charges or sales loads associated with the Contract.

   The Company will deduct a daily charge corresponding to an annual charge of 0.10% of the net asset value of the Separate Account as an Administrative Expense Charge and an annual charge of 0.27% for the mortality and expense risks assumed by the Company. For Contracts valued at less than $25,000, there is also a $25 Annual Contract Maintenance Fee.

   You will also pay Fund Operating Expenses, which currently range from 0.20% to 0.48% annually of the average daily value of the Portfolios.

6

TAXES

In general, you are not taxed on earnings on your investment in the Contract until you withdraw them or receive Annuity Payments. Earnings are taxed as ordinary income. During the Accumulation Phase, for tax purposes withdrawals are taken from earnings first, then from your investment in the Contract. If you receive money from the Contract before age 59 1/2, you may have to pay a 10% federal penalty tax on the earnings portion received. During the Income Phase, payments come partially from earnings, partially from your investment. You are taxed only on the earnings portion of each Annuity Payment.

ACCESS TO YOUR MONEY

You can take money out of your Contract at any time during the Accumulation Phase without incurring a withdrawal charge. Each withdrawal you make must be at least $250. You may have to pay income tax and a tax penalty on any money you take out.

PERFORMANCE

The investment performance of the Portfolios you choose directly affects the value of your Contract. You bear all investment risk (including the possible loss of principal), and investment results are not guaranteed.

   From time to time, the Company may advertise the investment performance of the Portfolios. In doing so, it will use standardized methods prescribed by the Securities and Exchange Commission, as well as certain non-standardized methods.
   Past performance does not indicate or predict future performance.

DEATH BENEFIT

If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death Benefit is the greater of the then-current Accumulated Value of the Contract or the sum of all Purchase Payments (less any partial withdrawals and any applicable Premium Taxes). The Beneficiary may elect to receive these amounts as a lump sum or as Annuity Payments.

   Federal tax law requires that if a Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. Special rules may apply to a surviving spouse. If the Contract Owner is not a natural person, the death of the primary Annuitant triggers the same distribution requirement.

OTHER INFORMATION

Free Look Period

The Contract provides for a Free Look Period of at least 10 days after the Contract Owner receives the Contract (20 or more days in some instances as specified in your Contract) plus 5 days for mailing. If you cancel your Contract during the Free Look Period, the Company will return the greater of the Purchase Payments received under the Contract or the Accumulated Value of the Contract as of the day the Company receives the Contract, except in Pennsylvania, where the Contract Owner will receive the Accumulated Value whether or not it exceeds Purchase Payments made under the Contract.

Peoples Benefit Life Insurance Company

Peoples Benefit Life Insurance Company is a life insurance company incorporated under Missouri law. It is principally engaged in offering life insurance and annuity contracts.

Peoples Benefit Life Insurance Company Separate Account IV

Established by the Company under Missouri law, the Separate Account is a unit investment trust registered with the Securities and Exchange Commission. The Separate Account has thirteen Subaccounts, each of which invests solely in a corresponding Portfolio of the Fund.

Other topics

Additional information on the topics summarized above and on other topics not summarized here can be found at Other Information, page 34.

INQUIRIES AND CONTRACT AND POLICYHOLDER INFORMATION

For more information about the Vanguard Variable Annuity Plan Contract, call 800-522-5555 or write:

Regular Mail:                              Overnight or Certified Mail:

Vanguard Variable Annuity Plan Center      Vanguard Variable Annuity Plan Center
P.O. Box 1103                              100 Vanguard Boulevard, ZB1
Valley Forge, PA  19482-1103               Malvern, PA  19355

   If you have questions about your Contract, please telephone the Vanguard Variable Annuity Plan Center at 800-462-2391. Please have ready the Contract number and the Contract Owner's name when you call. As Contract Owner, you will receive periodic statements confirming any transactions that take place as well as quarterly statements and an annual report.

Fee Table

The following Fee Table illustrates all expenses that you would incur as a Contract Owner. The expenses and fees shown are for the Fund's 1998 fiscal year. The expenses and fees for the Short-Term Corporate Portfolio, the Diversified Value Portfolio, the Mid-Cap Index Portfolio, and the REIT Index Portfolio are estimates because the Portfolios had not commenced operations during the Fund's 1998 fiscal year. The purpose of this Fee Table is to assist you in understanding the various costs and expenses that you would pay directly or indirectly as a purchaser of the Contract. The Fee Table reflects all expenses for both the Separate Account and the Fund. For a complete discussion of contract costs and expenses, see Expenses, page 23.

--------------------------------------------------------------------------------
Owner Transaction Expenses                                  Separate Account
--------------------------------------------------------------------------------
Sales Load Imposed on Purchases                                         None
Surrender Fees                                                          None
Exchange Fees                                                           None
Annual Contract Maintenance Fee*                                         $25
--------------------------------------------------------------------------------
* Applies to Contracts valued at less than $25,000 at the time of initial purchase and on the last Business Day of each calendar year.
--------------------------------------------------------------------------------

8

Annual Separate Account Expenses
   (as a percentage of average account value)                  Separate Account
--------------------------------------------------------------------------------
Mortality and Expense Risk Charge**                                      0.27%
Administrative Expense Charge                                            0.10
                                                                      ----------
Total Annual Separate Account Expenses                                   0.37%
--------------------------------------------------------------------------------

   **This charge is based on the combined net assets of the Separate Account and Separate Account B of AUSA Life Insurance Company, Inc. in the Fund, according to the following schedule:

  Net Assets                                                Rate For All Assets
--------------------------------------------------------------------------------
   Up to $2.5 billion                                                    0.30%
   Over $2.5 billion and up to $5 billion                                0.28
   Over $5 billion                                                       0.27
--------------------------------------------------------------------------------
   The charge is currently 0.27%. See Expenses, page 23, for more information.


Annual Fund Operating Expenses during the fiscal year ended September 30, 1998
------------------------------------------------------------------------------------------------------------------------------------

                                                      High-        High
                                         Money        Grade        Yield      Short-Term               Diversified    Equity
                                         Market       Bond         Bond       Corporate    Balanced       Value       Income
                                       Portfolio    Portfolio    Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
------------------------------------------------------------------------------------------------------------------------------------

Management &
   Administrative Expenses             0.15%        0.22%        0.22%        0.25%        0.19%        0.25%        0.23%
Investment Advisory Fees               0.01         0.01         0.06         0.02         0.09         0.12         0.10
12b-1 Distribution Fees                None         None         None         None         None         None         None
Other Expenses
   Distribution Costs                  0.03         0.02         0.02         0.02         0.02         0.02         0.02
Miscellaneous Expenses                 0.01         0.03         0.01         0.02         0.01         0.01         0.01
                                      ------------------------------------------------------------------------------------
Total Other Expenses                   0.04         0.05         0.03         0.04         0.03         0.03         0.03
                                      ------------------------------------------------------------------------------------
Total Fund Operating
  Expenses                             0.20%        0.28%        0.31%        0.31%        0.31%        0.40%        0.36%
------------------------------------------------------------------------------------------------------------------------------------


Total Expenses
------------------------------------------------------------------------------------------------------------------------------------

                                                      High-        High
                                         Money        Grade        Yield      Short-Term               Diversified    Equity
                                         Market       Bond         Bond       Corporate    Balanced       Value       Income
                                       Portfolio    Portfolio    Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
------------------------------------------------------------------------------------------------------------------------------------

Total Separate Account
   Expenses                            0.37%        0.37%        0.37%        0.37%        0.37%        0.37%        0.37%
Total Fund Operating
   Expenses                            0.20         0.28         0.31         0.31         0.31         0.40         0.36
                                      ------------------------------------------------------------------------------------
Grand Total, Separate
  Account and Fund
  Operating Expenses                   0.57%        0.65%        0.68%        0.68%        0.68%        0.77%        0.73%
--------------------------------------------------------------------------------------------------------------------------


Annual Fund Operating Expenses during the fiscal year ended September 30, 1998
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                           Small
                                               Equity                       Mid-Cap          REIT        Company
                                               Index         Growth          Index          Index         Growth      International
                                             Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
------------------------------------------------------------------------------------------------------------------------------------

Management &
   Administrative Expenses                   0.17%          0.21%          0.22%          0.26%          0.27%          0.24%
Investment Advisory Fees                     0.00           0.15           0.00           0.01           0.11           0.15
12b-1 Distribution Fees                      None           None           None           None           None           None
Other Expenses
   Distribution Costs                        0.02           0.02           0.02           0.02           0.02           0.02
Miscellaneous Expenses                       0.01           0.01           0.01           0.02           0.02           0.07
                                            ----------------------------------------------------------------------------------
Total Other Expenses                         0.03           0.03           0.03           0.04           0.04           0.09
                                            ----------------------------------------------------------------------------------
Total Fund Operating
  Expenses                                   0.20%          0.39%          0.25%          0.31%          0.42%          0.48%
------------------------------------------------------------------------------------------------------------------------------------

Total Expenses
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                           Small
                                               Equity                       Mid-Cap          REIT        Company
                                               Index         Growth          Index          Index         Growth      International
                                             Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
------------------------------------------------------------------------------------------------------------------------------------

Total Separate Account
   Expenses                                  0.37%          0.37%          0.37%          0.37%          0.37%          0.37%
Total Fund Operating
   Expenses                                  0.20           0.39           0.25           0.31           0.42           0.48
                                            ----------------------------------------------------------------------------------
Grand Total, Separate
  Account and Fund
  Operating Expenses                         0.57%          0.76%          0.62%          0.68%          0.79%          0.85%
------------------------------------------------------------------------------------------------------------------------------------

Automated Quotes

The Vanguard Tele-Account Service provides access to Accumulation Unit Values (to two decimal places) and total returns for all Portfolios, and yield information for the Money Market, High-Grade Bond, High Yield Bond, and the Short-Term Corporate Portfolios of the Fund. Contract Owners may use this service for 24-hour access to Portfolio information. To access the service you may call Tele-Account at 800-662-6273 (ON-BOARD) and follow the step-by-step instructions, or speak with a Vanguard Variable Annuity Plan Center associate at 800-522-5555 to request a brochure that explains how to use the service.
   Vanguard's website also has Accumulation Unit Values (to two decimal places) for all Portfolios. This service can be accessed from www.vanguard.com by double-clicking on fund prices.

10

Example

The following example illustrates the expenses that you would incur on a $1,000 purchase payment over various periods, assuming (1) a 5% annual rate of return and (2) full surrender at the end of each period. The Contract imposes no surrender fees of any kind. Your expenses are identical whether you continue the Contract or withdraw the entire value of your Contract at the end of the applicable period as a lump sum or under one of the Contract's Annuity Payment Options.

--------------------------------------------------------------------------------
                                    1 Year    3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
Money Market Portfolio               $  6       $ 18       $ 32       $ 72
High-Grade Bond Portfolio               7         21         37         82
High Yield Bond Portfolio               7         22         38         85
Short-Term Corporate Portfolio          6         18         32         72
Balanced Portfolio                      8         24         42         93
Diversified Value Portfolio             8         25         43         95
Equity Income Portfolio                 9         28         48        107
Equity Index Portfolio                  7         22         38         85
Growth Portfolio                        8         26         45         99
Mid-Cap Index Portfolio                 7         22         38         85
REIT Index Portfolio                    8         25         43         97
Small Company Growth Portfolio          6         20         35         78
International Portfolio                 7         22         38         85
--------------------------------------------------------------------------------

   The Annual Contract Maintenance Fee is reflected in this example as a percentage equal to the total amount of fees collected during a year divided by the total average net assets of the Portfolios during the same year. The fee is assumed to remain the same in each year of the above periods. The fee is prorated to reflect only the remaining portion of the calendar year of purchase. Thereafter, the fee is deducted on the last Business Day of the year for the following year, on a pro rata basis, from each of the Portfolios you have chosen. For a complete discussion of Contract costs and expenses, see Expenses, page 23.

  You should not consider this example to be a representation of past or future expenses or performance. Actual expenses may be higher or lower than those shown, subject to the guarantees in the Contract.

CONDENSED FINANCIAL INFORMATION

Please note that the Appendix contains a history of accumulation unit values in a table labeled "Condensed Financial Information."

The Annuity Contract

The Vanguard Variable Annuity Plan Contract is a flexible-premium multi-funded variable annuity offered by Peoples Benefit Life Insurance Company (the "Company"). The Contract provides a means of investing on a tax-deferred basis in various portfolios (the "Portfolios") offered by Vanguard Variable Insurance Fund. You may purchase a Contract using after-tax dollars (a NonQualified Contract), or you may purchase a Qualified Contract by "rolling over" funds from another individual retirement annuity or from a qualified plan.

Who Should Invest

The Contract is intended for long-term investors who want tax-deferred accumulation of funds, generally for retirement but also for other long-term investment purposes. The tax-deferred feature of the Contract is most attractive to investors in high federal and state marginal tax brackets who have exhausted other avenues of tax deferral, such as pre-tax contributions to employer-sponsored retirement or savings plans.

About the Contract

The Vanguard Variable Annuity Plan Contract is a contract between you, the Contract Owner, and the Company, the issuer of the Contract.

   The Contract provides benefits in two distinct phases: accumulation and income.

Accumulation Phase

The Accumulation Phase starts when you purchase your Contract and ends immediately before the Annuity Date, when the Income Phase starts. During the Accumulation Phase, you choose to allocate your investment in the Contract among the thirteen available Portfolios. The Contract is a variable annuity because the value of your investment in the Portfolios can go up or down depending on the investment performance of the Portfolios you choose. The Contract is a flexible-premium annuity because you can make additional investments of at least $250 until the Income Phase begins. During this phase, you are generally not taxed on earnings from amounts invested unless you withdraw them.

   Other benefits available during the Accumulation Phase include the ability to:

 .    Make exchanges among your Portfolio choices at no charge and without current tax consequences. (See Exchanges Among the Portfolios, page 21.)

 .    Withdraw all or part of your money with no surrender penalty charged by the
     Company, although you may incur income taxes and a 10% penalty tax prior to age 59 1/2. (See Full and Partial Withdrawals, page 29.)

Income Phase

During the Income Phase, you receive regular annuity payments. The amount of these payments is based in part on the amount of money accumulated under your Contract (its Accumulated Value) and the Annuity Payment Option you select. The Annuity Payment Options are explained at Annuity Payments, page 12.

   At your election, payments can be either variable or fixed. If variable, the payments rise or fall depending on the investment performance of the Portfolios you choose. If fixed, the payment amounts are guaranteed.

   Annuity payments are available in a wide variety of options, including payments over a specified period or for life (for either a single life or joint lives), with or without a guaranteed number of payments.

The Separate Account

When you purchase a Contract, your money is deposited into the Company's Separate Account IV. The Separate Account contains a number of Subaccounts that invest exclusively in shares of the corresponding Portfolios. The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to the Company but are accounted for separately from the Company's other assets and can be used only to satisfy its obligations to Contract Owners.

12

Vanguard Variable Insurance Fund

The Portfolios available for investment under the Contract are portfolios of Vanguard Variable Insurance Fund, an open-end diversified investment company intended exclusively as an investment vehicle for variable annuity and variable life insurance contracts offered by insurance companies. The Fund is a member of The Vanguard Group of Investment Companies, a family of more than 30 investment companies with more than 100 distinct investment portfolios holding assets worth more than $450 billion. Through their jointly owned subsidiary, The Vanguard Group, Inc., Vanguard Variable Insurance Fund and the other funds in the group obtain at cost virtually all of their corporate management, administrative, shareholder accounting, and distribution services.

Annuity Payments

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options.

Starting the Income Phase

As Contract Owner, you exercise control over when the Income Phase begins by specifying an Annuity Date on the Application when you purchase the Contract. The Annuity Date is the date on which annuity payments begin and is always the first day of the month you specify. You may also change the Annuity Date at any time in writing, as long as the Annuitant or Joint Annuitant is living and the Company receives the request at least 30 days before the then-scheduled Annuity Date. Any Annuity Date you request must be at least 30 days from the day the Company receives written notice of it. The latest possible Annuity Date the Company will accept without prior approval is the first day of the month after the Annuitant's 85(th) birthday.

   If you do not specify an Annuity Date, either on the Application or by written request, your Annuity Date will be the first day of the month after ten full years from the date of your Contract or the first day of the month after the Annuitant's 65(th) birthday, whichever is later.

   The Annuity Date for Qualified Contracts may also be controlled by endorsements, the plan, or applicable law.

Annuity Payment Options

The income you take from the Contract during the Income Phase can take several different forms, depending on your particular needs. Except for the Designated Period Annuity Option listed below, the Annuity Payment Options listed below are available on either a variable basis or a fixed basis.

   If available on a variable basis, the Annuity Payment Options provide payments that, after the initial payment, will go up or down depending on the investment performance of the Portfolios you choose.

   If available on a fixed basis, the Annuity Payment Options provide payments in an amount that does not change. If you choose a fixed Annuity Payment Option, the Company will move your investment out of the Portfolios and into the general account of the Company.

 .    Life Annuity - Monthly Annuity Payments are paid for the life of an
     Annuitant, ending with the last payment before the Annuitant dies.

 . Joint and Last Survivor Annuity - Monthly Annuity Payments are paid for as long as at least one of two named Annuitants is living, ending with the last payment before the surviving Annuitant dies.

 . Life Annuity With Period Certain - Monthly Annuity Payments are paid for as long as the Annuitant lives, with payments guaranteed to be made for a period of at least 10 years, 15 years, or 20 years, as elected. If the Annuitant dies before the period certain ends, the Company will make any remaining payments to the Beneficiary.

 .  Installment or Unit Refund Life Annuity - Available as either a fixed
   (Installment Refund) or variable (Unit Refund) Annuity Payment Option. Monthly Annuity Payments are paid for the life of an Annuitant, with a period certain determined by dividing the Accumulated Value by the first Annuity Payment. If the Annuitant dies before the period certain ends, the Company will make any remaining payments to the Beneficiary.

 .  Designated Period Annuity - Available only on a fixed basis. Monthly Annuity
   Payments are paid for a specified period, which may be from 10 to 30 years.

Calculating Annuity Payments

Fixed Annuity Payments. Each fixed Annuity Payment is guaranteed to be at least the amount shown in the Contract's Annuity Tables corresponding to the Annuity Payment Option selected.

Variable Annuity Payments. To calculate variable Annuity Payments, the Company determines the amount of the first variable Annuity Payment. The first variable Annuity Payment will equal the amount shown in the applicable Annuity Table in the Contract. This amount depends on the Accumulated Value of your Contract on the Annuity Date, the sex and age of the Annuitant (and Joint Annuitant where there is one), the Annuity Payment Option selected, and any applicable Premium Taxes. Subsequent variable Annuity Payments depend on the investment experience of the Portfolios chosen. If the actual net investment experience of the Portfolios chosen exactly equals the Assumed Interest Rate of 4%, then the variable Annuity Payments will not change in amount. If the actual net investment experience of the Portfolios chosen is greater than the Assumed Interest Rate of 4%, then the variable Annuity Payments will increase. On the other hand, they will decrease if the actual experience is lower. The Statement of Additional Information contains a more detailed description of the method of calculating variable Annuity Payments.

Impact of Annuitant's Age on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the actual ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.

Impact of Annuitant's Sex on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the sex of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, in most states the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants.

14

Impact of Length of Payment Periods on Annuity Payments. The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

             A FEW THINGS TO KEEP IN MIND REGARDING ANNUITY PAYMENTS

 . If an Annuity Payment Option is not selected, the Company will assume that you chose the Life Annuity With Period Certain option (with 10 years of payments guaranteed) on a variable basis.

 .  The minimum payment is $100 ($20 for Contracts issued to South Carolina,
   Texas, and Massachusetts residents). If during the Accumulation Phase your Accumulated Value falls below $5,000 (or $2,000 for Contracts issued to South Carolina, Texas, and Massachusetts residents), the Company reserves the right to pay that amount to you in a lump sum.

 .  From time to time, the Company may require proof that the Annuitant, Joint
   Annuitant, or Contract Owner is living.

 . If someone has assigned ownership of a Contract to you, or if a non-natural person (e.g., a corporation) owns a Contract, you may not start the Income Phase of the Contract without the Company's consent.

 . At the time the Company calculates your fixed Annuity Payments, the Company may offer more favorable rates than those guaranteed in the Annuity Tables found in the Contract.

 .  Once Annuity Payments begin, you may not select a different Annuity Payment
   Option. Nor may you cancel an Annuity Payment Option after Annuity Payments have begun.

 . If you have selected a variable Annuity Payment Option, you may change the Portfolios funding the variable Annuity Payments by written request or by calling the Vanguard Variable Annuity Plan Center at 800-462-2391. However, because excessive exchanges can potentially disrupt the management of the Portfolios and increase transaction costs, exchange activity is limited to two substantive "round trips" through the Portfolios (except the Money Market Portfolio) during any 12-month period. A "round trip" is a redemption from a Portfolio followed by a purchase back into the Portfolio within 30 days. Also, "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to or from another Vanguard fund. "Substantive" means a dollar amount that The Vanguard Group, Inc. determines, in its sole discretion, could adversely affect management of the Fund.

 . You may select an Annuity Payment Option and allocate a portion of the value of your Contract to a fixed version of that Annuity Payment Option and a portion to a variable version of that Annuity Payment Option (assuming the Annuity Payment Option is available on both a fixed and variable basis). You may not select more than one Annuity Payment Option.

 . If you choose an Annuity Payment Option and the postal or other delivery service is unable to deliver checks to the Payee's address of record, no interest will accrue on amounts represented by uncashed Annuity Payment checks. It is the Payee's responsibility to keep the Company informed of the Payee's most current address of record.

                                  DEFINITION

                              Qualified Contract

When the term "Qualified Contract" is used in this prospectus we mean a Contract that qualifies as an individual retirement annuity under Section 408(b) of the Internal Revenue Code. There are other types of qualified annuity contracts defined under different Internal Revenue Code sections, but we are not referring to those in this prospectus.

Purchase

Application and Issuance of Contracts

Contract Issuance. To invest in the Vanguard Variable Annuity Plan Contract, you should send a completed Application and your Initial Purchase Payment to the Vanguard Variable Annuity Plan Center. The Company will issue a Contract only if the Annuitant and Joint Annuitant are 75 years of age or less.

   If the Application is received in good order, the Company will issue the Contract and will credit the Initial Purchase Payment within two Business Days after receipt. A Business Day is any day that the New York Stock Exchange is open for trading.

   If the Company cannot credit the Initial Purchase Payment because the Application is incomplete, the Company will contact the applicant in writing, explain the reason for the delay, and refund the Initial Purchase Payment within five Business Days unless the applicant consents to the Company's retaining the Initial Purchase Payment and crediting it as soon as the necessary requirements are fulfilled.

   In order to prevent lengthy processing delays caused by the clearing of foreign checks, the Company will accept only those foreign checks that are drawn in U.S. dollars and are issued by a foreign bank with a U.S. correspondent bank.

   You may purchase a Qualified Contract only in connection with a "rollover" of funds from another qualified plan or individual retirement annuity. Qualified Contracts contain certain other restrictive provisions limiting the timing of payments to and distributions from the Qualified Contract. (See QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES, page 28.)

Purchase Payments

A Purchase Payment is any amount you use to buy or add to the Contract. A Purchase Payment may be reduced by any applicable Premium Tax or an initial Annual Contract Maintenance Fee. In that case, the resulting amount is called a Net Purchase Payment.

           A FEW THINGS TO KEEP IN MIND REGARDING PURCHASE PAYMENTS

 .    The minimum Initial Purchase Payment for a Contract is $5,000.

 .    The Company will not accept third-party checks for Purchase Payments.

 .    You may make additional Purchase Payments at any time during the
     Accumulation Phase and while the Annuitant or Joint Annuitant, if applicable, is living. Additional Purchase Payments must be at least $250.

 .    Additional Purchase Payments received before the close of the New York
     Stock Exchange (usually 4 p.m. Eastern time) are credited to the Contract's Accumulated Value as of the close of business that same day.

 .    The minimum amount that you can allocate to any one Portfolio is $1,000.

 .    The total of all Purchase Payments may not exceed $1,000,000 without prior approval from the Company.

     16

   The date on which the Initial Purchase Payment is credited to the Contract value is called the Contract Date.

                                  DEFINITION

                                  Premium Tax

   A Premium Tax is a regulatory tax some states assess on the Purchase Payments made into a Contract. If the Company should have to pay any Premium Tax, it will be deducted from each Purchase Payment or from the Accumulated Value as the Company incurs the tax.

     As of the date of this Prospectus, the following state assesses a Premium Tax on all Initial and subsequent Purchase Payments:

                               Qualified     Non-Qualified
                               ---------     -------------
   South Dakota                  0.00%           1.25%

     As of the date of this Prospectus, the following states assess a Premium Tax against the Accumulated Value if the Contract Owner chooses an Annuity Payment Option instead of receiving a lump sum distribution:

                               Qualified     Non-Qualified
                               ---------     -------------
   California                    0.50%           2.35%
   Kentucky                      2.00            2.00
   Maine                         0.00            2.00
   Nevada                        0.00            3.50
   West Virginia                 1.00            1.00
   Wyoming                       0.00            1.00

Purchasing by Wire
Money should be wired to:        FIRST UNION NATIONAL BANK
                                 ABA 031201467
                                 DEPOSIT ACCOUNT NUMBER 2014126521732
                                 PEOPLES BENEFIT LIFE INSURANCE COMPANY and
                                 THE VANGUARD GROUP, INC.
                                 [YOUR CONTRACT NUMBER]
                                 [YOUR CONTRACT REGISTRATION]

Please call 800-462-2391 before wiring

   Please be sure your bank includes your Contract number to assure proper receipt. If you would like to wire your Initial Purchase Payment, you should complete the Vanguard
Variable Annuity Plan Application and mail it to the Vanguard Variable Annuity Plan Center, P.O. Box 1103, Valley Forge, PA 19482-1103, prior to completing wire arrangements.
   Note that the Company will accept Federal Funds wire purchase orders only when the New York Stock Exchange and Custodian Bank are open for business.

                                                                              17
Annuity Express/(TM)/

The Annuity Express service allows you to make additional Purchase Payments by transferring funds automatically from your checking or statement savings account (not passbook savings account) to one or more Portfolios on a monthly, quarterly, semi-annual, or annual basis. You may add to existing Portfolios provided you have a minimum balance of $1,000. The minimum automatic purchase is $50; the maximum is $100,000.

Section 1035 Exchanges

Under Section 1035 of the Internal Revenue Code, you may exchange the assets of an existing annuity contract or life insurance or endowment policy to the Vanguard Variable Annuity Plan Contract without any current tax consequences. To make a "1035 Exchange," complete a 1035 Exchange form and mail it along with your signed and completed Application and your current contract, to the Vanguard Variable Annuity Plan Center.

   To accommodate owners of Vanguard Variable Annuity Plan Contracts, under certain conditions the Company will allow for the consolidation of two or more Vanguard Variable Annuity Plan Contracts into one Contract. In order to provide Contract Owners with consolidated account reporting, the Company will accept these exchanges on a case-by-case basis. If applicable, you will be responsible for only one Annual Contract Maintenance Fee. Under no circumstances will the Company allow the exchange of an existing Vanguard Variable Annuity Plan Contract for an identical new Vanguard Variable Annuity Plan Contract.

   Because special rules and procedures apply to 1035 Exchanges, particularly if the Contract being exchanged was issued prior to August 14, 1982, you should consult a tax adviser before making a 1035 Exchange.

   Please note that any outstanding loans you may have on a contract you wish to exchange may create a current tax consequence. For this reason we encourage you to settle any outstanding loans with your current insurance company before initiating a 1035 Exchange into a Vanguard Variable Annuity Plan Contract.

Allocation of Purchase Payments

You specify on the Application what portion of your Purchase Payments you want to be allocated among which Portfolios. You may allocate your Purchase Payments to one or more Portfolios. All allocations you make must be in whole-number percentages and must be at least 10% of your Contract's Accumulated Value and $1,000. Your Initial Net Purchase Payment will be immediately allocated among the Portfolios in the percentages you specified on your Application without waiting for the Free Look Period to pass.

   Should your investment goals change, you may change the allocation percentages for additional Net Purchase Payments by sending written notice to the Vanguard Variable Annuity Plan Center. The change will take effect on the date the Company receives your written notice. You may sign the appropriate section of the Application to establish an option that allows you to give allocation instructions by telephone. See Telephone Exchanges, page 22.

18

                        WHAT'S MY CONTRACT WORTH TODAY?

                               Accumulated Value

The Accumulated Value of your Contract is the value of all amounts accumulated under the Contract during the Accumulation Phase (similar to the current market value of a mutual fund account). When the Contract is opened, the Accumulated Value is equal to your initial Net Purchase Payment. On any Business Day thereafter, the Accumulated Value equals the Accumulated Value from the previous Business Day, plus:

 .    Any additional Net Purchase Payments credited

 .    Any increase in the Accumulated Value due to investment results of the
     Portfolio(s) you selected

minus:

 .    Any decrease in the Accumulated Value due to investment results of the
     Portfolio(s) you selected

 .    The daily Mortality and Expense Risk Charge

 .    The daily Administrative Expense Charge

 .    The Annual Contract Maintenance Fee, if applicable

 .    Any withdrawals

 .    Any Premium Taxes that occur during the Valuation Period.

The Valuation Period is any period between two successive Business Days beginning at the close of business of the first Business Day and ending at the close of business of the next Business Day.

     You should expect the Accumulated Value of your Contract to change from Valuation Period to Valuation Period, reflecting the investment experience of the Portfolios you have selected as well as the daily deduction of charges.

An Accumulation Unit is a measure of your ownership interest in the Contract during the Accumulation Phase. When you allocate your Net Purchase Payments to a selected Portfolio, the Company will credit a certain number of Accumulation Units to your Contract. The Company determines the number of Accumulation Units it credits by dividing the dollar amount you have allocated to a Portfolio by the Accumulation Unit Value for that Portfolio as of the end of the Valuation Period in which the payment is received. Each Portfolio has its own Accumulation Unit Value (similar to the share price (net asset value) of a mutual fund). The Accumulation Unit Value varies each Valuation Period with the net rate of return of the Portfolio. The net rate of return reflects the performance of the Portfolio for the Valuation Period and is net of asset charges to the Portfolio. Per Portfolio, the Accumulated Value equals the number of Accumulation Units multiplied by the Accumulation Unit Value for that Portfolio.

     All dividends and capital gains earned will be reinvested and reflected in the Accumulation Unit Value. Only in this way can these earnings remain tax-deferred.

Investment Options

Vanguard Variable Insurance Fund

The Vanguard Variable Annuity Plan Contract offers you a means of investing in thirteen Portfolios of Vanguard Variable Insurance Fund. A brief description of each Portfolio is given below. For more detailed information regarding the Portfolios, you should read the prospectus for Vanguard Variable Insurance Fund that accompanies the Contract prospectus.

   The general public may invest in the Portfolios of Vanguard Variable Insurance Fund only through certain insurance contracts. The investment objectives and policies of the Portfolios may be similar to those of publicly available Vanguard funds or portfolios. You should not expect that the investment results of any publicly available Vanguard funds or portfolios will be comparable to those of the Portfolios.

 .    The Money Market Portfolio seeks to provide current income consistent with the preservation of capital and liquidity. The Portfolio also seeks to maintain a stable net asset value of $1 per share. The Portfolio invests primarily in high-quality money market instruments issued by financial institutions, non-financial corporations, the U.S. government, state and municipal governments and their agencies or instrumentalities, as well as repurchase agreements collateralized by such securities. The Portfolio also invests in Eurodollar obligations (dollar-denominated obligations issued outside the U.S. by foreign banks or foreign branches of domestic banks) and Yankee obligations (dollar-denominated obligations issued in the U.S. by foreign banks). An investment in the Portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Portfolio. Vanguard's Fixed Income Group serves as this Portfolio's investment adviser.

 .    The High-Grade Bond Portfolio seeks to parallel the investment results of the Lehman Brothers Aggregate Bond Index. The Portfolio invests primarily in a diversified portfolio of U.S. government and corporate bonds and mortgage-backed securities. Vanguard's Fixed Income Group serves as this Portfolio's investment adviser.

 .    The High Yield Bond Portfolio seeks to provide a high level of current income by investing in lower-rated debt securities, which may be regarded as having speculative characteristics and are commonly referred to as "junk bonds." Under normal circumstances, at least 80% of the Portfolio's assets will be invested in high-yield corporate debt obligations rated at least B by Moody's Investors Service, Inc. or Standard & Poor's Corporation or, if unrated, of comparable quality as determined by the Portfolio's adviser, Wellington Management Company.

 .    The Short-Term Corporate Portfolio seeks to provide a high level of income by investing primarily in high-quality, short-term bonds issued by corporations. Vanguard's Fixed Income Group serves as this Portfolio's investment adviser.

 .    The Balanced Portfolio seeks the conservation of principal, while providing moderate income, and moderate long-term growth of capital and income. The Portfolio invests in a diversified portfolio of common stocks and bonds, with common stocks expected to represent 60% to 70% of the Portfolio's total assets and bonds to represent 30% to 40%. Wellington Management Company serves as this Portfolio's investment adviser.

   20

 . The Diversified Value Portfolio seeks to provide long-term growth of capital and a moderate level of dividend income by investing primarily in common stocks of large and medium-sized companies whose stocks the adviser considers to be undervalued and out of favor with investors. Such "value" stocks typically have above-average dividend yields and/or below-average prices in relation to such financial measures as earnings, book value, and cash flow. Barrow, Hanley, Mewhinney & Strauss, Inc. serves as this Portfolio's investment adviser.

 . The Equity Income Portfolio seeks to provide a high level of current income by investing principally in dividend-paying equity securities. Newell Associates serves as this Portfolio's investment adviser.

 . The Equity Index Portfolio seeks to provide long-term growth of capital by matching the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), which contains the stocks of 500 of the largest domestic companies. Vanguard's Core Management Group serves as this Portfolio's investment adviser.

 .  The Growth Portfolio seeks to provide long-term capital appreciation. The
   Portfolio invests primarily in equity securities of seasoned U.S. companies with above-average prospects for growth. Lincoln Capital Management Company serves as this Portfolio's investment adviser.

 . The Mid-Cap Index Portfolio seeks to provide long-term growth of capital by attempting to match the performance of the Standard & Poor's MidCap 400 Index ("S&P MidCap 400"), which is made up of stocks of medium-sized companies. Vanguard's Core Management Group serves as this Portfolio's investment adviser.

 . The REIT Index Portfolio seeks to provide a high level of income and moderate long-term growth of capital by investing in stocks of real estate investment trusts ("REITs"), which own office buildings, hotels, shopping centers, and other properties. The Portfolio seeks to match the performance of the Morgan Stanley REIT Index, a benchmark of U.S. property trusts. Vanguard's Core Management Group serves as this Portfolio's investment adviser.

 . The Small Company Growth Portfolio seeks to provide long-term growth in capital by investing primarily in equity securities of small companies deemed to have favorable prospects for growth. These securities are primarily common stocks but may also include securities convertible into common stock. Granahan Investment Management serves as this Portfolio's investment adviser.

 .  The International Portfolio seeks to provide long-term capital appreciation.
   The Portfolio invests primarily in equity securities of companies based outside the United States. Schroder Capital Management International, Inc. serves as this Portfolio's investment adviser.

   There is no assurance that a Portfolio will achieve its stated objective.

   Additional information regarding the investment objectives and policies of the Portfolios and the investment advisory services can be found in the current Fund prospectus accompanying this prospectus.

Exchanges Among the Portfolios

Should your investment goals change, you may exchange money among the Portfolios of the Fund at no cost, subject to the following conditions:

 .    You may make requests for exchanges in writing or by telephone. The Company will process requests it receives prior to the close of the New York Stock Exchange (generally 4 p.m. Eastern time) at the close of business that same day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

 .    The minimum amount you may exchange from a Portfolio is $250 (unless the
     Accumulated Value in a Portfolio is less than $250).

 .    The $1,000 minimum balance requirement per Portfolio must be satisfied at all times.

 .    The Company does not charge a fee for exchanges among the Portfolios.

                           LIMITATIONS ON EXCHANGES

Because excessive exchanges can disrupt management of the Fund and increase the Fund's costs for all Contract Owners, the Fund limits exchanges as follows:

 .    You may make no more than two substantive "round trips" through a Portfolio
     (not including the Money Market Portfolio) during any 12-month period.

 .    The Fund and the Company may refuse an exchange at any time, for any reason.

 .    The Company may revoke a Contract Owner's telephone exchange privilege at any time, for any reason.

     A "round trip" is a redemption from a Portfolio followed by a purchase back into the Portfolio within 30 days. Also, "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to or from another Vanguard fund. "Substantive" means a dollar amount that The Vanguard Group, Inc. determines, in its sole discretion, could adversely affect management of the Fund.

Automatic Exchange Service

With the Automatic Exchange Service you can move money automatically among the Portfolios of the Fund. You can exchange fixed dollar amounts or percentages of your Portfolio balance into the other Portfolios offered under the Contract on either a monthly, quarterly, semiannual, or annual basis (provided the $1,000 minimum balance requirement has been met in the Portfolios to which you are moving money).

   The minimum amount you may exchange is $250.

22

                               A CLOSER LOOK AT

                             Dollar-Cost Averaging

Using the Automatic Exchange Service, you can establish exchanges at regular intervals in a plan of investing often referred to as "dollar-cost averaging," moving money, for example, from the Money Market Portfolio into a stock or bond Portfolio. The main objective of Dollar-Cost Averaging is to shield your investment from short-term price fluctuations. Since the same dollar amount is transferred to other Portfolios each month, more Accumulation Units are credited to a Portfolio if the value per Accumulation Unit is low, while fewer Accumulation Units are credited if the value per Accumulation Unit is high. Therefore, it is possible to achieve a lower average cost per Accumulation Unit over the long term if the Accumulation Unit Value declines over that period. This plan of investing allows investors to take advantage of market fluctuations but does not assure a profit or protect against a loss in declining markets.

   To take advantage of the Automatic Exchange Service, complete a Vanguard Variable Annuity Plan Automatic Exchange Service Application Form or send a letter of instruction to the Vanguard Variable Annuity Plan Center.

   You may change the amount to be transferred or cancel this service at any time in writing or by telephone if you have telephone authorization on your Contract. This service cannot be used to establish a new Portfolio, and will not go into effect until the Free Look Period has expired.

Telephone Exchanges

You may establish the telephone exchange privilege on your Contract by completing the appropriate section of the Application or by sending a letter authorizing the Company to take exchange instructions over the telephone. The Company, the Fund, and The Vanguard Group, Inc. shall not be responsible for the authenticity of exchange instructions received by telephone. We will take reasonable steps to confirm that instructions communicated by telephone are genuine. Before we act on any telephoned instruction, we will ask the caller for his or her Contract number and Social Security number. This information will be verified against the Contract Owner's records and all transactions performed will be verified with the Contact Owner through a written confirmation statement. We will record all calls. The Company, the Fund, and The Vanguard Group, Inc. shall not be liable for any loss, cost, or expense for action on telephone instructions believed to be genuine in accordance with these procedures. We will make every effort to maintain the exchange privilege. However, the Company and the Fund reserve the right to revise or terminate its provisions, limit the amount of any exchange, or reject any exchange, as deemed necessary, at any time.

Expenses

                               A CLOSER LOOK AT

                 The Costs of Investing in a Variable Annuity

Costs are an important consideration in choosing a variable annuity. That's because you, as a contract owner, pay the costs of operating underlying mutual funds, plus any transaction costs associated with the fund's buying and selling of securities, as well as the costs associated with the annuity contract itself. These combined costs can have a significant effect on the investment performance of the annuity contract. Even seemingly small differences in mutual fund and annuity contract expenses can, over time, have a dramatic effect on performance.

   The projected expenses for the Vanguard Variable Annuity Plan Contract are substantially below the costs of other variable annuity contracts. For example, on a $25,000 Contract the average expense ratio of other variable annuity contracts was 2.15% as of December 31, 1998, compared to 0.69% for the Vanguard Variable Annuity Plan Contract as of the date of this prospectus. (Source for competitors' data: Morningstar Variable Annuity/Life Performance Report, February 1999.)

                         SUMMARY OF COSTS OF INVESTING

                in the Vanguard Variable Annuity Plan Contract

 .    No sales load or sales charge

 .    No charge to make full or partial withdrawals

 .    No fee to exchange money among the Portfolios

 .    $25 Annual Contract Maintenance Fee on Contracts valued at less than
     $25,000

 .    Annual Mortality and Expense Risk Charge: 0.27%

 .    Annual Administrative Expense Charge: 0.10%

 .    Fees and expenses paid by the Portfolios which ranged from 0.20% to 0.48%
     in the fiscal year ending September 30, 1998

     A fuller explanation of the expenses you would pay under the Contract follows.

Mortality and Expense Risk Charge

The Company charges a fee as compensation for bearing certain mortality and expense risks under the Contract. The annual charge is assessed daily based on the combined net assets of the Separate Account and Separate Account B of AUSA Life Insurance Company, Inc. in the Fund, according to the following schedule:

--------------------------------------------------------------------------------
  Net Assets                                         Rate For All Assets
--------------------------------------------------------------------------------
  Up to $2.5 billion                                         0.30%
  Over $2.5 billion and up to $5 billion                     0.28
  Over $5 billion                                            0.27
--------------------------------------------------------------------------------
  The charge is currently 0.27%.
--------------------------------------------------------------------------------

24

   The mortality and expense risk rates described above cannot be increased. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to the Company's surplus. If the charges collected under the Contract are not enough to cover actual costs or assumed risks, then the Company will bear the loss.

                               A CLOSER LOOK AT

                     The Mortality and Expense Risk Charge

  The Company assumes mortality risk in two ways. First, where Contract Owners elect an Annuity Payment Option under which the Company guarantees a number of payments over a life or joint lives, the Company assumes the risk of making monthly annuity payments regardless of how long all Annuitants may live. Second, the Company assumes mortality risk in guaranteeing a minimum Death Benefit in the event the Annuitant dies during the Accumulation Phase.

     The expense risk the Company assumes is that the charges for administrative expenses, which are guaranteed not to increase beyond the rates shown for the life of the Contract, may not be great enough to cover the actual costs of issuing and administering the Contract.

Administrative Expense Charge

The Company assesses each Contract an annual Administrative Expense Charge to cover the cost of issuing and administering each Contract and of maintaining the Separate Account. The Administrative Expense Charge is assessed daily at a rate equal to 0.10% annually of the net asset value of the Separate Account.

Annual Contract Maintenance Fee

In certain situations, the Company charges an Annual Contract Maintenance Fee of $25. The fee is to reimburse the Company for the costs it expects over the life of the Contract for maintaining each Contract and the Separate Account.

   The Company charges the fee if:

 .  Your Initial Purchase Payment is less than $25,000. In that case, your
   Initial Purchase Payment is reduced by a pro rated amount of the $25 fee to reflect the remaining portion of the calendar year of purchase.

 .  The Accumulated Value of your Contract is less than $25,000 on the last
   Business Day of any year. In that case, the fee will be deducted on the last Business Day of the year for the following year.

   The fee is deducted proportionately from each of the Portfolios you have selected.

Fund Operating Expenses

The value of the assets in the Separate Account will reflect the fees and expenses paid by Vanguard Variable Insurance Fund. A complete description of these expenses is found in the "Fee Table" section of this prospectus and in the "Management of the Fund" section of the Fund's Statement of Additional Information.

Taxes

INTRODUCTION

The following discussion of annuity taxation is general in nature and is based on the Company's understanding of the treatment of annuity contracts under current federal income tax law, particularly Section 72 of the Internal Revenue Code and various Treasury Regulations and Internal Revenue Service interpretations dealing with Section 72. The discussion does not touch upon state or local taxes. It is not tax advice. You should consult with a qualified tax adviser about your particular situation to ensure that your purchase of a Contract results in the tax treatment you desire. Additional discussion of tax matters is included in the Statement of Additional Information.

TAXATION OF ANNUITIES IN GENERAL

Tax Deferral

Special rules in the Internal Revenue Code for annuity taxation exist today. In general, those rules provide that you are not currently taxed on increases in value under a Contract until you take some form of withdrawal or distribution from it. However, it is important to note that, under certain circumstances, you might not get the advantage of tax deferral, meaning that the increase in value would be subject to current federal income tax. (See ANNUITY CONTRACTS OWNED BY NON-NATURAL PERSONS, page 27, and DIVERSIFICATION STANDARDS, page 28.)

                               A CLOSER LOOK AT

                                 Tax Deferral

  Tax deferral means no current tax on earnings in your Contract. The amount you would have paid in income taxes can be left in the Contract and earn money for you.

     One tradeoff of tax deferral is that there are certain restrictions on your ability to access your money, including penalty taxes for early withdrawals. This is one reason why a variable annuity is intended as a long-term investment.

     Another tradeoff is that, when funds are withdrawn, they are taxed at ordinary income rates instead of capital gains rates, which apply to certain other sorts of investments.

Taxation of Full and Partial Withdrawals

If you make a full or partial withdrawal (including a Systematic Withdrawal) from a Non-Qualified Contract during the Accumulation Phase, you as Contract Owner will be taxed at ordinary income rates on earnings you withdraw at that time. For purposes of this rule, withdrawals are taken first from earnings on the Contract and then from the money you invested in the Contract. This "investment in the contract" can generally be described as the cost of the Contract, and it generally includes all Purchase Payments minus any amounts you have already received under the Contract that represented the return of invested money. Also for purposes of this rule, a pledge or assignment of a Contract is treated as a partial withdrawal from a Contract. (If you are contemplating using your Contract as collateral for a loan, you may be asked to pledge or assign it.)

  26

Taxation of Annuity Payments

When you take Annuity Payments in the Income Phase of a Non-Qualified Contract, for tax purposes each payment is deemed to return to you a portion of your investment in the Contract. Since with a Non-Qualified Contract you have already paid taxes on those amounts (the Contract was funded with after-tax dollars), you will not be taxed again on your investment -- only on your earnings.

   For fixed Annuity Payments from a Non-Qualified Contract, in general, the Company calculates the taxable portion of each payment using a formula known as the "exclusion ratio." This formula establishes the ratio that the investment in the Contract bears to the total expected amount of Annuity Payments for the term of the Contract. The Company then applies that ratio to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxable at ordinary income tax rates.

   For variable Annuity Payments from a Non-Qualified Contract, in general, the Company calculates the taxable portion of each payment using a formula that establishes a specific dollar amount of each payment that is not taxed. To find the dollar amount, the Company divides the investment in the Contract by the total number of expected periodic payments. The remaining portion of each payment is taxable at ordinary income tax rates.

   Once your investment in the Contract has been returned, the balance of the Annuity Payments represent earnings only and therefore are fully taxable.

Taxation of Withdrawals and Distributions From Qualified Contracts

Generally, the entire amount distributed from a Qualified Contract is taxable to the Contract Owner. In the case of Qualified Contracts with after-tax contributions, you may exclude the portion of each withdrawal or Annuity Payment constituting a return of after-tax contributions. Once all of your after-tax contributions have been returned to you on a non-taxable basis, subsequent withdrawals or annuity payments are fully taxable as ordinary income. Since the Company has no knowledge of the amount of after-tax contributions you have made, you will need to make this computation in the preparation of your federal income tax return.

Tax Withholding

Federal tax law requires that the Company withhold federal income taxes on all distributions unless the recipient elects not to have any amounts withheld and properly notifies the Company of that election. In certain situations, the Company will withhold taxes on distributions to non-resident aliens at a flat 30% rate unless an exemption from withholding applies under an applicable tax treaty.

Penalty Taxes on Certain Early Withdrawals

The Internal Revenue Code provides for a penalty tax in connection with certain withdrawals or distributions that are includible in income. The penalty amount is 10% of the amount includible in income that is received under an annuity. However, there are exceptions to the penalty tax. For instance, it does not apply to withdrawals: (i) made after the taxpayer reaches age 59 1/2; (ii) made on or after the death of the Contract Owner or, where the Contract Owner is not an individual, on or after the death of the primary Annuitant (who is defined as the individual the events in whose life are of primary importance in affecting the timing and payment under the Contracts); (iii) attributable to the disability of the taxpayer which occurred after the purchase of the Contract (as defined in the Internal Revenue Code); (iv) that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer, or joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (v) from a Qualified Contract (note, however, that other penalties may apply); (vi) under an immediate annuity contract (as defined in the Internal Revenue Code); (vii) that can be traced to an investment in the Contract prior to August 14, 1982; or (viii) under a Contract that an employer purchases on termination of certain types of qualified plans and that the employer holds until the employee separates from service.

   If the penalty tax does not apply to a withdrawal as a result of the application of item (iv) above, and the series of payments is subsequently modified (for some reason other than death or disability), the tax for the year in which the modification occurs will be increased by an amount (as determined under Treasury Regulations) equal to the penalty tax that would have been imposed but for item (iv) above, plus interest for the deferral period. The foregoing rule applies if the modification takes place (a) before the close of the period that is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2. Because the Company cannot predict whether the payments will be substantially equal, the Company will report such withdrawals to the Internal Revenue Service as early withdrawals with no known exception.

   For Qualified Contracts, other tax penalties may apply to certain distributions as well as to certain contributions and other transactions.

   The penalty tax may not apply to distributions from Qualified Contracts issued under Section 408(b) of the Internal Revenue Code that you use to pay qualified higher education expenses or the acquisition costs (up to $10,000) involved in the purchase of a principal residence by a first-time homebuyer. Because the Company cannot verify that such an early withdrawal is for qualified higher education expenses or a first home purchase, the Company will report such withdrawals to the Internal Revenue Service as early withdrawals with no known exception.


ANNUITY CONTRACTS OWNED BY NON-NATURAL PERSONS

Where a non-natural person (for example, a corporation) holds a Contract, that Contract is generally not treated as an annuity contract for federal income tax purposes, and the income on that Contract (generally the increase in the net Accumulated Value less the payments) is considered taxable income each year. This rule does not apply where the non-natural person is only a nominal owner such as a trust or other entity acting as an agent for a natural person. The rule also does not apply where the estate of a decedent acquires a Contract, where an employer purchases a Contract on behalf of an employee upon termination of a qualified plan, or to an immediate annuity (as defined in the Internal Revenue Code).


MULTIPLE-CONTRACTS RULE

All non-qualified annuity contracts issued by the same company (or affiliate) to the same Contract Owner during any calendar year are to be aggregated and treated as one contract for purposes of determining the amount includible in the taxpayer's gross income. Thus, any amount received under any Contract prior to the Contract's Annuity Date, such as a partial withdrawal, will be taxable (and possibly subject to the 10% federal penalty tax) to the extent of the combined income in all such contracts. The Treasury Department has specific authority to issue regulations that prevent the avoidance of the multiple-contracts rules through the serial purchase of annuity contracts or otherwise. In addition, there may be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more Contracts purchased by the same Contract Owner. Accordingly, a Contract Owner should consult a tax adviser before purchasing more than one Contract or other annuity contracts. (The aggregation rules do not apply to immediate annuities (as defined in the Internal Revenue Code).)

28

TRANSFERS OF ANNUITY CONTRACTS

Any transfer of a Non-Qualified Contract during the Accumulation Phase for less than full and adequate consideration will generally trigger income tax (and possibly the 10% federal penalty tax) on the gain in the Contract to the Contract Owner at the time of such transfer. The transferee's investment in the Contract will be increased by any amount included in the Contract Owner's income. This provision, however, does not apply to transfers between spouses or former spouses incident to a divorce that are governed by Internal Revenue Code
Section 1041(a).


ASSIGNMENTS OF ANNUITY CONTRACTS

A transfer of ownership in a Contract, a collateral assignment, or the designation of an Annuitant or other beneficiary who is not also the Contract Owner may result in tax consequences to the Contract Owner, Annuitant, or beneficiary that this prospectus does not discuss. A Contract Owner considering such a transfer or assignment of a Contract should contact a tax adviser about the potential tax effects of such a transaction.


DIVERSIFICATION STANDARDS

To comply with certain regulations under Internal Revenue Code Section 817(h), after a start-up period, each Subaccount of the Separate Account will be required to diversify its investments in accordance with certain diversification standards. A "look-through" rule applies that suggests that each Subaccount of the Separate Account will be tested for compliance with the diversification standards by looking through to the assets of the Portfolios in which each Subaccount invests.

   In connection with the issuance of temporary diversification regulations in 1986, the Treasury Department announced that such regulations did not provide guidance on the extent to which Contract Owners may direct their investments to particular subaccounts of a separate account. It is possible that regulations or revenue rulings may be issued in this area at some time in the future. It is not clear, at this time, what these regulations or rulings would provide. It is possible that when the regulations or rulings are issued, the Contract may need to be modified in order to remain in compliance. For these reasons, the Company reserves the right to modify the Contract, as necessary, to maintain the tax-deferred status of the Contract.

   We intend to comply with the diversification regulations to assure that the Contract continues to be treated as an annuity contract for federal income tax purposes.


QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES

Generally, you may purchase Qualified Contracts only in connection with a "rollover" of funds from another individual retirement annuity (IRA) or qualified plan. Qualified Contracts must contain special provisions and are subject to limitations on contributions and the timing of when distributions can and must be made. Tax penalties may apply to contributions greater than specified limits, loans, reassignments, distributions that do not meet specified requirements, or in other circumstances. Anyone desiring to purchase a Qualified Contract should consult a personal tax adviser.

Access To Your Money

The value of your Contract can be accessed during the Accumulation Phase:
 . By making a full or partial withdrawal.
 . By electing an Annuity Payment Option.
 . By your Beneficiary in the form of a Death Benefit.


Full and Partial Withdrawals

You may withdraw all or part of your money at any time during the Accumulation Phase of your Contract without a Company charge, provided the Annuitant or Joint Annuitant is still living. All partial withdrawals must be for at least $250.

  On the date the Company receives your request for a full withdrawal, the amount payable is the Accumulated Value.

  On the date the Company receives your request for a partial withdrawal, the Accumulated Value will be reduced by the amount of the partial withdrawal.


  Because you assume the investment risk under the Contract, the total amount paid upon a full withdrawal of the Contract may be more or less than the total Purchase Payments made (taking prior withdrawals into account).


  To make a withdrawal, send your written request to the Vanguard Variable Annuity Plan Center. Your written request should include your Contract number, Social Security number, the amount you wish to withdraw, how you want that amount allocated among the various Portfolios, the signature of all Contract Owners, and your federal tax withholding election.


Systematic Withdrawals

You may elect to have a specified dollar amount or a percentage of the balance withdrawn from your Contract's Accumulated Value on a monthly, quarterly, semiannual, or annual basis. The Company requires a Contract balance of at least $10,000 and a Portfolio balance of at least $1,000 in order to establish the systematic withdrawal program for your Contract. The minimum amount for each Systematic Withdrawal is $250.

   You may elect this option by completing the Vanguard Variable Annuity Plan Systematic Withdrawal Program Application Form. The Form must be signed by all Contract Owners and must be signature-guaranteed if you are directing the withdrawal payments to an address other than the Contract address.

   The Company must receive your Form at least 30 days before the date you want systematic withdrawals to begin. The Company will process each Systematic Withdrawal on the date and at the frequency you specified in your Systematic Withdrawal Program Application Form.

   You may change the amount to be withdrawn and the percentage or the frequency of distributions by telephone. Any other changes you make, including a change in the destination of the check or your election to cancel this option, must be made in writing, and should include signatures of all Contract Owners.

30

Minimum Balance Requirements

The minimum required balance in any Portfolio is $1,000. If an exchange or withdrawal would reduce the balance in a Portfolio to less than $1,000, the Company will transfer the remaining balance to the other Portfolios under the Contract on a pro rata basis. If the entire value of the Contract falls below $1,000, the Company may notify you that the Accumulated Value of your Contract is below the minimum balance requirement. In that case, you will be given 60 days to make an Additional Purchase Payment before your Contract is liquidated. The Company would then promptly pay proceeds to the Contract Owner. The proceeds would be taxed as a withdrawal from the Contract. Full withdrawal will result in an automatic termination of the Contract.


Payment of Full or Partial Withdrawal Proceeds

The Company will pay cash withdrawals within seven days after receipt of your written request for withdrawal except in one of the following situations, in which the Company may delay the payment beyond seven days:

 .    The New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted.
 .    An emergency exists as defined by the Securities and Exchange Commission
     (the "SEC"), or the SEC requires that trading be restricted.
 .    The SEC permits a delay for your protection as a Contract Owner.
 .    The payment is derived from premiums paid by check, in which case the
     Company may delay payment until the check has cleared your bank, which may take up to ten calendar days.


                             Taxation of Withdrawals

  For important information on the tax consequences of withdrawals, see Taxation of Full and Partial Withdrawals, page 25, and Penalty Taxes on Certain Early Withdrawals, page 26.


Tax Withholding on Withdrawals

If you do not provide the Company with a written request not to have federal income taxes withheld when you request a full or partial withdrawal, federal tax law requires the Company to withhold federal income taxes from the taxable portion of any withdrawal and send that amount to the federal government. In that case, we will withhold at a rate of 10%.


Performance

Standardized Performance

From time to time, the Company may advertise the yield and total return investment performance of a Portfolio for various periods, including quarter-to-date, year-to-date, one-year, five-year, and since inception. The Company will calculate advertised yields and total returns according to standardized methods prescribed by the SEC, so that all charges and expenses attributable to the Contract will be included. Including these fees has the effect of decreasing the advertised performance of a Portfolio, so that a Portfolio's investment performance will not be directly comparable to that of an ordinary mutual fund.

Non-Standardized Performance

The Company may also advertise total return or other performance data in non-standardized formats that do not reflect the Annual Contract Maintenance Fee.


Not Indications of Future Performance

The performance measures discussed above are not intended to indicate or predict future performance.


Statement of Additional Information

Please refer to the Statement of Additional Information for a description of the method used to calculate a Portfolio's yield and total return and a list of the indexes and other benchmarks used in evaluating a Portfolio's performance.


Death Benefit

In General

If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death Benefit is either the then-current Accumulated Value of the Contract or the sum of all Purchase Payments (minus any partial withdrawals and any applicable Premium Taxes) whichever is greater. The Beneficiary may elect to receive these amounts as a lump sum or as Annuity Payments.

   Federal tax law requires that if a Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. If the Contract Owner is not a natural person, the death of the primary Annuitant triggers the same distribution requirement. Special rules may apply to a surviving spouse.

Death of the Annuitant During the Accumulation Phase

If the Annuitant dies during the Accumulation Phase, the Beneficiary will be entitled to the Death Benefit. When we receive Due Proof of Death of the Annuitant, we will calculate the Death Benefit. The Beneficiary can choose to receive the amount payable in a lump-sum cash benefit or under one of the Annuity Payment Options. The Contract Owner can choose an Annuity Payment Option for the Beneficiary before the Annuitant's death. However, if the Contract Owner does not make such a choice and the Company has not already paid a cash benefit, the Beneficiary may choose a payment option after the Annuitant's death.

   Paid as a lump sum, the Death Benefit is the greater of:

(1)  The Accumulated Value on the date we receive Due Proof of Death; or

(2) The amount of all Purchase Payments made to date minus the amount of all partial withdrawals and Premium Taxes, if any.


                                  DEFINITION

                              Due Proof of Death

When the term "Due Proof of Death" is used in this prospectus we mean any of the following:

 .    a certified death certificate

 .    a certified decree of a court of competent jurisdiction as to the finding of death

 .    a written statement by a medical doctor who attended the deceased

 .    any other proof satisfactory to the Company

32

   Paid under one of the Annuity Payment Options, the Death Benefit will be based on the greater of:

(1) The Accumulated Value ten Business Days prior to the Annuity Date elected by the Beneficiary and approved by the Company; or

(2) The amount of all Purchase Payments minus the amount of all partial withdrawals and Premium Taxes, if any.


Death of the Annuitant During the Income Phase

The Death Benefit, if any, payable if the Annuitant dies during the Income Phase depends on the Annuity Payment Option selected. Upon the Annuitant's death, the Company will pay the Death Benefit, if any, to the Beneficiary under the Annuity Payment Option in effect. For instance, if the Life Annuity With Period Certain option has been elected, and if the Annuitant dies during the Income Phase, then any unpaid payments certain will be paid to the Beneficiary.


                          A Word About Joint Annuitants

  The Contract permits you as Contract Owner to name a Joint Annuitant. This can have different effects depending on whether the Contract is in the Accumulation Phase or the Income Phase.

     During the Accumulation Phase, the Death Benefit is payable only after the death of both the Annuitant and the Joint Annuitant.

     During the Income Phase, it will not matter that you have named a Joint Annuitant unless you have chosen an Annuity Payment Option, such as the Joint and Last Survivor Annuity option, that pays over the life of more than one person. Therefore, if you have chosen an Annuity Payment Option that provides income over the life of someone other than the person named as Joint Annuitant, the Joint Annuitant's death during the Income Phase will have no effect on the benefits due under the Contract.


Designation of a Beneficiary

The Contract Owner may select one or more Beneficiaries and name them on the Application. Thereafter, while the Annuitant or Joint Annuitant is living, the Contract Owner may change the Beneficiary by written notice. The change will take effect as of the date the Contract Owner signs the notice, but it will not affect any payment made or any other action taken before the Company acknowledges the notice. The Contract Owner may also make the designation of Beneficiary irrevocable by sending written notice to the Company and obtaining approval from the Company. Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary.

   If the Annuitant dies during the Accumulation Period, the following will apply unless the Contract Owner has made other provisions:

 .    If there is more than one Beneficiary, each will share in the Death Benefit equally.

 .    If one or two or more Beneficiaries have already died, the Company will pay that share of the Death Benefit equally to the survivor(s).

 .    If no Beneficiary is living, the Company will pay the proceeds to the
     Contract Owner.

 .    If a Beneficiary dies at the same time as the Annuitant, the Company will pay the proceeds as though the Beneficiary had died first. If a Beneficiary dies within 15 days after the Annuitant's death and before the Company receives due proof of the Annuitant's death, the Company will pay proceeds as though the Beneficiary had died first.

     If a Beneficiary who is receiving Annuity Payments dies, the Company will pay any remaining Payments Certain to that Beneficiary's named Beneficiary(ies) when due. If no Beneficiary survives the Annuitant, the right to any amount payable will pass to the Contract Owner. If the Contract Owner is not living at this time, this right will pass to his or her estate.


Death of the Contract Owner

Death of the Contract Owner During the Accumulation Phase. With two exceptions, federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Accumulation Phase, the Company must pay out the entire value of the Contract within five years of the date of death. First exception:
If the entire value is to be distributed to the Owner's Designated Beneficiary, he or she may elect to have it paid under an Annuity Payment Option over his or her life or over a period certain no longer than his or her life expectancy as long as the payments begin within one year of the Contract Owner's death. Second exception: If the Owner's Designated Beneficiary is the spouse of the Contract Owner (or Joint Owner), the spouse may elect to continue the Contract in his or her name as Contract Owner indefinitely and to continue deferring tax on the accrued and future income under the Contract. ("Owner's Designated Beneficiary" means the natural person whom the Contract Owner names as a beneficiary and who becomes the Contract Owner upon the Contract Owner's death.) If the Contract Owner and the Annuitant are the same person, then upon that person's death the Beneficiary is entitled to the Death Benefit. In this regard, see Death of the Annuitant During the Accumulation Phase, page 31.

Death of the Contract Owner During the Income Phase. Federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Income Phase, the Company must pay the remaining portions of the value of the Contract at least as rapidly as under the method of distribution being used on the date of death.

Non-Natural Person as Contract Owner. Where the Contract Owner is not a natural person (for example, is a corporation), the death of the "primary Annuitant" is treated as the death of the Contract Owner for purposes of federal tax law. (The Internal Revenue Code defines a "primary Annuitant" as the individual who is of primary importance in affecting the timing or the amount of payout under the Contract.) In addition, where the Contract Owner is not a natural person, a change in the identity of the "primary Annuitant" is also treated as the death of the Contract Owner for purposes of federal tax law.


Payment of Lump-Sum Death Benefits

The Company will pay lump-sum Death Benefits within seven days after the election to take a lump sum becomes effective except in one of the following situations, in which the Company may delay the payment beyond seven days:

 .    The New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted.

 .    An emergency exists as defined by the SEC, or the SEC requires that trading be restricted.

 .    The SEC permits a delay for your protection as a Contract Owner.

 .    The payment is derived from premiums paid by check, in which case the
     Company may delay payment until the check has cleared your bank, which may take up to ten calendar days.

34

Other Information

Peoples Benefit Life Insurance Company (the "Company," "We," "Us," "Our")

Peoples Benefit Life Insurance Company is a stock life insurance company incorporated under the laws of the state of Missouri on August 6, 1920, with offices at 20 Moores Road, Frazer, Pennsylvania 19355. It is principally engaged in offering life insurance and annuity contracts, and is licensed in 49 states, the District of Columbia, and Puerto Rico.

   As of December 31, 1998, the Company had statutory-basis assets of approximately $12.6 billion. It is a wholly owned indirect subsidiary of AEGON USA, Inc., which conducts substantially all of its operations through subsidiary companies engaged in the insurance business or in providing non- insurance financial services. AEGON N.V. of The Netherlands indirectly owns all of the stock of AEGON USA, Inc. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.


Peoples Benefit Life Insurance Company Separate Account IV

The Company established the Separate Account under the laws of the state of Missouri on July 16, 1990.

   The Separate Account is a unit investment trust registered with the SEC under the Investment Company Act of 1940 (the "1940 Act"). Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account.

   The Company owns the assets of the Separate Account, and the obligations under the Contract are obligations of the Company. These assets are held separately from the other assets of the Company and are not chargeable with liabilities incurred in any other business operation of the Company (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). The Company will always keep assets in the Separate Account with a value at least equal to the total Accumulated Value under the Contracts. Income, gains, and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Company's general account assets or any other separate account the Company maintains.

   The Separate Account has thirteen Subaccounts, each of which invests solely in a corresponding Portfolio of the Fund. Additional Subaccounts may be established at the Company's discretion. The Separate Account meets the definition of a "separate account" under Rule O-1(e)(1) of the 1940 Act.


Contract Owner ("You," "Your")

The Contract Owner is the person or persons designated as the Contract Owner in the Application to participate in the Contract. The term shall also include any person named as Joint Owner. A Joint Owner shares ownership in all respects with the Owner. The Owner has the right to assign ownership to a person or party other than himself.

Payee

The Payee is the Contract Owner, Annuitant, Beneficiary, or any other person, estate, or legal entity to whom benefits are to be paid.


Free Look Period

The Contract provides for a Free Look Period of at least 10 days after the Contract Owner receives the Contract (20 or more days in some instances as specified in your Contract) plus 5 days for mailing. The Contract Owner may cancel the Contract during the Free Look Period by returning it to the Vanguard Variable Annuity Plan Center, P.O. Box 1103, Valley Forge, PA 19482-1103. Upon cancellation, the Contract is treated as void from the Contract Date and the Contract Owner will receive the greater of the Purchase Payments made under the Contract or the Accumulated Value of the Contract as of the day the Contract is received by the Company, except in Pennsylvania, where the Contract Owner will receive the Accumulated Value plus fees and charges deducted from Purchase Payments whether or not this amount exceeds Purchase Payments made under the Contract.

   Withdrawals are not permitted during the Free Look Period.


Administrative Services

Administrative services are provided by The Vanguard Group, Inc., the Vanguard Variable Annuity Plan Center, 100 Vanguard Boulevard, Malvern, PA 19355.


Distributor of the Contracts

The Vanguard Group, Inc., through its wholly owned subsidiary, Vanguard Marketing Corp., is the principal distributor of the Contract. For these services, the Fund paid a fee of 0.02% of the Fund's average net assets for the 1998 fiscal year. This fee is guaranteed not to exceed 0.20% of the Fund's average month-end net assets. A complete description of these services is found in the "Management of the Fund" section of the Fund's Prospectus and in the Fund's Statement of Additional Information. The principal business address for The Vanguard Group, Inc. is 100 Vanguard Boulevard, Malvern, PA 19355.


Voting Rights

The Fund does not hold regular meetings of shareholders. The Trustees of the Fund may call special meetings of shareholders as the 1940 Act or other applicable law may require. To the extent required by law, the Company will vote the Portfolio shares held in the Separate Account at shareholder meetings of the Fund in accordance with instructions received from persons having voting interests in the corresponding Portfolio. The Company will vote Fund shares as to which no timely instructions are received and those shares held by the Company as to which Contract Owners have no beneficial interest in proportion to the voting instructions that are received with respect to all Contracts participating in that Portfolio. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

   Prior to the Annuity Date, the Contract Owner holds a voting interest in each Portfolio to which the Accumulated Value is allocated. The number of votes which are available to a Contract Owner will be determined by dividing the Accumulated Value attributable to a Portfolio by the net asset

36
value per share of the applicable Portfolio. After the Annuity Date, the person receiving Annuity Payments under any variable Annuity Payment Option has the voting interest. The number of votes after the Annuity Date will be determined by dividing the reserve for such Contract allocated to the Portfolio by the net asset value per share of the corresponding Portfolio. After the Annuity Date, the votes attributable to a Contract decrease as the reserves allocated to the Portfolio decrease. In determining the number of votes, fractional shares will be recognized.

   The number of votes of the Portfolio that are available will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund.

Additions, deletions, or substitutions of investments

The Company retains the right, subject to any applicable law, to make certain changes. The Company reserves the right to eliminate the shares of any of the Portfolios and to substitute shares of another Portfolio of the Fund or of another registered open-end management investment company, if the shares of the Portfolios are no longer available for investment or if, in the Company's judgment, investment in any Portfolio would be inappropriate in view of the purposes of the Separate Account. To the extent the 1940 Act requires, substitutions of shares attributable to a Contract Owner's interest in a Portfolio will not be made until SEC approval has been obtained and the Contract Owner has been notified of the change.

   The Company may establish new Portfolios when marketing, tax, investment, or other conditions so warrant. The Company will make any new Portfolios available to existing Contract Owners on a basis the Company will determine. The Company may also eliminate one or more Portfolios if marketing, tax, investment, or other conditions so warrant.

   In the event of any such substitution or change, the Company may, by appropriate endorsement, make whatever changes in the Contracts may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Contracts, the Company may operate the Separate Account as a management company under the 1940 Act or any other form permitted by law, may deregister the Separate Account under the 1940 Act in the event such registration is no longer required, or may combine the Separate Account with one or more other separate accounts.

Year 2000 Readiness Disclosure

In March 1997, the Company adopted and presently has in place a Year 2000 Project Plan (the "Year 2000 Plan") to review and analyze existing hardware and software systems, as well as voice and data communications systems, to determine if they are Year 2000 compliant. As of March 1, 1999, substantially all of the Company's mission-critical systems are Year 2000 compliant. The Year 2000 Project Plan remains on track as the Company continues with the validation of its mission-critical and non-mission-critical systems, including revalidation testing in 1999. In addition, the Company has undertaken aggressive initiatives to test all systems that interface with any third parties and other business partners. All of these steps are aimed at allowing current operations to remain unaffected by the Year 2000 date change.

   As of the date of this prospectus, the Company has identified and made available what it believes are the appropriate resources of hardware, people, and dollars, including the engagement of outside third parties, to ensure that the Year 2000 Plan will be completed.

   The actions taken by management under the Year 2000 Plan are intended to significantly reduce the Company's risk of a material business interruption based on Year 2000 issues. It should be noted that the Year 2000 computer problem, and its resolution, is complex and multifaceted, and any company's success cannot be conclusively known until the Year 2000 is reached. In spite of its efforts or results, the Company's ability to function unaffected to and through the Year 2000 may be adversely affected by actions, or failures to act, of third parties beyond our knowledge or control.

   This statement is a Year 2000 Readiness Disclosure pursuant to Section 3(9) of the Year 2000 Information and Readiness Disclosure Act, 15 U.S.C. Section 1
(1998).

Financial Statements

The audited statutory-basis financial statements of the Company and the financial statements of the Separate Account (as well as the Independent Auditors' Reports on them) are contained in the Statement of Additional Information.

Auditors

Ernst & Young LLP serves as independent auditors for the Company and the Separate Account and audits their financial statements annually.

Legal Matters

The law firm of Jorden Burt Boros Cicchetti Berenson & Johnson LLP, of Washington, D.C., has provided legal advice concerning the issue and sale of the Contract under the applicable federal securities laws. On behalf of the Company, Gregory E. Miller-Breetz, Esquire, has passed upon all matters of Missouri law pertaining to the validity of the Contract and the Company's right to issue the Contract.

38

Table of Contents for the Vanguard Variable Annuity Plan Contract
Statement of Additional Information

B-2  The Contract
B-2  Computation of Variable Annuity Income Payments
B-3  Exchanges
B-3  Joint Annuitant

B-3  General Matters
B-3  Non-Participating
B-3  Misstatement of Age or Sex
B-3  Assignment
B-4  Annuity Data
B-4  Annual Report
B-4  Incontestability
B-4  Ownership

B-4  Distribution of the Contract

B-4  Performance Information
B-4  Subaccount Inception Dates
B-5  Money Market Subaccount Yields
B-5  30-Day Yield for Non-Money Market Subaccounts
B-6  Standardized Average Annual Total Return for Non-Money Market Subaccounts

B-8  Additional Performance Measures
B-8 Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return
B-9  Non-Standardized Total Return Year-to-Date
B-9  Non-Standardized One Year Return

B-10 Safekeeping of Account Assets

B-10 Conflicts of Interest with Other Separate Accounts

B-10 The Company

B-10 Taxes

B-11 State Regulation of the Company

B-11 Records and Reports

B-11 Legal Proceedings

B-11 Other Information

B-11 Financial Statements

Appendix

CONDENSED FINANCIAL INFORMATION

The Accumulation Unit Values and the number of Accumulation Units outstanding for each Subaccount for 1991 through 1998 are as follows:

For the period April 29, 1991 through December 31, 1998

---------------------------------------------------------------------------------------------------------------------------------
                                                     High-          High
                                       Money         Grade          Yield       Short-Term                Diversified     Equity
                                       Market         Bond          Bond        Corporate     Balanced       Value        Income
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value as of:
   Start Date*                          1.000        10.000        10.000        10.000        10.000        10.000        10.000
   12/31/91                             1.032        11.027             .             .        10.802             .             .
   12/31/92                             1.064        11.656             .             .        11.514             .             .
   12/31/93                             1.091        12.695             .             .        12.961             .        10.488
   12/31/94                             1.130        12.290             .             .        12.815             .        10.304
   12/31/95                             1.191        14.437             .             .        16.885             .        14.239
   12/31/96                             1.250        14.882        10.871             .        19.532             .        16.820
   12/31/97                             1.314        16.219        12.135             .        23.946             .        22.503
   12/31/98                             1.381        17.546        12.576             .        26.729             .        26.365
Number of units outstanding as of:
   12/31/91                            32,495         2,122             .             .         3,395             .             .
   12/31/92                            75,564         4,417             .             .         8,682             .             .
   12/31/93                           109,190         6,592             .             .        16,164             .         6,411
   12/31/94                           154,415         6,589             .             .        16,429             .         6,089
   12/31/95                           183,867         8,684             .             .        17,021             .         7,355
   12/31/96                           246,219         9,395         3,042             .        17,307             .         9,260
   12/31/97                           282,813        12,403         7,810             .        19,528             .        13,361
   12/31/98                           387,603        18,252        10,817             .        21,507             .        15,409

   (Units are shown in thousands)
---------------------------------------------------------------------------------------------------------------------------------

For the period April 29, 1991 through December 31, 1998
--------------------------------------------------------------------------------

                                                                              Small
                                     Equity             Mid-Cap   REIT     Company
                                     Index    Growth     Index    Index    Growth   International
-------------------------------------------------------------------------------------------------
Accumulation unit value as of:                                                                     * Date of commencement of
   Start Date*                      10.000     10.000   10.000    10.000    10.000     10.000      operations for the High-
   12/31/91                         11.275          .        .         .         .          .      Grade Bond and Equity
   12/31/92                         12.039          .        .         .         .          .      Index Subaccounts was
   12/31/93                         13.144     10.569        .         .         .          .      April 29, 1991, for the
   12/31/94                         13.224     10.964        .         .         .     10.128      Money Market Subaccount was
   12/31/95                         18.073     15.089        .         .         .     11.678      May 2, 1991, for the
   12/31/96                         22.098     19.057        .         .     9.725     13.319      Balanced Subaccount was
   12/31/97                         29.301     24.034        .         .    10.970     13.708      May 23, 1991, for the Equity
   12/31/98                         37.565     33.697        .         .    11.792     16.226      Income and Growth Subaccounts
Number of units outstanding as of:                                                                 was June 7, 1993, for the
   12/31/91                          2,311          .        .         .         .          .      International Subaccount was
   12/31/92                          9,645          .        .         .         .          .      June 3, 1994, and for the
   12/31/93                         12,971      4,879        .         .         .          .      High Yield Bond and Small
   12/31/94                         13,676      8,004        .         .         .      6,818      Company Growth Subaccounts
   12/31/95                         16,292     11,857        .         .         .      8,146      was June 3, 1996. The Short-
   12/31/96                         19,360     15,744        .         .     5,362     12,435      Term Corporate, Diversified
   12/31/97                         24,886     18,975        .         .    11,350     14,597      Value, Mid-Cap Index, and
   12/31/98                         28,884     23,656        .         .    11,841     14,564      REIT Index Subaccounts had
                                                                                                   not commenced operation
   (Units are shown in thousands)                                                                  as of December 31, 1998.
-------------------------------------------------------------------------------------------------

                     (This page intentionally left blank.)

                     (This page intentionally left blank.)

                     PEOPLES BENEFIT LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT IV

                       STATEMENT OF ADDITIONAL INFORMATION
                                     FOR THE
                     VANGUARD VARIABLE ANNUITY PLAN CONTRACT

                                   OFFERED BY

                     PEOPLES BENEFIT LIFE INSURANCE COMPANY
                           (A MISSOURI STOCK COMPANY)
                             ADMINISTRATIVE OFFICES
                                 20 MOORES ROAD
                           FRAZER, PENNSYLVANIA 19355

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Vanguard Variable Annuity Plan Contract (the "Contract") offered by Peoples Benefit Life Insurance Company (the "Company"). You may obtain a copy of the Prospectus dated April 30, 1999 by calling 800-522-5555, or writing to Vanguard Variable Annuity Plan Center, P.O. Box 1103, Valley Forge, PA 19482-1103. Terms used in the current Prospectus for the Contract are incorporated in this Statement.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT.

                                 April 30, 1999

TABLE OF CONTENTS                                                          PAGE
-----------------                                                          ----

THE CONTRACT                                                                B-2
     Computation of Variable Annuity Income Payments                        B-2
     Exchanges                                                              B-3
     Joint Annuitant                                                        B-3
GENERAL MATTERS                                                             B-3
     Non-Participating                                                      B-3
     Misstatement of Age or Sex                                             B-3
     Assignment                                                             B-3
     Annuity Data                                                           B-4
     Annual Report                                                          B-4
     Incontestability                                                       B-4
     Ownership                                                              B-4
DISTRIBUTION OF THE CONTRACT                                                B-4

PERFORMANCE INFORMATION                                                     B-4
     Subaccount Inception Dates                                             B-4

     Money Market Subaccount Yields                                         B-5
     30-Day Yield for Non-Money Market Subaccounts                          B-5
     Standardized Average Annual Total Return for
        Non-Money Market Subaccounts                                        B-6
ADDITIONAL PERFORMANCE MEASURES                                             B-8
     Non-Standardized Cumulative Total Return and
        Non-Standardized Average Annual Total Return                        B-8
     Non-Standardized Total Return Year-to-Date                             B-9
     Non-Standardized One Year Return                                       B-9
SAFEKEEPING OF ACCOUNT ASSETS                                               B-10

CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS                          B-10

THE COMPANY                                                                 B-10

TAXES                                                                       B-10

STATE REGULATION OF THE COMPANY                                             B-11
RECORDS AND REPORTS                                                         B-11
LEGAL PROCEEDINGS                                                           B-11
OTHER INFORMATION                                                           B-11
FINANCIAL STATEMENTS                                                        B-11

                                  THE CONTRACT

     In order to supplement the description in the Prospectus, the following provides additional information about the Contract which may be of interest to Contract Owners.

Computation of Variable Annuity Income Payments

     Variable Annuity Income Payments are computed as follows. First, the Accumulated Value (or the portion of the Accumulated Value used to provide variable payments) is applied under the Annuity Table contained in the Contract corresponding to the Annuity Option elected by the Contract Owner and based on an assumed interest rate of 4%. This will produce a dollar amount which is the first monthly payment.

     The amount of each Annuity Payment after the first is determined by means of Annuity Units. The number of Annuity Units is determined by dividing the first Annuity Payment by the Annuity Unit value for the selected Subaccount ten Business Days prior to the Annuity Date. The number of Annuity Units for the Subaccount then remains fixed, unless an exchange of Annuity Units (as set forth below) is made. After the first Annuity Payment, the dollar amount of each subsequent Annuity Payment is equal to the number of Annuity Units multiplied by the Annuity Unit value for the Subaccount ten Business Days before the due date of the Annuity Payment.

     The Annuity Unit value for each Subaccount was initially established at $10.00 on the day money was first deposited in that Subaccount. The Annuity Unit value for any subsequent Business Day is equal to (a) times (b) times (c), where:

     (a)  the Annuity Unit value for the immediately preceding Business Day;

     (b)  the Net Investment Factor for the day;

     (c) the investment result adjustment factor (0.99989255 per day), which recognizes an assumed interest rate of 4% per year used in determining the Annuity Payment amounts.

     The Net Investment Factor is a factor applied to a Subaccount that reflects daily changes in the value of the Subaccount due to:

     (a) any increase or decrease in the value of the Subaccount due to investment results;

     (b) a daily charge for the mortality and expense risks assumed by the Company corresponding to an annual rate according to the following schedule:

                                                                      Rate For
         Net Assets*                                                 All Assets
         -----------                                                 ----------

         Up to $2.5 Billion............................................0.30%
         Over $2.5 Billion and Up To $5 Billion........................0.28%
         Over $5 Billion...............................................0.27%

         *Based on combined net assets of the Separate Account and Separate
           Account B of AUSA Life Insurance Company, Inc.

     (c) a daily charge for the cost of administering the Contract corresponding to an annual charge of 0.10%.

     (d) an annual charge of $25 for maintenance of Contracts valued at less than $25,000 at time of initial purchase and on the last business day of each year.

     The Annuity Tables contained in the Contract are based on the 1983 Table "A" Mortality Table projected for mortality improvement to the year 2000 using Projection Scale G and an interest rate of 4% a year; except that in Massachusetts and Montana, the Annuity Tables contained in the Contract are based on a 60% female/40% male blending of the above, for all annuitants of either gender.

Exchanges

     After the Annuity Date, if a Variable Annuity Option has been chosen, the Contract Owner may, by making written request or by calling the Vanguard Variable Annuity Plan Center, exchange the current value of the existing Subaccount to Annuity Units of any other Subaccount then available. The request for the exchange must be received, however, at least 10 Business Days prior to the first payment date on which the exchange is to take effect. This exchange shall result in the same dollar amount of Annuity Payment on the date of exchange. The Contract Owner is limited to two substantive exchanges (at least 30 days apart) from a Portfolio (except the Money Market Portfolio) in any Contract Year, and the value of the Annuity Units exchanged must provide a monthly Annuity Payment of at least $100 at the time of the exchange. "Substantive" means a dollar amount that The Vanguard Group, Inc. determines, in its sole discretion, could adversely affect management of the Fund.

     Exchanges will be made using the Annuity Unit value for the Subaccounts on the date the request for exchange is received by the Company. On the exchange date, the Company will establish a value for the current Subaccount by multiplying the Annuity Unit value by the number of Annuity Units in the existing Subaccount, and compute the number of Annuity Units for the new Subaccount by dividing the Annuity Unit value of the new Subaccount into the value previously calculated for the existing Subaccount.

Joint Annuitant

     The Contract Owner may, in the Contract Application or by written request at least 30 days prior to the Annuity Date, name a Joint Annuitant. Such Joint Annuitant must meet the Company's underwriting requirements. If approved by the Company, the Joint Annuitant shall be named on the Contract Schedule or added by endorsement. An Annuitant or Joint Annuitant may not be replaced.

     The Annuity Date shall be determined based on the date of birth of the Annuitant. If the Annuitant or Joint Annuitant dies prior to the Annuity Date, the survivor shall be the sole Annuitant. Another Joint Annuitant may not be designated. Payment to a Beneficiary shall not be made until the death of the surviving Annuitant.

                                 GENERAL MATTERS

Non-Participating

     The Contracts are non-participating. No dividends are payable and the Contracts will not share in the profits or surplus earnings of the Company.

Misstatement of Age or Sex

     Depending on the state of issue of a Contract, the Company may require proof of age and/or sex before making Annuity Payments. If the Annuitant's stated age, sex or both in the Contract are incorrect, the Company will change the Annuity Benefits payable to those which the Purchase Payments would have purchased for the correct age and sex. In the case of correction of the stated age or sex after payments have commenced, the Company will: (1) in the case of underpayment, pay the full amount due with the next payment; or (2) in the case of overpayment, deduct the amount due from one or more future payments.

Assignment

     Any Nonqualified Contract may be assigned by the Contract Owner prior to the Annuity Date and during the Annuitant's lifetime. The Company is not responsible for the validity of any assignment. No assignment will be recognized until the Company receives written notice thereof. The interest of any Beneficiary which the assignor has the right to change shall be subordinate to the interest of an assignee. Any amount paid to the assignee shall be paid in one sum, notwithstanding any settlement agreement in effect at the time assignment was executed. The Company shall not be liable as to any payment or other settlement made by the Company before receipt of written notice.

Annuity Data

     The Company will not be liable for obligations which depend on receiving information from a Payee until such information is received in a form satisfactory to the Company.

Annual Report

     Once each Contract Year, the Company will send the Contract Owner an annual report of the current Accumulated Value allocated to each Subaccount; and any Purchase Payments, charges, exchanges or withdrawals during the year. This report will also give the Contract Owner any other information required by law or regulation. The Contract Owner may ask for a report like this at any time.

Incontestability

     This Contract is incontestable from the Contract Date, subject to the "Misstatement of Age or Sex" or "Misstatement of Age" provision.

Ownership

     The Owner of the Contract on the Contract Date is the Annuitant, unless otherwise specified in the Application. The Owner may specify a new Owner by written notice at any time thereafter. The term Owner also includes any person named as a Joint Owner. A Joint Owner shares ownership in all respects with the Owner. During the Annuitant's lifetime all rights and privileges under this Contract may be exercised solely by the Owner. Upon the death of the Owner(s), Ownership is retained by the surviving Joint Owner or passes to the Owner's Designated Beneficiary, if one has been designated by the Owner. If no Owner's Designated Beneficiary is designated or if no Owner's Designated Beneficiary is living, the Owner's Designated Beneficiary is the Owner's estate. From time to time the Company may require proof that the Owner is still living.

                          DISTRIBUTION OF THE CONTRACT

     The Vanguard Group, Inc. through its wholly-owned subsidiary, Vanguard Marketing Corporation, is the principal distributor of the Contracts. For these services, the Fund paid a fee of 0.02% of the Fund's average net assets for its 1998 fiscal year. This fee is guaranteed not to exceed 0.20% of the Fund's average month-end net assets. A complete description of these services is found in the section of the Fund's Prospectus entitled "The Portfolios and Vanguard" and in the Fund's Statement of Additional Information. The principal business address for The Vanguard Group, Inc. is The Vanguard Variable Annuity Plan Center, 100 Vanguard Boulevard, Malvern, PA 19355.

                             PERFORMANCE INFORMATION

     Performance information for the Subaccounts, including the yield and effective yield of the Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts, may appear in reports or promotional literature to current or prospective Contract Owners.

Subaccount Inception Dates

     Where applicable, the following Subaccount inception dates are used in the calculation of performance figures: April 29, 1991 for the Equity Index Subaccount and the High-Grade Bond Subaccount; May 2, 1991 for the Money Market Subaccount; May 23, 1991 for the Balanced Subaccount; June 7, 1993 for the Equity Income Subaccount and the Growth Subaccount; June 3, 1994 for the International Subaccount; and June 3, 1996 for the High Yield Bond Subaccount and the Small Company Growth Subaccount. As of December 31, 1998, the Short-Term Corporate Subaccount, the Diversified Value Subaccount, the Mid-Cap Index Subaccount, and the REIT Index Subaccount had not commenced operations.

Money Market Subaccount Yields

     Current yield for the Money Market Subaccount will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a pro-rata share of Subaccount expenses accrued over that period (the "base-period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by /365/7/, with the resulting yield figure carried to at least the nearest hundredth of one percent.

     Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

               Effective Yield = [(Base Period Return +1)/365/7/] -1

     The yield of the Money Market Subaccount for the 7-day period ended December 31, 1998, was 4.71%.

30-Day Yield for Non-Money Market Subaccounts

     Quotations of yield for the remaining Subaccounts will be based on all investment income per Unit earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of a Unit on the last day of the period, according to the following formula:

                           YIELD = 2[(a - b + 1)/6/-1]
                                      -----
                                      c x d

Where:

     [a] equals the net investment income earned during the period by the Series attributable to shares owned by a Subaccount

     [b]  equals the expenses accrued for the period (net of reimbursements)

     [c]  equals the average daily number of Units outstanding during the period

     [d] equals the maximum offering price per Accumulation Unit on the last day of the period

Yield on the Subaccount is earned from the increase in net asset value of shares of the Series in which the Subaccount invests and from dividends declared and paid by the Series, which are automatically reinvested in shares of the Series.

     The yield of each Subaccount for the 30-day period ended December 31, 1998, is set forth below. Yields are calculated daily for each Subaccount. Premiums and discounts on asset-backed securities are not amortized.


     High-Grade Bond Subaccount........................................5.15%
     High Yield Bond Subaccount........................................8.53%
     Short-Term Corporate Subaccount...................................---
     Balanced Subaccount...............................................3.08%
     Diversified Value Subaccount......................................---
     Equity Income Subaccount..........................................2.02%
     Equity Index Subaccount...........................................0.81%
     Growth Subaccount.................................................0.22%
     Mid-Cap Index Subaccount..........................................---
     REIT Index Subaccount.............................................---
     Small Company Growth Subaccount...................................0.17%
     International Subaccount..........................................---

Standardized Average Annual Total Return for Non-Money Market Subaccounts

     When advertising performance of the Subaccounts, the Company will show the "Standardized Average Annual Total Return," calculated as prescribed by the rules of the SEC, for each Subaccount. The Standardized Average Annual Total Return is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable sales loads or sales charges, the Annual Contract Maintenance Fee and all other Portfolio, Separate Account and Contract level charges except Premium Taxes, if any. In calculating performance information, the Annual Contract Maintenance Fee is reflected as a percentage equal to the total amount of fees collected during a year divided by the total average net assets of the Portfolios during the same year. The fee is assumed to remain the same in each year of the applicable period. The fee is prorated to reflect only the remaining portion of the calendar year of purchase. Thereafter, the fee is deducted on the last business day of the year for the following year, on a pro rata basis, from each of the Portfolios you have chosen.

     Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, three, five and 10 years (or, if less, up to the life of the Subaccount) and year-to-date, six months to date, month-to-date, and quarter-to-date, calculated pursuant to the formula:

                                 P(1 + T)/n/ = ERV
Where:

     (1)  [P] equals a hypothetical Initial Purchase Payment of $1,000

     (2)  [T] equals an average annual total return

     (3)  [n] equals the number of years

     (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 Purchase Payment made at the beginning of the period (or fractional portion thereof)

     The following tables show the average annual total return for the Subaccounts for the period beginning at the inception of each Subaccount and ending on December 31, 1998.

                                                                                                         Since
                                                                              Year     Year Ended     Subaccount
                                            1 year     3 years    5 years    to date     12/31/98     Inception*
                                            ------     -------    -------    -------   ----------     ----------
     High-Grade Bond Subaccount............   8.17%      6.70%      6.66%      8.17%       8.17%         7.56%
     High Yield Bond Subaccount............   3.62%        ---        ---      3.62%       3.62%         9.29%
     Short-Term Corporate Subaccount.......     ---        ---        ---        ---         ---           ---
     Balanced Subaccount...................  11.61%     16.53%     15.55%     11.61%      11.61%        13.75%
     Diversified Value Subaccount..........     ---        ---        ---        ---         ---           ---
     Equity Income Subaccount..............  17.15%     22.78%     20.21%     17.15%      17.15%        18.99%
     Equity Index Subaccount...............  28.19%     27.60%     23.34%     28.19%      28.19%        18.78%
     Growth Subaccount.....................  40.19%     30.69%     26.07%     40.19%      40.19%        24.35%
     Mid-Cap Index Subaccount..............     ---        ---        ---        ---         ---           ---
     REIT Index Subaccount.................     ---        ---        ---        ---         ---           ---
     Small Company Growth Subaccount.......   7.48%        ---        ---      7.48%       7.48%         6.59%
     International Subaccount..............  18.35%     11.57%        ---     18.35%      18.35%        11.12%

 -------------

*Refer to "Subaccount Inception Dates" under the "PERFORMANCE INFORMATION" section of this Statement of Additional Information.


                                                 Month-    Quarter-    6 Months-
                                                to-date     to-date     to-date
                                                -------     -------     -------
     High-Grade Bond Subaccount.............      0.33%      0.23%       4.32%
     High Yield Bond Subaccount.............      0.00%      2.44%      -0.42%
     Short-Term Corporate Subaccount........        ---        ---         ---
     Balanced Subaccount....................     -0.01%      7.36%       2.74%
     Diversified Value Subaccount...........        ---        ---         ---
     Equity Income Subaccount...............      1.83%     12.08%       7.77%
     Equity Index Subaccount................      5.77%     21.30%       9.17%
     Growth Subaccount......................      8.60%     24.80%      13.25%
     Mid-Cap Index Subaccount...............        ---        ---         ---
     REIT Index Subaccount..................        ---        ---         ---
     Small Company Growth Subaccount........      8.60%     23.97%       3.90%
     International Subaccount...............      3.50%     17.72%       3.56%

     All total return figures reflect the deduction of the administrative charge, and the mortality and expense risk charge. The SEC requires that an assumption be made that the Contract Owner surrenders the entire Contract at the end of the 1-, 5- and 10-year periods (or, if less, up to the life of the Subaccount) for which performance is required to be calculated.

     Performance information for a Subaccount may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue Money Market Institutional Averages, or other indices that measure performance of a pertinent group of securities so that investors may compare a Subaccount's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely-used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and
(iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

     Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Accumulation Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the portfolio of the Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

     Reports and marketing materials may, from time to time, include information concerning the rating of Peoples Benefit Life Insurance Company as determined by A.M. Best, Moody's, Standard & Poor's or other recognized rating services. Reports and promotional literature may also contain other information including
(i) the ranking of any Subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

                        ADDITIONAL PERFORMANCE MEASURES

Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return

     The Company may show Non-Standardized Cumulative Total Return (i.e., the percentage change in the value of an Accumulation Unit) for one or more Subaccounts with respect to one or more periods. The Company may also show Non-Standardized Average Annual Total Return (i.e., the average annual change in Accumulation Unit Value) with respect to one or more periods. For one year and periods less than one year, the Non- Standardized Cumulative Total Return and the Non-Standardized Average Annual Total Return are effective annual rates of return and are equal. For periods greater than one year, the Non-Standardized Average Annual Total Return is the effective annual compounded rate of return for the periods stated. Because the value of an Accumulation Unit reflects the Separate Account and Portfolio expenses (see Fee Table in the Prospectus), the Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return also reflect these expenses. However, these percentages do not reflect the Annual Contract Maintenance Fee or Premium Taxes (if any), which, if included, would reduce the percentages reported by the Company.

                   Non-Standardized Cumulative Total Return
                          For Period Ending 12/31/98

                                                                                                Since
                                                Month-    Quarter-    6 Month-       One      Subaccount
                                               to-date     to-date     to-date      Year      Inception*
     Money Market Subaccount................    0.40%        1.21%       2.51%       5.11%       38.09%
     High-Grade Bond Subaccount.............    0.33%        0.24%       4.32%       8.18%       75.46%
     High Yield Bond Subaccount.............    0.00%        2.44%      -0.42%       3.63%       25.76%
     Short-Term Corporate Subaccount........      ---          ---         ---         ---          ---
     Balanced Subaccount....................   -0.01%        7.36%       2.74%      11.62%      167.29%
     Diversified Value Subaccount...........      ---          ---         ---         ---          ---
     Equity Income Subaccount...............    1.83%       12.08%       7.78%      17.16%      163.65%
     Equity Index Subaccount................    5.77%       21.31%       9.17%      28.21%      275.65%
     Growth Subaccount......................    8.60%       24.80%      13.26%      40.20%      236.97%
     Mid-Cap Index Subaccount...............      ---          ---         ---         ---          ---
     REIT Index Subaccount..................      ---          ---         ---         ---          ---
     Small Company Growth Subaccount........    8.60%       23.98%       3.91%       7.49%       17.92%
     International Subaccount...............    3.50%       17.72%       3.56%      18.36%       62.26%

-------------
*Refer to "Subaccount Inception Dates" under the "PERFORMANCE INFORMATION" section of this Statement of Additional Information.


                  Non-Standardized Average Annual Total Returns
                           For Period Ending 12/31/98

                                                                                              Since
                                                                                            Subaccount
                                                    One Year    Three Year    Five Year     Inception*
     Money Market Subaccount...................       5.11%       5.06%         4.83%         4.30%
     High-Grade Bond Subaccount................       8.18%       6.72%         6.69%         7.60%
     High Yield Bond Subaccount................       3.63%         ---           ---         9.30%
     Short-Term Corporate Subaccount...........         ---         ---           ---           ---
     Balanced Subaccount.......................      11.62%      16.55%        15.58%        13.79%
     Diversified Value Subaccount..............         ---         ---           ---           ---
     Equity Income Subaccount..................      17.16%      22.79%        20.24%        19.02%
     Equity Index Subaccount...................      28.21%      27.62%        23.37%        18.82%
     Growth Subaccount.........................      40.20%      30.71%        26.10%        24.39%


     Mid-Cap Index Subaccount..................         ---         ---           ---           ---
     REIT Index Subaccount.....................         ---         ---           ---           ---
     Small Company Growth Subaccount...........       7.49%         ---           ---         6.61%
     International Subaccount..................      18.36%      11.59%           ---        11.15%


-------------
*Refer to "Subaccount Inception Dates" under the "PERFORMANCE INFORMATION" section of this Statement of Additional Information.


Non-Standardized Total Return Year-to-Date

     The Company may show Non-Standardized Total Return Year-to-Date as of a particular date, or simply Total Return YTD, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year. Total Return YTD figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Maintenance Fee or Premium Taxes (if any), which, if included, would reduce the percentages reported by the Company.

                                                                Total Return YTD
                                                                 as of 12/31/98

     Money Market Subaccount................................          5.11%
     High-Grade Bond Subaccount.............................          8.18%
     High Yield Bond Subaccount.............................          3.63%
     Short-Term Corporate Subaccount........................            ---
     Balanced Subaccount....................................         11.62%
     Diversified Value Subaccount...........................            ---
     Equity Income Subaccount...............................         17.16%
     Equity Index Subaccount................................         28.21%
     Growth Subaccount......................................         40.20%
     Mid-Cap Index Subaccount...............................            ---
     REIT Index Subaccount..................................            ---
     Small Company Growth Subaccount........................          7.49%
     International Subaccount...............................         18.36%

Non Standardized One Year Return

     The Company may show Non-Standardized One Year Return, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year (or date of inception, if during the relevant year) and ending at the end of such calendar year. One Year Return figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Maintenance Fee or Premium Taxes (if any), which if included would reduce the percentages reported by the Company.

                                                  1998      1997      1996     1995      1994      1993    1992
                                                  ----      ----      ----     ----      ----      ----    ----
     Money Market Subaccount.................     5.11%     5.10%     4.97%     5.34%    3.66%    2.47%    3.10%
     High-Grade Bond Subaccount..............     8.18%     8.98%     3.08%    17.47%   -3.19%    8.92%    5.70%
     High Yield Bond Subaccount..............     3.63%    11.63%       ---       ---      ---      ---      ---
     Short-Term Corporate Subaccount.........       ---       ---       ---       ---      ---      ---      ---
     Balanced Subaccount.....................    11.62%    22.60%    15.68%    31.76%   -1.13%   12.56%    6.59%
     Diversified Value Subaccount............       ---       ---       ---       ---      ---      ---      ---
     Equity Income Subaccount................    17.16%    33.78%    18.13%    38.19%   -1.76%      ---      ---
     Equity Index Subaccount.................    28.21%    32.59%    22.27%    36.67%    0.61%    9.18%    6.77%
     Growth Subaccount.......................    40.20%    26.12%    26.29%    37.62%    3.74%      ---      ---
     Mid-Cap Index Subaccount................       ---       ---       ---       ---      ---      ---      ---


     REIT Index Subaccount...................       ---       ---       ---       ---      ---      ---      ---
     Small Company Growth Subaccount.........     7.49%    12.80%       ---       ---      ---      ---      ---
     International Subaccount................    18.36%     2.92%    14.05%    15.31%      ---      ---      ---


                         SAFEKEEPING OF ACCOUNT ASSETS

     Title to assets of the Separate Account is held by the Company. The assets are kept physically segregated and held separate and apart from the Company's general account assets. Records are maintained of all purchases and redemptions of eligible Portfolio shares held by each of the Subaccounts.

              CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS

     The Portfolios may be made available to registered separate accounts offering variable annuity and variable life products of the Company or other insurance companies. Although the Company believes it is unlikely, a material conflict could arise between the interests of the Separate Account and one or more of the other participating separate accounts. In the event a material conflict does exist, the affected insurance companies agree to take any necessary steps, including removing their separate accounts from the Fund if required by law, to resolve the matter.

                                  THE COMPANY


     The Company is a direct subsidiary of Monumental Life Insurance Company, Capital Liberty, L.P., and Commonwealth General Corporation, which, respectively, have 76.3%, 20%, and 3.7% interests in the Company. Monumental Life Insurance Company is a direct subsidiary of Capital General Development Corporation and First AUSA Life Insurance Company, which, respectively, have 73.23% and 26.77% interests in Monumental Life Insurance Company. Monumental Life Insurance Company and Commonwealth General Corporation have, respectively, 99% and 1% interests in Capital Liberty, L.P. Commonwealth General Corporation is a wholly owned subsidiary of AEGON USA, Inc. Capital General Development Corporation is a wholly owned subsidiary of Commonwealth General Corporation. First AUSA Life Insurance Company is a wholly owned subsidiary of AEGON USA, Inc.

     The Company is a wholly owned indirect subsidiary of AEGON USA, Inc., which in turn is wholly owned by AEGON U.S. Holding Corporation, a wholly owned subsidiary of AEGON International N.V. AEGON International N.V. is a wholly owned subsidiary of AEGON N.V. Vereniging AEGON (a Netherlands membership association) has a 53.63% interest in AEGON N.V.

     The Company was formerly known as National Home Life Assurance Company, until July 1, 1995, when it changed its name to Providian Life and Health Insurance Company. On October 1, 1998, it changed its name to Peoples Benefit Life Insurance Company.

                                     TAXES

     The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Separate Account is not a separate entity from the Company and its operations form a part of the Company, the Separate Account will not be taxed separately as a "regulated investment company" under Subchapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the Accumulated Value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to the Company. The Company reserves the right to make a deduction for taxes should they be imposed with respect to such items in the future.

     Under present laws, the Company will incur state or local taxes in several states. If there is a change in state or local tax laws, the Company may make charges for such taxes. At present time, the Company does not charge the Contract Owner for these other taxes. If there is a change in state or local tax laws, charges for such taxes may be made. The Company does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Contracts. Based upon these expectations, no charge is currently being made to the Separate Account for corporate federal income taxes that may be attributable to the Separate
Account.

     The Company will periodically review the question of a charge to the Separate Account for corporate federal income taxes related to the Separate Account. Such a charge may be made in future years for any federal income taxes the Company incurs. This might become necessary if the Company ultimately determines that its tax treatment is not what it currently believes it to be, if there are changes in the federal income tax treatment of annuities at the corporate level, or if there is a change in the Company's tax status. If the Company should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Contracts, the Accumulated Value of the Contract would be correspondingly adjusted by any provision or charge for such taxes.

                        STATE REGULATION OF THE COMPANY

     The Company is a stock life insurance company organized under the laws of Missouri, and is subject to regulation by the Missouri State Department of Insurance. An annual statement in a prescribed form is filed with Missouri Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of the Company as of December 31 of the preceding calendar year. Periodically, the Missouri Commission of Insurance examines the financial condition of the Company, including the liabilities and reserves of the Separate Account

                              RECORDS AND REPORTS

     All records and accounts relating to the Separate Account will be maintained by the Company or by its administrator, The Vanguard Group, Inc. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, the Company will mail to all Contract Owners at their last known address of record, at least semiannually, reports containing such information as may be required under that Act or by any other applicable law or regulation.

                               LEGAL PROCEEDINGS

     There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. The Company is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Separate Account.

                               OTHER INFORMATION

     A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                             FINANCIAL STATEMENTS

     The audited financial statements of the subaccounts of the Separate Account which are available for investment by Vanguard Variable Annuity Plan Contract Owners for the year ended December 31, 1998, including the report of Independent Auditors thereon, are included in this Statement of Additional Information.

     The audited statutory-basis financial statements of the Company as of December 31, 1998 and 1997 and for each of the three years in the period ended December 31, 1998, including the Report of Independent Auditors thereon, which are also included in this Statement of Additional Information, should be distinguished from the financial statements of subaccounts of the Separate Account which are available for investment by Vanguard Variable Annuity Plan Contract Owners and should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                              Financial Statements

                         Peoples Benefit Life Insurance
                          Company Separate Account IV -
                         Vanguard Variable Annuity Plan

                          Year ended December 31, 1998
                       with Report of Independent Auditors

                    Peoples Benefit Life Insurance Company
             Separate Account IV - Vanguard Variable Annuity Plan

                             Financial Statements


                         Year ended December 31, 1998





                                    Contents

Report of Independent Auditors.............................................1

Financial Statements

Balance Sheet..............................................................2
Statement of Operations....................................................4
Statements of Changes in Contract Owners' Equity...........................6
Notes to Financial Statements.............................................10

                        Report of Independent Auditors





The Board of Directors and Contract Owners of the Vanguard Variable Annuity Plan,
Peoples Benefit Life Insurance Company


We have audited the accompanying balance sheet of the subaccounts of Peoples Benefit Life Insurance Company Separate Account IV (formerly the Providian Life and Health Insurance Company Separate Account IV), which are available for investment by the Vanguard Variable Annuity Plan contract owners, as of December 31, 1998, and the related statements of operations for the year then ended and changes in contract owners' equity for each of the two years in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 1998, by correspondence with the mutual funds' transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the subaccounts of the Peoples Benefit Life Insurance Company Separate Account IV, which are available for investment by the Vanguard Variable Annuity Plan contract owners, at December 31, 1998, and the results of their operations for the year then ended and changes in their contract owners' equity for each of the two years in the period then ended in conformity with generally accepted accounting principles.

/s/  Ernst & Young LLP

Des Moines, Iowa
January 29, 1999

                    Peoples Benefit Life Insurance Company
             Separate Account IV - Vanguard Variable Annuity Plan

                                 Balance Sheet

                               December 31, 1998

                                                                                                 High-Grade
                                                                                Money Market        Bond
                                                                  Total         Subaccount       Subaccount
                                                         ------------------------------------------------------
Assets
Cash                                                      $        2,967     $          276     $          388
Investments in mutual funds, at current market value:
   Vanguard Variable Insurance Fund:
     Money Market Portfolio                                  535,231,877        535,231,877                 --
     High-Grade Bond Portfolio                               320,260,140                 --        320,260,140
     Balanced Portfolio                                      574,853,184                 --                 --
     Equity Index Portfolio                                1,085,016,952                 --                 --
     Growth Portfolio                                        797,156,552                 --                 --
     Equity Income Portfolio                                 406,261,994                 --                 --
     International Portfolio                                 236,307,034                 --                 --
     High Yield Bond Portfolio                               136,035,533                 --                 --
     Small Company Growth Portfolio                          139,624,184                 --                 --
                                                         ------------------------------------------------------
Total investments in mutual funds                          4,230,747,450        535,231,877        320,260,140
                                                         ------------------------------------------------------
Total assets                                              $4,230,750,417     $  535,232,153     $  320,260,528
                                                         ======================================================

Liabilities and contract owners' equity
Liabilities:
   Contract terminations payable                          $        1,556     $           --     $           --
                                                         ------------------------------------------------------
Total liabilities                                                  1,556                 --                 --

Contract owners' equity:
   Deferred annuity contracts terminable by owners         4,230,748,861        535,232,153        320,260,528
                                                         ------------------------------------------------------
Total liabilities and contract owners' equity             $4,230,750,417     $  535,232,153     $  320,260,528
                                                         ======================================================



See accompanying notes.

                                                                                                                   Equity
                                                            Balanced          Equity Index         Growth          Income
                                                           Subaccount          Subaccount        Subaccount      Subaccount
                                                       --------------------------------------------------------------------------
Assets                                                     $          74     $          658     $                $
Cash                                                                                                       378                544

Investments in mutual funds, at current market value:
   Vanguard Variable Insurance Fund:
     Money Market Portfolio                                           --                 --                 --                 --
     High-Grade Bond Portfolio                                        --                 --                 --                 --
     Balanced Portfolio                                      574,853,184                 --                 --                 --
     Equity Index Portfolio                                           --      1,085,016,952                 --                 --
     Growth Portfolio                                                 --                 --        797,156,552                 --
     Equity Income Portfolio                                          --                 --                 --        406,261,994
     International Portfolio                                          --                 --                 --                 --
     High Yield Bond Portfolio                                        --                 --                 --                 --
     Small Company Growth Portfolio                                   --                 --                 --                 --
                                                       --------------------------------------------------------------------------
Total investments in mutual funds                            574,853,184      1,085,016,952        797,156,552        406,261,994
                                                       --------------------------------------------------------------------------
Total assets                                              $  574,853,258     $1,085,017,610     $  797,156,930     $  406,262,538
                                                       ==========================================================================

Liabilities and contract owners' equity
Liabilities:
   Contract terminations payable                          $           --     $           --     $           --     $           --
                                                       --------------------------------------------------------------------------
Total liabilities                                                     --                 --                 --                 --

Contract owners' equity:
   Deferred annuity contracts terminable by owners           574,853,258      1,085,017,610        797,156,930        406,262,538
                                                       --------------------------------------------------------------------------
Total liabilities and contract owners' equity             $  574,853,258     $1,085,017,610     $  797,156,930     $  406,262,538
                                                       ==========================================================================


                                                                           High Yield        Small Company
                                                         International        Bond              Growth
                                                          Subaccount       Subaccount          Subaccount
                                                       -----------------------------------------------------
                                                        $               $                $            --
Cash                                                                --              649               --
Investments in mutual funds, at current market value:
   Vanguard Variable Insurance Fund:
     Money Market Portfolio                                         --               --               --
     High-Grade Bond Portfolio                                      --               --               --
     Balanced Portfolio                                             --               --               --
     Equity Index Portfolio                                         --               --               --
     Growth Portfolio                                               --               --               --
     Equity Income Portfolio                                        --               --               --
     International Portfolio                               236,307,034               --               --
     High Yield Bond Portfolio                                      --      136,035,533               --
     Small Company Growth Portfolio                                 --               --      139,624,184
                                                       -----------------------------------------------------
Total investments in mutual funds                          236,307,034      136,035,533      139,624,184
                                                       -----------------------------------------------------
Total assets                                              $236,307,034     $136,036,182     $139,624,184
                                                       =====================================================

Liabilities and contract owners' equity
Liabilities:
   Contract terminations payable                         $         285        $      --     $      1,271
                                                       -----------------------------------------------------
Total liabilities                                                  285               --            1,271

Contract owners' equity:
   Deferred annuity contracts terminable by owners         236,306,749      136,036,182      139,622,913
                                                       -----------------------------------------------------
Total liabilities and contract owners' equity             $236,307,034     $136,036,182     $139,624,184
                                                       =====================================================

See accompanying notes.

                    Peoples Benefit Life Insurance Company
             Separate Account IV - Vanguard Variable Annuity Plan

                            Statement of Operations

                         Year ended December 31, 1998



                                                                                                Money               High-Grade
                                                                                                Market                Bond
                                                                            Total             Subaccount            Subaccount
                                                                       -------------------------------------------------------------
Net investment income
Income:
   Dividends                                                              $  179,823,743     $   24,923,630     $   16,080,415
Expenses:
   Administration fee                                                          3,832,367            489,491            266,786
   Mortality and expense risk charge                                           9,994,790          1,310,441            711,090
                                                                       -------------------------------------------------------------
Net investment income                                                        165,996,586         23,123,698         15,102,539

Net realized and unrealized capital gain (loss) from
investments
Net realized capital gain (loss) from sales of investments:
   Proceeds from sales                                                     1,138,265,858        555,355,663         45,540,624
   Cost of investments sold                                                1,025,362,178        555,355,663         44,356,485
                                                                       -------------------------------------------------------------
Net realized capital gain (loss) from sales of investments                   112,903,680                 --          1,184,139

Net change in unrealized appreciation (depreciation) of
   investments:
   Beginning of the period                                                   532,813,077                 --          5,184,920
   End of the period                                                         880,502,518                 --          8,220,017
                                                                       -------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments                                                               347,689,441                 --          3,035,097
                                                                       -------------------------------------------------------------
Net realized and unrealized capital gain (loss) from
   investments                                                               460,593,121                 --          4,219,236
                                                                       -------------------------------------------------------------
Increase from operations                                                  $  626,589,707     $   23,123,698     $   19,321,775
                                                                       =============================================================


See accompanying notes.

                                                                                                                       Equity
                                                                    Balanced       Equity Index        Growth          Income
                                                                   Subaccount       Subaccount       Subaccount      Subaccount
                                                                -------------------------------------------------------------------
Net investment income
Income:
   Dividends                                                      $ 56,342,557      $ 16,147,373     $ 41,030,363     $ 10,688,743
Expenses:
   Administration fee                                                  568,921           968,816          649,631          384,580
   Mortality and expense risk charge                                 1,482,991         2,512,081        1,659,171        1,008,109
                                                                -------------------------------------------------------------------
Net investment income                                               54,290,645        12,666,476       38,721,561        9,296,054

Net realized and unrealized capital gain (loss) from
investments
Net realized capital gain (loss) from sales of investments:
   Proceeds from sales                                              67,893,164       138,859,248       87,266,560       76,789,213
   Cost of investments sold                                         52,832,251        94,103,342       62,209,446       58,496,432
                                                                -------------------------------------------------------------------
Net realized capital gain (loss) from sales of investments          15,060,913        44,755,906       25,057,114       18,292,781

Net change in unrealized appreciation (depreciation)
  of investments:
   Beginning of the period                                          97,735,292       223,779,983      114,536,965       73,172,778
   End of the period                                                84,859,749       388,424,078      252,061,642      101,632,122
                                                                -------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments                                                     (12,875,543)      164,644,095      137,524,677       28,459,344
                                                                -------------------------------------------------------------------
Net realized and unrealized capital gain (loss) from
   investments                                                       2,185,070       209,400,001      162,581,791       46,752,125
                                                                -------------------------------------------------------------------
Increase from operations                                          $ 56,476,015      $222,066,477     $201,303,352     $ 56,048,179
                                                                ===================================================================
                                                                                     High Yield         Small Company
                                                                     International       Bond              Growth
                                                                      Subaccount      Subaccount         Subaccount
                                                                ------------------------------------------------------
Net investment income
Income:
   Dividends                                                         $  3,086,320     $ 10,735,616      $    788,726
Expenses:
   Administration fee                                                     238,987          131,913           133,242
   Mortality and expense risk charge                                      619,767          350,618           340,522
                                                                ------------------------------------------------------
Net investment income                                                   2,227,566       10,253,085           314,962

Net realized and unrealized capital gain (loss) from
investments
Net realized capital gain (loss) from sales of investments:
   Proceeds from sales                                                 64,121,640       52,235,877        50,203,869
   Cost of investments sold                                            57,370,299       52,552,267        48,085,993
                                                                ------------------------------------------------------
Net realized capital gain (loss) from sales of investments              6,751,341         (316,390)        2,117,876

Net change in unrealized appreciation (depreciation)
   of investments:
   Beginning of the period                                             10,643,796        1,912,775         5,846,568
   End of the period                                                   35,896,546       (4,094,014)       13,502,378
                                                                ------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments                                                         25,252,750       (6,006,789)        7,655,810
                                                                ------------------------------------------------------
Net realized and unrealized capital gain (loss) from
   investments                                                         32,004,091       (6,323,179)        9,773,686
                                                                ------------------------------------------------------
Increase from operations                                             $ 34,231,657     $  3,929,906      $ 10,088,648
                                                                ======================================================

See accompanying notes.

                    Peoples Benefit Life Insurance Company
             Separate Account IV - Vanguard Variable Annuity Plan

               Statements of Changes in Contract Owners' Equity

                    Years ended December 31, 1998 and 1997




                                                         Total                            Money Market Subaccount
                                        ---------------------------------------   ---------------------------------------
                                                1998                  1997               1998                 1997
                                        ---------------------------------------   ---------------------------------------
Operations:
   Net investment income                  $   165,996,586      $   108,177,565      $    23,123,698      $    17,808,228
   Net realized capital gain (loss)           112,903,680           90,073,861                   --                   --
   Net change in unrealized
     appreciation (depreciation) of
     investments                              347,689,441          240,723,684                   --                   --
                                        ---------------------------------------   ---------------------------------------
Increase from operations                      626,589,707          438,975,110           23,123,698           17,808,228

Contract transactions:
   Net contract purchase payments             788,299,290          672,985,150          542,070,659          217,903,756
   Transfer payments from (to)
     other subaccounts or general
     account                                      160,113                   --         (360,922,340)        (142,786,690)
   Contract terminations,
     withdrawals and other
     deductions                              (129,886,160)         (86,445,867)         (40,567,808)         (29,153,833)
                                        ---------------------------------------   ---------------------------------------
Increase from contract transactions           658,573,243          586,539,283          140,580,511           45,963,233
                                        ---------------------------------------   ---------------------------------------
Net increase in contract owners'
   equity                                   1,285,162,950        1,025,514,393          163,704,209           63,771,461

Contract owners' equity:
   Beginning of the period                  2,945,585,911        1,920,071,518          371,527,944          307,756,483
                                        ---------------------------------------   ---------------------------------------
   End of the period                      $ 4,230,748,861      $ 2,945,585,911      $   535,232,153      $   371,527,944
                                        =======================================   =======================================


See accompanying notes.




                                                 High-Grade Bond
                                                   Subaccount                        Balanced Subaccount
                                        ------------------------------------    --------------------------------
                                               1998               1997                1998            1997
                                        ------------------------------------    --------------------------------
Operations:
   Net investment income                  $  15,102,539      $   9,938,351      $  54,290,645   $    33,670,634
   Net realized capital gain (loss)           1,184,139            286,829         15,060,913        13,941,055
   Net change in unrealized
     appreciation (depreciation) of
     investments                              3,035,097          4,394,682        (12,875,543)       33,151,340
                                        ------------------------------------    --------------------------------
Increase from operations                     19,321,775         14,619,862         56,476,015        80,763,029

Contract transactions:
   Net contract purchase payments            23,801,304         32,631,602         34,390,774        59,455,811
   Transfer payments from (to)
   other Subaccount accounts or general
   account                                   83,833,768         18,648,896         32,132,098         3,012,081
   Contract terminations,
     withdrawals and other
     deductions                              (7,863,358)        (4,540,307)       (15,764,441)      (13,650,505)
                                        ------------------------------------    --------------------------------
Increase from contract transactions          99,771,714         46,740,191         50,758,431        48,817,387
                                        ------------------------------------    --------------------------------
Net increase in contract owners'
   equity                                   119,093,489         61,360,053        107,234,446       129,580,416

Contract owners' equity:
   Beginning of the period                  201,167,039        139,806,986        467,618,812       338,038,396
                                        ------------------------------------    --------------------------------
   End of the period                      $ 320,260,528      $ 201,167,039      $ 574,853,258   $   467,618,812
                                        ====================================    ================================

                                                  Equity Index Subaccount
                                           ----------------------------------
                                                   1998              1997
                                          ------------------- -----------------
Operations:
   Net investment income                  $    12,666,476      $    13,093,612
   Net realized capital gain (loss)            44,755,906           33,240,639
   Net change in unrealized
     appreciation (depreciation) of
     investments                              164,644,095          110,724,340
                                          ------------------- -----------------
Increase from operations                      222,066,477          157,058,591

Contract transactions:
   Net contract purchase payments              68,344,382          120,636,984
   Transfer payments from (to)
     other subaccounts or general
     account
                                               91,359,082           36,845,333
   Contract terminations, withdrawals
     and other deductions
                                              (25,941,516)         (13,185,474)
                                          ------------------- -----------------
Increase from contract transactions           133,761,948          144,296,843
                                          ------------------- -----------------
Net increase in contract owners'
   equity                                     355,828,425          301,355,434

Contract owners' equity:
   Beginning of the period                    729,189,185          427,833,751
                                          ------------------- -----------------
   End of the period                      $ 1,085,017,610      $   729,189,185
                                          =================== =================

See accompanying notes.

                    Peoples Benefit Life Insurance Company
             Separate Account IV - Vanguard Variable Annuity Plan

         Statements of Changes in Contract Owners' Equity (continued)



                                                Growth Subaccount                 Equity Income Subaccount
                                        ----------------------------------    ----------------------------------
                                             1998              1997                 1998             1997
                                        ----------------------------------    ----------------------------------
Operations:
   Net investment income                  $  38,721,561      $  13,790,173      $   9,296,054      $  10,285,311
   Net realized capital gain (loss)          25,057,114         24,923,939         18,292,781          9,488,584
   Net change in unrealized
     appreciation (depreciation) of
     investments                            137,524,677         48,660,283         28,459,344         43,397,730
                                        ----------------------------------    ----------------------------------
Increase from operations                    201,303,352         87,374,395         56,048,179         63,171,625

Contract transactions:
   Net contract purchase payments            47,679,438         91,041,141         32,156,785         50,527,970
   Transfer payments from (to) other
     subaccounts or general account
                                            106,624,819        (12,709,883)        27,844,294         37,182,554
   Contract terminations, withdrawals
     and other deductions
                                            (14,500,631)        (9,692,949)       (10,442,192)        (5,978,462)
                                        ----------------------------------    ----------------------------------
Increase from contract transactions         139,803,626         68,638,309         49,558,887         81,732,062
                                        ----------------------------------    ----------------------------------
Net increase in contract owners'
   equity                                   341,106,978        156,012,704        105,607,066        144,903,687

Contract owners' equity:
   Beginning of the period                  456,049,952        300,037,248        300,655,472        155,751,785
                                        ----------------------------------    ----------------------------------
   End of the period                      $ 797,156,930      $ 456,049,952      $ 406,262,538      $ 300,655,472
                                        ==================================    ==================================


See accompanying notes.


                                                International Subaccount            High Yield Bond Subaccount
                                          ----------------------------------    --------------------------------
                                                 1998             1997                1998            1997
                                          ----------------------------------    --------------------------------
Operations:
   Net investment income                  $   2,227,566      $   4,128,300      $  10,253,085      $   5,378,776
   Net realized capital gain (loss)
   Net change in unrealized                   6,751,341          5,753,755           (316,390)           450,764
     appreciation (depreciation) of
     investments                             25,252,750         (6,934,426)        (6,006,789)         1,154,287
                                          ----------------------------------    --------------------------------
Increase from operations                     34,231,657          2,947,629          3,929,906          6,983,827
Contract transactions:
   Net contract purchase payments
   Transfer payments from (to) other
     subaccounts or general account          11,473,115         40,854,983         16,980,800         28,392,471

   Contract terminations, withdrawals
     and other deductions                    (3,257,020)        (3,461,698)        25,729,756         28,670,333

  Increase from contract transactions        (6,238,121)        (5,873,953)        (5,378,034)        (2,340,822)
                                          ----------------------------------    --------------------------------
  Net increase in contract owners'
     equity                                   1,977,974         31,519,332         37,332,522         54,721,982
                                          ----------------------------------    --------------------------------

  Contract owners' equity:
     Beginning of the period                 36,209,631         34,466,961         41,262,428         61,705,809

     End of the period                      200,097,118        165,630,157         94,773,754         33,067,945
                                          ----------------------------------    --------------------------------
                                          $ 236,306,749      $ 200,097,118      $ 136,036,182      $  94,773,754
                                          ==================================    ================================


                                                     Small Company
                                                   Growth Subaccount
                                          --------------------------------
                                                1998              1997
                                          --------------------------------
 Operations:
   Net investment income                  $     314,962      $      84,180
   Net realized capital gain (loss)           2,117,876          1,988,296
   Net change in unrealized
     appreciation (depreciation) of
     investments                              7,655,810          6,175,448
                                          --------------------------------
Increase from operations                     10,088,648          8,247,924
Contract transactions:
   Net contract purchase payments            11,402,033         31,540,432
   Transfer payments from (to) other
     subaccounts or general account          (3,184,344)        34,599,074

   Contract terminations, withdrawals
     and other deductions                    (3,190,059)        (2,029,562)
                                          --------------------------------
  Increase from contract transactions         5,027,630         64,109,944
                                          --------------------------------
  Net increase in contract owners'
     equity                                  15,116,278         72,357,868
  Contract owners' equity:
     Beginning of the period                124,506,635         52,148,767
                                          --------------------------------
     End of the period                    $ 139,622,913      $ 124,506,635
                                          ================================

See accompanying notes.

                     Peoples Benefit Life Insurance Company
              Separate Account IV - Vanguard Variable Annuity Plan

                          Notes to Financial Statements

                                December 31, 1998




1. Organization and Summary of Significant Accounting Policies

Organization of the Account

Peoples Benefit Life Insurance Company Separate Account IV (the "Mutual Fund Account"), formerly Providian Life and Health Insurance Company Separate Account IV, is a segregated investment account of Peoples Benefit Life Insurance Company ("PBL"), an indirect, wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of nine investment subaccounts which invest exclusively in shares of a corresponding portfolio of the Vanguard Variable Insurance Fund (the "Series Fund"), an open-end diversified investment company offered by The Vanguard Group, Inc. ("Vanguard"). Activity in these nine investment subaccounts is available to contract owners of the Vanguard Variable Annuity Plan.

Prior to October 1, 1998, the Mutual Fund Account was an account of Providian Life and Health Insurance Company ("PLH"). Effective October 1, 1998, the name of PLH was changed to PBL.

Prior to June 10, 1997, PLH was an indirect, wholly-owned subsidiary of Providian Corporation ("Providian"). On June 10, 1997, Providian's insurance operations, including the operations of PLH, were merged with an indirect, wholly-owned subsidiary of AEGON N.V. Providian was the surviving corporation in the merger. Effective October 15, 1997, Providian's name was changed to Commonwealth General Corporation ("CGC"). Effective December 31, 1997, ownership of CGC was transferred to AEGON USA, Inc., an indirect, wholly-owned subsidiary of AEGON N.V.

Investments

Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Series Fund as selected by the contract owner.

                     Peoples Benefit Life Insurance Company
              Separate Account IV - Vanguard Variable Annuity Plan

                    Notes to Financial Statements (continued)




1. Organization and Summary of Significant Accounting Policies (continued)

Prior to August 11, 1998, realized capital gains and losses from the sale of shares in the Series Funds were determined on the basis of average cost. Subsequent to this date, such gains or losses are determined on the first-in, first-out basis. This change was implemented by establishing the average cost of the portfolio as of August 11, 1998 as the opening cost for purposes of the first-in, first-out basis. This change has no effect on "net realized and unrealized capital gain (loss) from investments" and "increase (decrease) from operations" as reported in the Statement of Operations. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from the investments in the Series Funds are credited or charged to contract owners' equity.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.


2. Investments

A summary of the mutual fund investments at December 31, 1998 follows:



                                     Number of Shares     Net Asset          Market
                                           Held        Value Per Share        Value             Cost
                                     -----------------------------------------------------------------------
   Money Market Portfolio             535,231,876.930     $  1.0000       $   535,231,877  $   535,231,877
   High-Grade Bond Portfolio           29,353,118.998       10.9106           320,260,140      312,040,123
   Balanced Portfolio                  33,632,683.145       17.0921           574,853,184      489,993,435
   Equity Index Portfolio              33,744,070.051       32.1543         1,085,016,952      696,592,874
   Growth Portfolio                    28,045,389.860       28.4238           797,156,552      545,094,910
   Equity Income Portfolio             18,944,104.020       21.4453           406,261,994      304,629,872
   International Portfolio             15,698,647.684       15.0527           236,307,034      200,410,488
   High Yield Bond Portfolio           13,461,001.336       10.1059           136,035,533      140,129,547
   Small Company Growth Portfolio      11,885,438.105       11.7475           139,624,184      126,121,806
                                                                        ------------------------------------
                                                                           $4,230,747,450   $3,350,244,932
                                                                        ====================================

                    Peoples Benefit Life Insurance Company
             Separate Account IV - Vanguard Variable Annuity Plan

                   Notes to Financial Statements (continued)



2. Investments (continued)

The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                                           Period ended December 31
                                                  1998                                   1997
                                   ------------------------------------    ----------------------------------
                                      Purchases            Sales               Purchases          Sales
                                   ------------------------------------    ----------------------------------
   Money Market Portfolio            $   719,035,239   $   555,355,663       $   432,082,512    $368,352,557
   High-Grade Bond Portfolio             160,527,243        45,540,624            91,646,656      35,016,314
   Balanced Portfolio                    172,632,133        67,893,164           144,500,315      62,110,595
   Equity Index Portfolio                284,877,412       138,859,248           267,028,451     109,624,928
   Growth Portfolio                      265,614,053        87,266,560           180,232,782      97,738,113
   Equity Income Portfolio               135,800,139        76,789,213           132,950,196      41,039,734
   International Portfolio                68,265,654        64,121,640            98,152,807      62,512,538
   High Yield Bond Portfolio              99,817,385        52,235,877            86,666,063      26,595,851
   Small Company Growth Portfolio
                                          55,499,343        50,203,869           105,500,966      41,279,050
                                   ------------------------------------    ----------------------------------
                                      $1,962,068,601    $1,138,265,858        $1,538,760,748    $844,269,680
                                   ====================================    ==================================


3. Contract Owners' Equity

A summary of deferred annuity contracts terminable by owners at December 31, 1998 follows:

                                                    Accumulation Units     Accumulation     Total Contract
                    Subaccount                             Owned            Unit Value          Value
------------------------------------------------------------------------------------------------------------
   Money Market                                       387,603,061.784     $  1.380877       $   535,232,153
   High-Grade Bond                                     18,252,488.041       17.546130           320,260,528
   Balanced                                            21,507,006.817       26.728650           574,853,258
   Equity Index                                        28,883,542.499       37.565254         1,085,017,610
   Growth                                              23,656,407.827       33.697294           797,156,930
   Equity Income                                       15,409,101.685       26.365102           406,262,538
   International                                       14,563,557.171       16.225895           236,306,749
   High Yield Bond                                     10,817,255.457       12.575850           136,036,182
   Small Company Growth                                11,840,739.815       11.791739           139,622,913
                                                                                           -----------------
                                                                                             $4,230,748,861
                                                                                           =================

                    Peoples Benefit Life Insurance Company
             Separate Account IV - Vanguard Variable Annuity Plan

                   Notes to Financial Statements (continued)



3. Contract Owners' Equity (continued)

At December 31, 1998, contract owners' equity was comprised of:


                                                             Money Market     High-Grade        Balanced
                                               Total          Subaccount    Bond Subaccount    Subaccount
                                         -------------------------------------------------------------------
   Unit transactions, accumulated net
     investment income and realized
     capital gains                          $3,350,246,343    $535,232,153    $312,040,511     $489,993,509
   Adjustment for appreciation
     (depreciation) to market value            880,502,518               -       8,220,017       84,859,749
                                         -------------------------------------------------------------------
   Total contract owners' equity            $4,230,748,861    $535,232,153    $320,260,528     $574,853,258
                                         ===================================================================


                                                            Equity Index        Growth       Equity Income
                                                             Subaccount       Subaccount       Subaccount
                                                          --------------------------------------------------
   Unit transactions, accumulated net investment income
     and realized capital gains                                $696,593,532   $545,095,288     $304,630,416
   Adjustment for appreciation (depreciation) to market
     value                                                      388,424,078    252,061,642      101,632,122
                                                          --------------------------------------------------
   Total contract owners' equity                             $1,085,017,610   $797,156,930     $406,262,538
                                                          ==================================================

                                                                                             Small Company
                                                            International     High Yield         Growth
                                                              Subaccount    Bond Subaccount    Subaccount
                                                            ------------------------------------------------
   Unit transactions, accumulated net investment income
     and realized capital gains                                $200,410,203   $140,130,196     $126,120,535
   Adjustment for appreciation (depreciation) to market
     value                                                       35,896,546     (4,094,014)      13,502,378
                                                            ------------------------------------------------
   Total contract owners' equity                               $236,306,749   $136,036,182     $139,622,913
                                                            ================================================


                    Peoples Benefit Life Insurance Company
             Separate Account IV - Vanguard Variable Annuity Plan

                   Notes to Financial Statements (continued)



3. Contract Owners' Equity (continued)

A summary of changes in contract owners' account units follows:

                                           Money Market      High-Grade         Balanced
                                            Subaccount    Bond Subaccount      Subaccount
                                         --------------------------------------------------
Units outstanding at January 1, 1997        246,219,369         9,394,532        17,306,952
Units purchased                             322,738,113         5,251,506         4,994,533
Units redeemed and transferred             (286,144,343)       (2,242,639)       (2,773,303)
                                         --------------------------------------------------
Units outstanding at December 31, 1997      282,813,139        12,403,399        19,528,182
Units purchased                             492,838,407         5,239,781         3,659,787
Units redeemed and transferred             (388,048,484)          609,308        (1,680,962)
                                         --------------------------------------------------
Units outstanding at December 31, 1998      387,603,062        18,252,488        21,507,007
                                         ==================================================


                                          Equity Index         Growth       Equity Income
                                           Subaccount        Subaccount       Subaccount
                                         -------------------------------------------------
Units outstanding at January 1, 1997        19,360,324       15,744,328        9,259,727
Units purchased                              9,635,037        7,615,400        6,180,595
Units redeemed and transferred              (4,109,141)      (4,384,827)      (2,079,557)
                                         -------------------------------------------------
Units outstanding at December 31, 1997      24,886,220       18,974,901       13,360,765
Units purchased                              6,550,480        5,861,803        4,496,769
Units redeemed and transferred              (2,553,158)      (1,180,296)      (2,448,432)
                                         -------------------------------------------------
Units outstanding at December 31, 1998      28,883,542       23,656,408       15,409,102
                                         ===============================================

                                                                              Small
                                                             High Yield       Company
                                          International         Bond          Growth
                                            Subaccount       Subaccount     Subaccount
                                         ------------------------------------------------
Units outstanding at January 1, 1997        12,435,392        3,041,910        5,362,364
Units purchased                              6,519,817        7,081,022        9,916,890
Units redeemed and transferred              (4,358,523)      (2,312,982)      (3,929,423)
                                         ------------------------------------------------
Units outstanding at December 31, 1997      14,596,686        7,809,950       11,349,831
Units purchased                              2,904,910        5,502,919        2,741,534
Units redeemed and transferred              (2,938,039)      (2,495,614)      (2,250,625)
                                         ------------------------------------------------
Units outstanding at December 31, 1998      14,563,557       10,817,255       11,840,740
                                         ===============================================

                     Peoples Benefit Life Insurance Company
              Separate Account IV - Vanguard Variable Annuity Plan

                    Notes to Financial Statements (continued)



4. Administrative, Mortality and Expense Risk Charge

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for PBL's assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the Series Funds' combined net assets attributable to the Mutual Fund Account and Separate Account B of AUSA Life Insurance Company, Inc. ("AUSA"), an affiliate of PBL. The annual rate was .375% on the first $1.5 billion of combined net assets in the Series Funds and was reduced to .30% of combined net assets in the Series Funds in excess of $1.5 billion. Effective December 1, 1997, the annual rate changed to .30% on the first $2.5 billion of combined net assets in the Series Funds, is reduced to .28% of combined net assets in the Series Funds over $2.5 billion and up to $5 billion, and is further reduced to
 .27% of combined net assets in the Series Funds in excess of $5 billion.

An administrative charge of .10% annually is deducted from the unit values of the subaccounts of the Mutual Fund Account. This charge is assessed daily by PBL, based on the Series Funds' net assets attributable to the Mutual Fund Account and Separate Account B of AUSA. Additionally, an annual maintenance fee of $25 per contract is charged for contracts valued at less than $25,000 at the time of initial purchase and on the last business day of each year. The maintenance fee is deducted proportionately from the contract's accumulated value. These deductions represent reimbursement to Vanguard for the costs expected to be incurred for issuing and maintaining each contract and the Mutual Fund Account.

5. Taxes

Operations of the Mutual Fund Account form a part of PBL which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). The operations of the Mutual Fund Account are accounted for separately from other operations of PBL for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from PBL. Under existing federal income tax laws, the income of the Mutual Fund Account, to the extent applied to increase reserves under the variable annuity contracts, is not taxable to PBL.

                     Peoples Benefit Life Insurance Company
              Separate Account IV - Vanguard Variable Annuity Plan

                    Notes to Financial Statements (continued)



6. Year 2000 (Unaudited)

The term Year 2000 Issue generally refers to the improper processing of dates and incorrect date calculations that might occur in computer software and hardware and embedded systems as the Year 2000 is approached. The use of computer programs that rely on two-digit date fields to perform computations and decision-making functions may cause systems to malfunction when processing information involving dates after 1999. For example, any computer software that has date-sensitive coding might recognize a code of 00 as the year 1900 rather than the year 2000.

PBL has developed a Year 2000 Project Plan (the Plan) to address the Year 2000 issue as it affects PBL's internal IT and non-IT systems, and to assess Year 2000 issues relating to third parties with whom PBL has critical relationships.

The Plan for addressing internal systems generally includes an assessment of internal IT and non-IT systems and equipment affected by the Year 2000 issue; definition of strategies to address affected systems and equipment; remediation of identified systems and equipment; internal testing and certification that each internal system is Year 2000 compliant; and a review of existing and revised business resumption and contingency plans to address potential Year 2000 issues. PBL has remediated and tested substantially all of its mission-critical internal IT systems as of December 31, 1998. PBL continues to remediate and test certain non-critical internal IT systems, internal non-IT systems and will continue with a revalidation testing program throughout 1999.

PBL's Year 2000 issues are more complex because a number of its systems interface with other systems not under PBL's control. PBL's most significant interfaces and uses of third-party vendor systems are in the bank, financial services and trust areas. PBL utilizes various banks to handle numerous types of financial and sales transactions. Several of these banks also provide trustee and custodial services for PBL's investment holdings and transactions. These services are critical to a financial services company such as PBL as its business centers around cash receipts and disbursements to policyholders and the investment of policyholder funds. PBL has received written confirmation from its vendor banks regarding their status on Year 2000. The banks indicate their dedication to resolving any Year 2000 issues related to their systems and services prior to December 31, 1999. PBL anticipates that a considerable effort will be necessary to ensure that its corrected or new systems can properly interface with those business partners with whom it transmits and receives data and other information (external systems). PBL has undertaken specific testing regimes with these third-party business partners and expects to continue working with its business partners on any interfacing of systems. However, the timing of external system compliance cannot currently be predicted with accuracy because the implementation of Year 2000 readiness will vary from one company to another.

                     Peoples Benefit Life Insurance Company
              Separate Account IV - Vanguard Variable Annuity Plan

                    Notes to Financial Statements (continued)



6. Year 2000 (Unaudited) (continued)

PBL does have some exposure to date sensitive embedded technology such as micro-controllers, but PBL views this exposure as minimal. Unlike other industries that may be equipment intensive, like manufacturing, PBL is a life insurance, and financial services organization providing insurance, annuities and pension products to its customers. As such, the primary equipment and electronic devices in use are computers and telephone related equipment. This type of hardware can have date sensitive embedded technology which could have Year 2000 problems. Because of this exposure, PBL has reviewed its computer hardware and telephone systems, with assistance from the applicable vendors, and has upgraded, or replaced, or is in the process of replacing any equipment that will not properly process date sensitive data in the Year 2000 or beyond. This undertaking has been substantially completed for all operations.

For PBL, a reasonably likely worst case scenario might include one or more of PBL's significant policyholder systems being non-compliant. Such an event could result in a material disruption of PBL's operations. Specifically, a number of PBL's operations could experience an interruption in the ability to collect and process premiums or deposits, process claim payments, accurately maintain policyholder information, accurately maintain accounting records, and or perform adequate customer service. Should the worst case scenario occur, it could, dependent upon its duration, have a material impact on PBL's business and financial condition. Simple failures can be repaired and returned to production within a matter of hours with no material impact. Unanticipated failures with a longer service disruption period could have a more serious impact. For this reason, PBL is placing significant emphasis on risk management and Year 2000 business resumption contingency planning in 1999 by modifying its existing business resumption and disaster recovery plans to address potential Year 2000 issues.

The actions taken by management under the Year 2000 Project Plans are intended to significantly reduce PBL's risk of a material business interruption based on the Year 2000 issues. It should be noted that the Year 2000 computer problem, and its resolution, is complex and multifaceted, and any company's success cannot be conclusively known until the Year 2000 is reached. In spite of its efforts or results, PBL's ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failure to act) of third parties beyond our knowledge or control. It is anticipated that there may be problems that will have to be resolved in the ordinary course of business on and after the Year 2000. However, PBL does not believe that the problems will have a material adverse affect on PBL's operations or financial condition.

                    FINANCIAL STATEMENTS - STATUTORY BASIS

                    PEOPLES BENEFIT LIFE INSURANCE COMPANY
                         (FORMERLY PROVIDIAN LIFE AND
                           HEALTH INSURANCE COMPANY)

                 YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
                      WITH REPORT OF INDEPENDENT AUDITORS

                    Peoples Benefit Life Insurance Company

                    Financial Statements - Statutory Basis


                 Years ended December 31, 1998, 1997 and 1996



                                   CONTENTS

Report of Independent Auditors..................................  1

Audited Financial Statements

Balance Sheets - Statutory Basis................................  3
Statements of Operations - Statutory Basis......................  5
Statements of Changes in Capital and Surplus - Statutory Basis..  6
Statements of Cash Flows - Statutory Basis......................  7
Notes to Financial Statements - Statutory Basis.................  8

                        Report of Independent Auditors



The Board of Directors
Peoples Benefit Life Insurance Company


We have audited the accompanying statutory-basis balance sheets of Peoples Benefit Life Insurance Company (formerly Providian Life and Health Insurance Company) as of December 31, 1998 and 1997, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Missouri Department of Insurance, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matters described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Peoples Benefit Life Insurance Company at December 31, 1998 and 1997, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1998.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Peoples Benefit Life Insurance Company at December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998 in conformity with accounting practices prescribed or permitted by the Missouri Department of Insurance.


/s/ Ernst & Young LLP


February 19, 1999

                    Peoples Benefit Life Insurance Company

                       Balance Sheets - Statutory Basis
               (Dollars in thousands, except per share amounts)

                                                                    DECEMBER 31
                                                               1998             1997
                                                        ---------------------------------
Admitted assets
Cash and invested assets:
 Cash and short-term investments                             $   193,367      $    45,122
 Bonds                                                         4,299,430        4,363,420
 Stocks:
  Preferred                                                       91,609           31,519
  Common (cost: 1998 - $37,955; 1997 - $41,804)                   38,092           40,343
  Common stock sold, but not yet purchased [cost:
   1998 - $(80,447); 1997 - $(7,081)]                            (83,727)          (7,548)
  Affiliated entities (cost: 1998 - $202,606; 1997 -
   $202,606)                                                     457,011          455,036
 Mortgage loans on real estate                                 2,041,729        2,269,507
 Real estate                                                       3,980            8,759
 Policy loans                                                    154,703          155,430
 Other invested assets                                           268,783          216,266
                                                        ---------------------------------
Total cash and invested assets                                 7,464,977        7,577,854

Premiums deferred and uncollected                                 44,117           46,428
Accrued investment income                                         79,705           91,639
Receivable from affiliates                                        72,156           17,480
Federal income taxes recoverable                                  12,157              230
Other assets                                                      54,432           15,182
Separate account assets                                        4,915,961        3,573,052


                                                        ---------------------------------
Total admitted assets                                        $12,643,505      $11,321,865
                                                        =================================

See accompanying notes.

                                                                   DECEMBER 31
                                                               1998            1997
                                                        --------------------------------
Liabilities and capital and surplus
Liabilities:
 Aggregate reserves for policies and contracts:
  Life                                                       $ 1,120,051     $ 1,149,528
  Annuity                                                      3,126,053       3,342,986
  Accident and health                                             81,793          80,534
 Policy and contract claim reserves:
  Life                                                            30,445          21,199
  Accident and health                                             29,556          27,836
 Policyholder contract deposits                                1,740,041       1,770,902
 Other policyholders' funds                                      524,254         460,883
 Remittances and items not allocated                              11,644          24,861
 Asset valuation reserve                                         134,828         109,465
 Interest maintenance reserve                                     16,131               -
 Short-term notes payable to affiliates                          102,293               -
 Payable for securities                                          116,191          87,078
 Other liabilities                                                68,767          53,142
 Transfers to separate accounts                                    3,215             447
 Payable to affiliates                                            79,952          18,429
 Separate account liabilities                                  4,884,819       3,544,304
                                                        --------------------------------
Total liabilities                                             12,070,033      10,691,594

Commitments and contingencies

Capital and surplus:
 Common stock, $11 par value, 1,145,000 shares
  authorized, issued and outstanding                              12,595          12,595
 Preferred stock, $11 par value, $240 liquidation
  value, 2,290,000 shares authorized, issued and                  25,190          25,190
  outstanding
 Paid-in surplus                                                   2,583           2,583
 Unassigned surplus                                              533,104         589,903
                                                        --------------------------------
Total capital and surplus                                        573,472         630,271
                                                        --------------------------------
Total liabilities and capital and surplus                    $12,643,505     $11,321,865
                                                        ================================

See accompanying notes.

                     Peoples Benefit Life Insurance Company

                   Statements of Operations - Statutory Basis
                             (Dollars in thousands)

                                                                          YEAR ENDED DECEMBER 31
                                                              1998                 1997                 1996
                                                       ------------------------------------------------------------
Revenues:
 Premiums and other considerations, net of
  reinsurance:
  Life                                                         $  165,442           $  169,292           $  178,578
  Annuity                                                       1,584,173            1,232,283            1,237,874
  Accident and health                                             133,490              144,713              154,993
 Net investment income                                            512,102              559,656              569,860
 Amortization of interest maintenance reserve                       7,046                6,333                3,109
 Commissions and expense allowances on reinsurance
  ceded                                                             4,542                2,323                1,123
 Other                                                             (9,666)               7,770               10,196
                                                       ------------------------------------------------------------
                                                                2,397,129            2,122,370            2,155,733
Benefits and expenses:
 Benefits paid or provided for:
  Life benefits                                                   207,521              112,403              110,905
  Surrender benefits                                            1,338,387            1,120,236            1,078,321
  Accident and health benefits                                     75,372               79,576               80,190
  Other benefits                                                   89,301              162,215              147,974
  Increase (decrease) in aggregate reserves for
   policies and contracts:
   Life                                                           (27,717)             (16,974)             (13,045)
   Annuity                                                       (210,997)            (141,304)            (283,135)
   Accident and health                                             (2,347)              (4,169)              (2,301)
   Other                                                           32,453              (96,839)             289,343
                                                       ------------------------------------------------------------
                                                                1,501,973            1,215,144            1,408,252
 Insurance expenses:
  Commissions                                                      46,200               54,554               51,365
  General insurance expenses                                       75,102              106,666              101,446
  Taxes, licenses and fees                                          8,037               10,036                8,933
  Net transfers to separate accounts                              633,128              599,633              425,800
  Other expenses                                                      199                  559                3,015
                                                       ------------------------------------------------------------
                                                                  762,666              771,448              590,559
                                                       ------------------------------------------------------------
                                                                2,264,639            1,986,592            1,998,811
                                                       ------------------------------------------------------------
Gain from operations before federal income tax
 expense and net realized capital gains on
 investments                                                      132,490              135,778              156,922
Federal income tax expense                                         32,960               54,615               50,639
                                                       ------------------------------------------------------------
Net income before net realized capital gains on
 investments                                                       99,530               81,163              106,283

Net realized capital gains on investments (net of
 related federal income taxes and amounts
 transferred to interest maintenance reserve)                      27,621               24,702                3,394
                                                       ------------------------------------------------------------
Net income                                                     $  127,151           $  105,865           $  109,677
                                                       ============================================================

See accompanying notes.

                     Peoples Benefit Life Insurance Company

         Statements of Changes in Capital and Surplus - Statutory Basis
                             (Dollars in thousands)

                                                                                                                     TOTAL
                                                  COMMON          PREFERRED       PAID-IN         UNASSIGNED      CAPITAL AND
                                                   STOCK            STOCK         SURPLUS          SURPLUS          SURPLUS
                                          ------------------------------------------------------------------------------------
Balance at January 1, 1996                        $12,595          $25,190           $2,583        $ 536,126         $ 576,494
 Net income                                             -                -                -          109,677           109,677
 Change in net unrealized
  capital gains (losses)                                -                -                -           40,540            40,540
 Change in non-admitted assets                          -                -                -            4,737             4,737
 Change in asset valuation reserve                      -                -                -           (7,683)           (7,683)
 Dividend to stockholders                               -                -                -         (125,000)         (125,000)
 Prior year federal income tax adjustment               -                -                -            6,546             6,546
                                          ------------------------------------------------------------------------------------
Balance at December 31, 1996                       12,595           25,190            2,583          564,943           605,311
 Net income                                             -                -                -          105,865           105,865
 Change in net unrealized  capital gains                -                -                -           45,907            45,907
 Change in non-admitted assets                          -                -                -              341               341
 Change in asset valuation reserve                      -                -                -          (12,296)          (12,296)
 Change in surplus in separate accounts                 -                -                -              424               424
 Dividend to stockholders                               -                -                -         (120,000)         (120,000)
 Prior year federal income tax adjustment               -                -                -            4,719             4,719
                                          ------------------------------------------------------------------------------------
Balance at December 31, 1997                       12,595           25,190            2,583          589,903           630,271
 Net income                                             -                -                -          127,151           127,151
 Change in net unrealized capital losses                -                -                -          (15,584)          (15,584)
 Change in non-admitted assets                          -                -                -            9,324             9,324
 Change in liability for
  reinsurance in unauthorized companies                 -                -                -              (27)              (27)
 Change in asset valuation reserve                      -                -                -          (25,363)          (25,363)
 Change in surplus in separate accounts                 -                -                -            3,581             3,581
 Dividend to stockholders                               -                -                -         (160,000)         (160,000)
 Tax benefits on stock options exercised                -                -                -            4,119             4,119
                                          ------------------------------------------------------------------------------------
Balance at December 31, 1998                      $12,595          $25,190           $2,583        $ 533,104         $ 573,472
                                          ====================================================================================

See accompanying notes.

                     Peoples Benefit Life Insurance Company

                   Statements of Cash Flows - Statutory Basis
                             (Dollars in thousands)

                                                                          YEAR ENDED DECEMBER 31
                                                                1998                 1997                 1996
                                                       ------------------------------------------------------------
Operating activities
Premiums and other considerations, net of reinsurance         $ 1,884,760          $ 1,557,727          $ 1,584,509
Net investment income                                             529,718              544,108              574,079
Life claims                                                      (198,317)            (108,112)            (107,884)
Surrender benefits and other fund withdrawals                  (1,338,387)          (1,120,708)          (1,078,321)
Disability benefits under accident and health policies            (73,604)             (77,681)             (78,376)
Other benefits to policyholders                                   (89,304)            (161,602)            (148,215)
Commissions, other expenses and other taxes                      (136,417)            (171,155)            (172,193)
Net transfers to separate accounts                               (633,128)            (602,788)            (412,252)
Federal income taxes, excluding tax on capital gains              (40,998)             (53,792)             (56,121)
Other, net                                                         78,339              (59,738)            (308,586)
                                                       ------------------------------------------------------------
Net cash used in operating activities                             (17,338)            (253,741)            (203,360)

INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid:
 Bonds and preferred stocks                                     2,370,321            4,006,319            2,992,250
 Common stocks                                                    275,513              259,925              233,066
 Mortgage loans on real estate                                    732,217              648,588              705,134
 Real estate                                                        7,733                8,784               32,398
 Policy loans                                                         727                2,744                  590
 Other                                                             51,375              136,271               16,871
                                                       ------------------------------------------------------------
                                                                3,437,886            5,062,631            3,980,309
Cost of investments acquired:
 Bonds and preferred stocks                                    (2,316,926)          (4,114,568)          (2,833,247)
 Common stocks                                                   (293,534)            (249,597)            (216,931)
 Mortgage loans on real estate                                   (485,488)            (385,022)            (627,598)
 Other                                                           (118,648)             (34,263)             (39,734)
                                                       ------------------------------------------------------------
                                                               (3,214,596)          (4,783,450)          (3,717,510)
                                                       ------------------------------------------------------------
Net cash provided by investing activities                         223,290              279,181              262,799

FINANCING ACTIVITIES
Issuance of short-term intercompany notes payable                 102,293                    -                    -
Dividends paid to stockholders                                   (160,000)            (120,000)            (125,000)
Other                                                                   -                  (23)                   -
                                                       ------------------------------------------------------------
Net cash used in financing activities                             (57,707)            (120,023)            (125,000)
                                                       ------------------------------------------------------------
Increase (decrease) in cash and short-term                        148,245              (94,583)             (65,561)
 investments

Cash and short-term investments at beginning of year               45,122              139,705              205,266
                                                       ------------------------------------------------------------
Cash and short-term investments at end of year                $   193,367          $    45,122          $   139,705
                                                       ============================================================

See accompanying notes.

                    Peoples Benefit Life Insurance Company

                Notes to Financial Statements - Statutory Basis
                            (Dollars in thousands)

                               December 31, 1998



1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Peoples Benefit Life Insurance Company (the "Company", formerly Providian Life and Health Insurance Company) is a life and health insurance company domiciled in Missouri. Prior to June 10, 1997, the Company was an indirect, wholly-owned subsidiary of Providian Corporation ("Providian"). On June 10, 1997, Providian's insurance operations, including the operations of the Company, were merged with an indirect, wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands. Providian was the surviving corporation in the merger. Effective October 15, 1997, Providian's name was changed to Commonwealth General Corporation ("Commonwealth"). Effective January 1, 1998, ownership of Commonwealth was transferred to AEGON USA, Inc. ("AEGON"), an indirect, wholly-owned subsidiary of AEGON N.V.

The Company is directly owned by Monumental Life Insurance Company 76%, Capital Liberty, Limited Partnership ("CLLP") 20%, and Commonwealth 4%. The Company wholly owns an insurance subsidiary, Veterans Life Insurance Company ("VLIC").

NATURE OF OPERATIONS

The Company sells and services life and accident and health insurance products, primarily utilizing direct response methods, such as television, telephone, mail and third-party programs to reach low to middle-income households nationwide. The Company also sells and services group and individual accumulation products, primarily utilizing brokers, fund managers, financial planners, stock brokerage firms and a mutual fund.

BASIS OF PRESENTATION

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Significant estimates and assumptions are utilized in the calculation of aggregate policy reserves, policy and contract claim reserves, guaranty fund assessment accruals and valuation allowances on investments. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the financial statements.

                    Peoples Benefit Life Insurance Company

                            (Dollars in thousands)



1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The accompanying financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Missouri Department of Insurance ("Insurance Department"), which practices differ in some respects from generally accepted accounting principles. The more significant of these differences are as follows: (a) bonds are generally reported at amortized cost rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value), and trading (reported at fair value) classifications; (b) acquisition costs of acquiring new business are charged to current operations as incurred rather than deferred and amortized over the life of the policies; (c) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions; (d) policy reserves on certain investment products use discounting methodologies based on statutory interest rates rather than full account values; (e) reinsurance amounts are netted against the corresponding asset or liability rather than shown as gross amounts on the balance sheet; (f) deferred income taxes are not provided for the difference between the financial statement and income tax bases of assets and liabilities; (g) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statement of operations when the sale is completed; (h) potential declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (reported as a liability), changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (i) certain assets designated as "non-admitted assets" have been charged to surplus rather than being reported as assets; (j) revenues for universal life and investment products consist of premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; (k) pension expense is recorded as amounts are paid; (l) stock options settled in cash are recorded as expense of the Company's indirect parent rather than charged to current operations; (m) adjustments to federal income taxes of prior years are charged or credited directly to unassigned surplus, rather than reported as a component of expense in the statement of operations; (n) a liability is established for "unauthorized reinsurers" and changes in this liability are charged or credited directly to unassigned surplus; and (o) the financial statements of wholly-owned affiliates are not consolidated with those of the Company. The effects of these variances have not been determined by the Company but are presumed to be material.

                    Peoples Benefit Life Insurance Company

                            (Dollars in thousands)



1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

In 1998, the National Association of Insurance Commissioners ("NAIC") adopted codified statutory accounting principles ("Codification"). Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the State of Missouri must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Insurance Department. At this time, it is unclear whether the State of Missouri will adopt Codification. However, based on current guidance, management believes that the impact of Codification will not be material to the Company's statutory-basis financial statements.

CASH AND CASH EQUIVALENTS

For purposes of the statements of cash flows, the Company considers all highly liquid investments with remaining maturities of one year or less when purchased to be cash equivalents.

INVESTMENTS

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the security. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of unaffiliated companies, which include shares of mutual funds (money market and other), are carried at market. Common stock sold but not yet purchased is carried at market as a negative asset. Common stock of the Company's affiliated insurance subsidiary is recorded at the equity in net assets. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various limited partnerships and are recorded at equity in underlying net assets. Derivative financial instruments, consisting primarily of interest rate swap agreements, including basis swaps, and futures, are valued consistently with the hedged item. Hedges of fixed income assets and/or liabilities are valued at amortized cost. Hedges of items carried at fair value are valued at fair value. Derivatives which cease to be effective hedges are valued at fair value. Other "admitted assets" are valued, principally at cost, as required or permitted by Missouri Insurance Laws.

                    Peoples Benefit Life Insurance Company

                            (Dollars in thousands)



1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Common stock sold but not yet purchased represents obligations of the Company to deliver specified securities at contracted prices, thereby creating a liability to purchase the securities at prevailing market prices. Accordingly, these transactions result in off-balance sheet risk as the Company's ultimate obligation to satisfy the sale of securities sold but not yet purchased may exceed the current amount recognized in the financial statements. The Missouri Department of Insurance has approved the Company's accounting for common stock sold but not yet purchased as a permitted practice.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve (AVR) is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve (IMR), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 1998, 1997 and 1996, the Company excluded investment income due and accrued of $1,503, $308 and $504, respectively, with respect to such practices.

The Company uses interest rate swaps as part of its overall interest rate risk management strategy for certain life insurance and annuity products. The Company entered into several interest rate swap contracts to modify the interest rate characteristics of the underlying liabilities. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

AGGREGATE POLICY RESERVES

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

                    Peoples Benefit Life Insurance Company

                            (Dollars in thousands)



1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.50 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

POLICY AND CONTRACT CLAIM RESERVES

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

POLICYHOLDER CONTRACT DEPOSITS

Policyholder contract deposits are comprised primarily of guaranteed investment contracts (GICs). The GICs consist of three types. One type is guaranteed as to principal along with interest guarantees based upon predetermined indices. The second type guarantees principal and interest but also includes a penalty if the contract is surrendered early. The third type guarantees principal and interest and is non-surrenderable before the fixed maturity date. Policy reserves on the GICs are determined following the retrospective deposit method and consist of contract values that accrue to the benefit of the policyholder.

                    Peoples Benefit Life Insurance Company

                            (Dollars in thousands)



1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

SEPARATE ACCOUNTS

Assets held in trust for purchases of variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the policyholders and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The Company received variable contract premiums of $858,751, $784,931 and $587,137 in 1998, 1997 and 1996, respectively. All variable account contracts are subject to discretionary withdrawal by the policyholder at the market value of the underlying assets less the current surrender charge.

Certain separate account assets and liabilities reported in the accompanying financial statements contain contractual guarantees. Guaranteed separate accounts represent funds invested by the Company for the benefit of individual contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than guaranteed requirements is either transferred to or received from the general account and reported in the statements of operations.

STOCK OPTION PLAN

AEGON N.V. sponsors a stock option plan for eligible employees of the Company. Under this plan, certain employees have indicated a preference to immediately sell shares received as a result of their exercise of the stock options; in these situations, AEGON N.V. has settled such options in cash rather than issuing stock to these employees. These cash settlements are paid by the Company, and AEGON N.V. subsequently reimburses the Company for such payments. Under statutory accounting principles, the Company does not record any expense related to this plan, as the expense is recognized by AEGON N.V. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to surplus.

RECLASSIFICATIONS

Certain reclassifications have been made to the 1997 and 1996 financial statements to conform to the 1998 presentation.

                    Peoples Benefit Life Insurance Company

                            (Dollars in thousands)



2. FAIR VALUES OF FINANCIAL INSTRUMENTS

Statement of Financial Accounting Standards ("SFAS") No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. SFAS No. 119, Disclosures about Derivative Financial Instruments and Fair Value of Financial Instruments, requires additional disclosure about derivatives. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. SFAS No. 107 and No. 119 exclude certain financial instruments and all nonfinancial instruments from their disclosure requirements and allow companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

 Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate their fair values.

 Investment securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices.

 Mortgage loans and policy loans: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying value.

 Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

 Interest rate swaps and forward-rate agreements: Estimated fair value of interest rate swaps and forward-rate agreements are based on pricing models or formulas using current assumptions.

                    Peoples Benefit Life Insurance Company

                            (Dollars in thousands)



2. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying values of the Company's financial instruments subject to the provisions of SFAS No. 107 and No. 119:

                                                                     DECEMBER 31
                                                       1998                              1997
                                        -------------------------------    ------------------------------
                                          CARRYING VALUE    FAIR VALUE       CARRYING VALUE    FAIR VALUE
                                        -------------------------------    ------------------------------
 Admitted assets
 Cash and short-term
  investments                                $  193,367      $  193,367         $   45,122     $   45,122
 Bonds                                        4,299,430       4,439,611          4,363,420      4,459,542
 Preferred stocks                                91,609          98,346             31,519         31,640
 Common stocks                                  (45,635)        (45,635)            32,795         32,795
 Mortgage loans on real estate                2,041,729       2,100,897          2,269,507      2,329,452
 Policy loans                                   154,703         154,703            155,430        155,430
 Separate account assets                      4,915,961       4,915,961          3,573,052      3,573,052

 LIABILITIES
 Investment contract liabilities              5,385,785       5,334,953          4,693,812      4,750,436
 Separate account liabilities                 4,863,189       4,673,802          3,542,308      3,542,308
 Short-term notes payable to affiliates         102,293         102,293                  -              -
 Interest rate swaps                                  -           7,022                  -         18,417
 Forwards                                             -               -              1,927          1,927

3. INVESTMENTS

The carrying value and estimated fair value of investments in debt securities were as follows:

                                                                   GROSS           GROSS
                                                                 UNREALIZED      UNREALIZED    ESTIMATED FAIR
                                               CARRYING VALUE      GAINS           LOSSES          VALUE
                                               --------------------------------------------------------------
December 31, 1998
Bonds:
  United States Government and agencies            $  219,751        $  6,985         $   593      $  226,143
  State, municipal and other government                78,160           1,745           3,223          76,682
  Public utilities                                    269,117          11,187             848         279,456
  Industrial and miscellaneous                      2,546,799         174,695          49,392       2,672,102
  Mortgage and other asset-backed securities        1,185,603          16,435          16,810       1,185,228
                                               --------------------------------------------------------------
                                                    4,299,430         211,047          70,866       4,439,611
 Preferred stocks                                      91,609           8,327           1,590          98,346
                                               --------------------------------------------------------------
                                                   $4,391,039        $219,374         $72,456      $4,537,957
                                               ==============================================================
 December 31, 1997
 Bonds:
  United States Government and agencies            $  133,391        $    931         $   229      $  134,093
  State, municipal and other government                48,757           1,444              67          50,134
  Public utilities                                    229,353           3,239           3,726         228,866
  Industrial and miscellaneous                      2,750,636         106,085          11,989       2,844,732
  Mortgage and other asset-backed securities        1,201,283             434               -       1,201,717
                                               --------------------------------------------------------------
                                                    4,363,420         112,133          16,011       4,459,542
 Preferred stocks                                      31,519             121               -          31,640
                                               --------------------------------------------------------------
                                                   $4,394,939        $112,254         $16,011      $4,491,182
                                               ==============================================================

The carrying value and estimated fair value of bonds at December 31, 1998, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                             ESTIMATED
                                                           CARRYING VALUE    FAIR VALUE
                                                         --------------------------------
 Due in one year or less                                       $  188,074      $  195,766
 Due after one year through five years                            601,353         611,724
 Due after five years through ten years                           627,730         631,326
 Due after ten years through fifteen years                        238,383         254,067
 Due after fifteen years through twenty years                     306,216         326,339
 Due after twenty years                                         1,152,071       1,235,161
                                                         --------------------------------
                                                                3,113,827       3,254,383
 Mortgage and other asset-backed securities                     1,185,603       1,185,228
                                                         --------------------------------
                                                               $4,299,430      $4,439,611
                                                         ================================

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)



3. INVESTMENTS (CONTINUED)

A detail of net investment income is presented below:

                                                         YEAR ENDED DECEMBER 31
                                                    1998          1997          1996
                                              ------------------------------------------
 Interest on bonds and notes                        $337,793      $331,084      $331,264
 Dividends on equity investments                       3,824         3,267         3,996
 Interest on mortgage loans                          161,897       196,584       211,972
 Rental income on real estate                            327             -             -
 Interest on policy loans                              4,645         7,322         7,094
 Other investment income                              28,830        37,576        30,589
                                              ------------------------------------------
 Gross investment income                             537,316       575,833       584,915

 Investment expenses                                  25,214        16,177        15,055
                                              ------------------------------------------
 Net investment income                              $512,102      $559,656      $569,860
                                              ==========================================

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                                          YEAR ENDED DECEMBER 31
                                                  1998             1997             1996
                                           -------------------------------------------------
 Proceeds                                        $2,370,321       $4,006,319      $2,992,250
                                           =================================================

 Gross realized gains                            $   67,577       $   43,227      $   36,073
 Gross realized losses                              (22,015)         (29,488)        (28,371)
                                           -------------------------------------------------
 Net realized gains                              $   45,562       $   13,739      $    7,702
                                           =================================================

At December 31, 1998, investments with an aggregate carrying value of $3,950 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)



3. INVESTMENTS (CONTINUED)

Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

                                                                      REALIZED
                                                   --------------------------------------------
                                                               YEAR ENDED DECEMBER 31
                                                          1998            1997           1996
                                                   --------------------------------------------
 Debt securities                                         $ 45,562       $ 13,739        $ 7,702
 Short-term investments                                       127              -              1
 Equity securities                                          6,098         16,694          6,679
 Mortgage loans on real estate                              6,921         (1,121)        (5,949)
 Real estate                                                 (243)         1,604          1,727
 Other invested assets                                     16,592         13,385         (2,443)
                                                   --------------------------------------------
                                                           75,057         44,301          7,717

 Tax effect                                               (17,257)        (9,506)        (1,402)
 Transfer to interest maintenance reserve                 (30,179)       (10,093)        (2,921)
                                                   --------------------------------------------
 Net realized gains                                      $ 27,621       $ 24,702        $ 3,394
                                                   ============================================

                                                              CHANGE IN UNREALIZED
                                                   ---------------------------------------
                                                             YEAR ENDED DECEMBER 31
                                                        1998          1997          1996
                                                   ---------------------------------------
 Debt securities                                         $50,675     $ 74,092     $(86,515)
 Equity securities                                           760       44,032       37,736
                                                   ---------------------------------------
 Change in unrealized appreciation (depreciation)        $51,435     $118,124     $(48,779)
                                                   =======================================

Gross unrealized gains and gross unrealized losses on equity securities were as follows:

                                                                       DECEMBER 31
                                                                   1998            1997
                                                             -----------------------------
 Unrealized gains                                                  $265,902       $253,958
 Unrealized losses                                                  (14,640)        (3,456)
                                                             -----------------------------
 Net unrealized gains                                              $251,262       $250,502
                                                             =============================

During 1998, the Company issued mortgage loans with interest rates ranging from 5.0% to 8.5%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 83% for commercial loans and 95% for residential loans. Mortgage loans with a carrying value of $2,012 were non-income producing for the previous twelve months. Accrued interest of $241 related to these mortgage loans was excluded from investment income. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)



3. INVESTMENTS (CONTINUED)

During 1998 and 1997, mortgage loans of $3,410 and $10,162, respectively, were foreclosed and transferred to real estate. At December 31, 1998 and 1997, the Company held a mortgage loan loss reserve in the asset valuation reserve of $22,530 and $24,218, respectively. At December 31, 1998, the mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

         GEOGRAPHIC DISTRIBUTION                          PROPERTY TYPE DISTRIBUTION
-----------------------------------------        ------------------------------------------
Pacific                                24%         Residential                           28%
South Atlantic                         18          Office                                20
E. North Central                       18          Apartment                             17
Middle Atlantic                        16          Retail                                15
W. South Central                        7          Agricultural                           7
Mountain                                6          Industrial                             7
W. North Central                        4          Other                                  4
E. South Central                        4          Hotel/Motel                            2
New England                             3

At December 31, 1998, the Company had the following investment (excluding U. S. Government guaranteed or insured issues) which individually represented more than ten percent of capital and surplus and the asset valuation reserve:

                DESCRIPTION OF SECURITY OR ISSUER                        CARRYING VALUE
-----------------------------------------------------------------    --------------------
Bonds:
Nomura                                                                           $74,108

The Company utilizes a variety of off-balance sheet financial instruments as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. Those instruments include interest rate exchange agreements (swaps), options, futures contracts, and commitments to extend credit, and all involve elements of credit and market risks in excess of the amounts recognized in the accompanying financial statements at a given point in time. The contract or notional amounts of those instruments reflect the extent of involvement in the various types of financial instruments.

The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e., the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) that would result in an accounting loss and replacement cost risk (i.e., the cost to replace the contract at current market rates should the counterparty default prior to settlement date). Credit loss exposure resulting from nonperformance by a counterparty for commitments to extend credit is represented by the contractual amounts of the instruments.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)



3. INVESTMENTS (CONTINUED)

At December 31, 1998 and 1997, the Company's outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

                                                                   NOTIONAL AMOUNT
                                                                  1998           1997
                                                            ----------------------------
 Derivative securities:
  Interest rate swaps:
   Receive fixed - pay floating                                   $592,600      $989,490
   Receive floating - pay floating                                  84,763        38,738
   Receive floating - pay fixed                                    208,746        35,958
   Futures                                                          78,196        75,502
   Forwards                                                              -       250,000

4. REINSURANCE

The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Reinsurance assumption treaties are transacted primarily with affiliates. Premiums earned reflect the following reinsurance assumed and ceded amounts:

                                                   1998             1997            1996
                                          --------------------------------------------------
 Direct premiums                                 $1,618,574      $1,249,031       $1,328,352
 Reinsurance assumed                                274,237         299,608          244,772
 Reinsurance ceded                                   (9,706)         (2,281)          (1,501)
                                          --------------------------------------------------
 Net premiums earned                             $1,883,105      $1,546,358       $1,571,623
                                          ==================================================

The Company received reinsurance recoveries in the amount of $3,102, $994 and $1,080 during 1998, 1997 and 1996, respectively. At December 31, 1998 and 1997, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $903 and $682 respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 1998 and 1997 of $12,542 and $1,453, respectively.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)



5. INCOME TAXES

For federal income tax purposes, the Company joins in a consolidated tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income taxes and net realized capital gains primarily due to differences in the statutory and tax treatment of deferred policy acquisition costs, dividend received deduction, and differences in policy and contract liabilities.

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to net realized capital gains on investments due to differences in book and tax asset bases at the time certain investments are sold.

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($17,425 at December 31, 1998). To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $6,099.

Included in the statements of changes in capital and surplus are certain adjustments increasing surplus by $4,719 and $6,546 at December 31, 1997 and 1996, respectively, relating to tax accrual adjustments applicable to prior tax years.

The Company's federal income tax returns have been examined and closing agreements have been executed with the Internal Revenue Service through 1992. An examination is underway for years 1993 through 1997.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)



6. POLICY AND CONTRACT ATTRIBUTES

Participating life insurance policies are issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted approximately 12% and 14% of ordinary life insurance in force at December 31, 1998 and 1997, respectively.

A portion of the Company's policy reserves and other policyholders' funds (including separate account liabilities) relates to liabilities established on a variety of the Company's products that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

                                                                        DECEMBER 31
                                                         1998                                 1997
                                          -------------------------------      --------------------------------
                                                                PERCENT                               PERCENT
                                                 AMOUNT         OF TOTAL              AMOUNT         OF TOTAL
                                          -------------------------------      --------------------------------
 Subject to discretionary withdrawal with
  market value adjustment                        $ 1,401,397           13%             $1,360,368            15%
 Subject to discretionary withdrawal at
  book value less surrender charge                   310,839            3                 385,683             4
 Subject to discretionary withdrawal at
  market value                                     4,697,903           46               3,519,863            39
 Subject to discretionary withdrawal at
  book value (minimal or no charges or
  adjustments)                                     1,400,914           14               1,691,979            19
 Not subject to discretionary withdrawal
  provision                                        2,422,628           24               2,134,391            23
                                          -------------------------------      --------------------------------
                                                  10,233,681          100%              9,092,284           100%
 Less reinsurance ceded                                5,614                                    -
                                          ------------------                   ------------------
 Total policy reserves on annuities and
  deposit fund liabilities                       $10,228,067                           $9,092,284
                                          ==================                   ==================

Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 1998 and 1997, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

                    Peoples Benefit Life Insurance Company

                            (Dollars in thousands)



6. POLICY AND CONTRACT ATTRIBUTES (CONTINUED)

                                                    GROSS        LOADING          NET
                                              -------------------------------------------
December 31, 1998
Life and annuity:
  Ordinary direct first year business                $ 3,243        $ 1,565       $ 1,678
  Ordinary direct renewal business                    17,913          6,154        11,759
  Group life direct business                          40,548         11,816        28,732
  Reinsurance ceded                                     (182)             -          (182)
                                              -------------------------------------------
                                                      61,522         19,535        41,987
 Accident and health:
  Direct                                               1,485              -         1,485
  Reinsurance assumed                                    751              -           751
  Reinsurance ceded                                     (106)             -          (106)
                                              -------------------------------------------
 Total accident and health                             2,130                        2,130
                                              -------------------------------------------
                                                     $63,652        $19,535       $44,117
                                              ===========================================

 DECEMBER 31, 1997
 Life and annuity:
  Ordinary direct first year business                $ 2,975        $ 2,161       $   814
  Ordinary direct renewal business                    18,337          5,589        12,748
  Group life direct business                          41,659         11,453        30,206
  Reinsurance ceded                                      (36)             -           (36)
                                              -------------------------------------------
                                                      62,935         19,203        43,732
 Accident and health:
  Direct                                               1,959              -         1,959
  Reinsurance assumed                                    768              -           768
  Reinsurance ceded                                      (31)             -           (31)
                                              -------------------------------------------
 Total accident and health                             2,696              -         2,696
                                              -------------------------------------------
                                                     $65,631        $19,203       $46,428
                                              ===========================================

At December 31, 1998 and 1997, the Company had insurance in force aggregating $60,859 and $114,171, respectively, in which the gross premiums are less than the net premiums required by the standard valuation standards established by the Missouri Department of Insurance. The Company established policy reserves of $495 and $559 to cover these deficiencies at December 31, 1998 and 1997, respectively.

Separate accounts held by the Company represent funds held for individual policyholders. The assets in the separate accounts, carried at estimated fair value, consist of common stocks, mortgage loans, long-term bonds and cash. During 1997, the Company made a capital contribution of $26,362 to the separate accounts. At December 31, 1998 and 1997, the fair value of this capital contribution was $31,142 and $28,748, respectively, which is included in the separate account assets but is excluded from the corresponding liabilities.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)



6. POLICY AND CONTRACT ATTRIBUTES (CONTINUED)

Information regarding the separate accounts of the Company is as follows:

                                        NONINDEXED
                                     GUARANTEED MORE
                                         THAN 4%          NONGUARANTEED         TOTAL
                                  --------------------------------------------------------
 Premiums, deposits and other
  considerations for the year
  ended December 31, 1998                     $    189          $  858,562      $  858,751
                                  ========================================================

 Reserves for separate accounts
  as of December 31, 1998                     $143,533          $4,719,656      $4,863,189
                                  ========================================================

 Reserves by withdrawal
  characteristics as of December
  31, 1998:
  With market value adjustment                $143,533          $        -      $  143,533
  At market value                                    -           4,719,656       4,719,656
                                  --------------------------------------------------------
 Total                                        $143,533           4,719,656      $4,863,189
                                  ========================================================

 Premiums, deposits and other
  considerations for the year
  ended December 31, 1997                     $  3,481          $  781,075      $  784,556
                                  ========================================================

 Reserves for separate accounts
  as of December 31, 1997                     $166,241          $3,376,067      $3,542,308
                                  ========================================================

 Reserves by withdrawal
  characteristics as of December
  31, 1997:
  With market value adjustment                $166,241          $        -      $  166,241
  At market value                                    -           3,376,067       3,376,067
                                  --------------------------------------------------------
 Total                                        $166,241          $3,376,067      $3,542,308
                                  ========================================================

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)



6. POLICY AND CONTRACT ATTRIBUTES (CONTINUED)

                                        NONINDEXED
                                     GUARANTEED MORE
                                         THAN 4%            NONGUARANTEED         TOTAL
                                  --------------------------------------------------------
 Premiums, deposits and other
  considerations for the year
  ended December 31, 1996                     $  6,467          $  580,536      $  587,004
                                  ========================================================

 Reserves for separate accounts
  as of December 31, 1996                     $199,480          $2,231,028      $2,430,508
                                  ========================================================

 Reserves by withdrawal
  characteristics as of December
  31, 1996:
  With market value adjustment                $199,480          $        -      $  199,480
  At market value                                    -           2,231,028       2,231,028
                                  --------------------------------------------------------
 Total                                        $199,480          $2,231,028      $2,430,508
                                  ========================================================

A reconciliation of the amounts transferred to and from the Company's separate accounts for the years ended December 31, 1998, 1997 and 1996 is presented below:

                                                      1998             1997            1996
                                               ------------------------------------------------
Transfers as reported in the Summary of
 Operations of separate accounts annual
 statement:
  Transfers to separate accounts                      $ 858,751       $ 784,931       $ 587,137
  Transfers from separate accounts                     (237,910)       (189,627)       (163,116)
                                               ------------------------------------------------
 Net transfers to separate accounts                     620,841         595,304         424,021
 Reconciling adjustments:
  Fees paid to external fund manager                          -           2,311           2,170
  Other transfers to (from) modified separate
   account                                               12,287           2,018            (391)
                                               ------------------------------------------------
                                                         12,287           4,329           1,779
                                               ------------------------------------------------
Transfers as reported in the Summary of
  Operations of the Company's Life,
 Accident & Health Annual Statement                   $ 633,128       $ 599,633       $ 425,800
                                               ================================================

                    Peoples Benefit Life Insurance Company

                            (Dollars in thousands)



7. DIVIDEND RESTRICTIONS

The Company is subject to limitations, imposed by the State of Missouri, on the payment of dividends to its parent company. Generally, dividends during any year may not be paid, without prior regulatory approval, in excess of the greater of
(1) 10 percent of the Company's statutory capital and surplus as of the preceding December 31, or (2) the Company's statutory net income for the preceding year. Subject to availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 1999, without prior regulatory approval, is $99,530.

The Company paid dividends to its parent of $160,000, $120,000 and $125,000 in 1998, 1997 and 1996, respectively.


8. RELATED PARTY TRANSACTIONS

The Company shares certain offices, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 1998, the Company paid $1,390 for these services, which approximates their costs to the affiliates. Prior to 1998, the Company entered into agreements with its affiliates whereby the Company performed administrative services, management support services, and marketing services for its affiliates. The Company, as compensation, received an amount equal to the actual cost of providing such services. Amounts received were $63,000 and $70,000 in 1997 and 1996, respectively. Such amounts are classified as reductions of general insurance and other expenses in the accompanying statements of operations. These agreements are no longer in place.

Payable to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate of 5.6% at December 31, 1998. During 1998, the Company received net interest of $309 from affiliates. Interest received in 1997 and 1996 related to similar intercompany transactions was not significant to the Company.

At December 31, 1998, the Company has a $102,293 short-term note payable to an affiliate. Interest on this note accrues at rates from 5.25% to 5.35%.

The Company participates in various benefit plans sponsored by AEGON and the related costs allocated to the Company are not significant.

                    Peoples Benefit Life Insurance Company

                            (Dollars in thousands)



8. RELATED PARTY TRANSACTIONS (CONTINUED)

The Company has 2,290,000 shares of redeemable preferred stock outstanding, all of which are owned by CLLP. The preferred stock has a par value of $11 per share and a liquidation value of $240 per share. CLLP is entitled to receive a cumulative dividend equal to 8-1/2 percent per annum of the liquidation value of the preferred stock. The Company may redeem all or any portion of the preferred stock at the liquidation value commencing December 18, 2008.

On December 23, 1996, the Company made a capital contribution of its home office data center with a book value of $4,657 to VLIC.


9. COMMITMENTS AND CONTINGENCIES

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management's opinion, after consultation with counsel and a review of available facts, that damages arising from such demands will not be material to the Company's financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $12,062 and $12,595 and an offsetting premium tax benefit of $4,604 and $0 at December 31, 1998 and 1997, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies.


10. YEAR 2000 (UNAUDITED)

The term Year 2000 issue generally refers to the improper processing of dates and incorrect date calculations that might occur in computer software and hardware and embedded systems as the Year 2000 is approached. The use of computer programs that rely on two-digit date fields to perform computations and decision-making functions may cause systems to malfunction when processing information involving dates after 1999. For example, any computer software that has date-sensitive coding might recognize a code of 00 as the year 1900 rather than the year 2000.

                    Peoples Benefit Life Insurance Company

                            (Dollars in thousands)



10. YEAR 2000 (UNAUDITED) (CONTINUED)

The Company has developed a Year 2000 Project Plan (the Plan) to address the Year 2000 issue as it affects the Company's internal Information Technology ("IT") and non-IT systems, and to assess Year 2000 issues relating to third parties with whom the Company has critical relationships.

The Plan for addressing internal systems generally includes an assessment of internal IT and non-IT systems and equipment affected by the Year 2000 issue; definition of strategies to address affected systems and equipment; remediation of identified systems and equipment; internal testing and certification that each internal system is Year 2000 compliant; and a review of existing and revised business resumption and contingency plans to address potential Year 2000 issues. The Company has remediated and tested substantially all of its mission-critical internal IT systems as of December 31, 1998. The Company continues to remediate and test certain non-critical internal IT systems, internal non-IT systems and will continue with a revalidation testing program throughout 1999.

The Company's Year 2000 issues are more complex because a number of its systems interface with other systems not under the Company's control. The Company's most significant interfaces and uses of third-party vendor systems are in the bank, financial services and trust areas. The Company utilizes various banks to handle numerous types of financial and sales transactions. Several of these banks also provide trustee and custodial services for the Company's investment holdings and transactions. These services are critical to a financial services company such as the Company as its business centers around cash receipts and disbursements to policyholders and the investment of policyholder funds. The Company has received written confirmation from its vendor banks regarding their status on Year 2000. The banks indicate their dedication to resolving any Year 2000 issues related to their systems and services prior to December 31, 1999. The Company anticipates that a considerable effort will be necessary to ensure that its corrected or new systems can properly interface with those business partners with whom it transmits and receives data and other information (external systems). The Company has undertaken specific testing regimes with these third-party business partners and expects to continue working with its business partners on any interfacing of systems. However, the timing of external system compliance cannot currently be predicted with accuracy because the implementation of Year 2000 readiness will vary from one company to another.

The Company does have some exposure to date-sensitive embedded technology such as micro-controllers, but the Company views this exposure as minimal. Unlike other industries that may be equipment intensive, like manufacturing, the Company is a life insurance and financial services organization providing insurance, annuities and pension products to its customers. As such, the primary equipment and electronic devices in use are computers and telephone related equipment. This type of hardware can have date-sensitive embedded technology which could have Year 2000 problems. Because of this

                    Peoples Benefit Life Insurance Company

                            (Dollars in thousands)



10. YEAR 2000 (UNAUDITED) (CONTINUED)

exposure, the Company has reviewed its computer hardware and telephone systems, with assistance from the applicable vendors, and has upgraded, or replaced, or is in the process of replacing any equipment that will not properly process date-sensitive data in the Year 2000 or beyond.

For the Company, a reasonably likely worst case scenario might include one or more of the Company's significant policyholder systems being non-compliant. Such an event could result in a material disruption of the Company's operations. Specifically, a number of the Company's operations could experience an interruption in the ability to collect and process premiums or deposits, process claim payments, accurately maintain policyholder information, accurately maintain accounting records, and/or perform adequate customer service. Should the worst case scenario occur, it could, dependent upon its duration, have a material impact on the Company's business and financial condition. Simple failures can be repaired and returned to production within a matter of hours with no material impact. Unanticipated failures with a longer service disruption period could have a more serious impact. For this reason, the Company is placing significant emphasis on risk management and Year 2000 business resumption contingency planning in 1999 by modifying its existing business resumption and disaster recovery plans to address potential Year 2000 issues.

The actions taken by management under the Year 2000 Project Plans are intended to significantly reduce the Company's risk of a material business interruption based on the Year 2000 issues. It should be noted that the Year 2000 computer problem, and its resolution, is complex and multifaceted, and any company's success cannot be conclusively known until the Year 2000 is reached. In spite of its efforts or results, the Company's ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failure to act) of third parties beyond our knowledge or control. It is anticipated that there may be problems that will have to be resolved in the ordinary course of business on and after the Year 2000. However, the Company does not believe that the problems will have a material adverse affect on the Company's operations or financial condition.

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
  (A) FINANCIAL STATEMENTS
  Part A None

  Part B Financial Statements of Subaccounts of Peoples Benefit Life Insurance
         Company Separate Account IV (formerly Providian Life and Health Insurance Company Separate Account IV) which are available for investment by Vanguard Variable Annuity Plan Contract Owners as of December 31, 1998 and for each of the two years in the period ended December 31, 1998 with Report of Independent Auditors.

         Statutory-basis financial statements of Peoples Benefit Life Insurance Company as of December 31, 1998 and 1997 and for each of the three years in the period ended December 31, 1998 with Report of Independent Auditors.

  Part C None

   (B) EXHIBITS
   (1) Resolution of the Board of Directors of National Home Life Assurance Company ("National Home") authorizing establishment of the Separate Ac-count./4/
   (2) Not Applicable.
   (3) Not Applicable.
   (4) Form of variable annuity contract/5/
   (5) Form of application/5/
   (6) (a) Articles of Incorporation of National Home/1/
       (b) Amendment to Articles of Incorporation of National Home/2/
       (c) Amended and Restated Articles of Incorporation of National Home/3/
   (7) Not applicable.
   (8) (a) Participation Agreement for the Vanguard Variable Insurance Fund/6/
       (b) First Amendment to Participation, Market Consulting and Administra-tion Agreement/7/

       (c) Administration Service Agent/8/
   (9) (a) Opinion and Consent of Counsel/9/
       (b) Consent of Counsel/9/
  (10) Consent of Independent Auditors/9/
  (11) No financial statements are omitted from item 23.
  (12) Not applicable.
  (13) Performance computation/7/
  (14) Not applicable.
--------
/1/ Incorporated by reference from the initial Registration Statement of the Providian Life & Health Insurance Company Separate Account II, File No. 33-7033.
/2/ Incorporated by reference from Post-Effective Amendment No. 3 to the Regis-tration Statement of Providian Life & Health Insurance Company Separate Ac-count II, File No. 33-7033.
/3/ Incorporated by reference from Post-Effective Amendment No. 5 to the Regis-tration Statement of the Providian Life & Health Insurance Company Separate Account II, File No. 33-7033.
/4/ Incorporated by reference from the initial Registration Statement of the Providian Life & Health Insurance Company Separate Account IV, File No. 33-36073.
/5/ Incorporated by reference from Pre-Effective Amendment No. 1 to the Regis-tration Statement of the Providian Life & Health Insurance Company Separate Account IV, File No. 33-36073.
/6/ Incorporated by reference from Post-Effective Amendment No. 1 to the Regis-tration Statement of Providian Life & Health Insurance Company Separate Ac-count IV, File No. 33-36073.
/7/ Incorporated by reference from Post-Effective Amendment No. 6 to Registra-tion Statement of Providian Life & Health Insurance Company Separate Account IV, File No. 33-36073.

/8/ Incorporated by reference from Post-Effective Amendment No. 11 to
    Registration Statement of Providian Life & Health Insurance Company Separate Account IV, File No. 33-36073, filed April 30, 1998.

/9/ Filed herewith.

Item 25.  Directors and Officers of Depositor


Positions and Offices with Depositor                        Name and Principal Business Address*
------------------------------------                        ------------------------------------
President                                                   Bart Herbert, Jr.
Senior Vice President                                       Edward A. Biemer
Senior Vice President                                       Thomas P. Bowie
Senior Vice President                                       G. Douglas Mangum, Jr.
Executive Vice President                                    William L. Busler
Treasurer                                                   Martha A. McConnell
Vice President                                              Brian Alford
Vice President & Assistant Treasurer                        Nathan C. Anguiano
Vice President & Division General Counsel                   Frank A. Camp
Vice President                                              Brenda K. Clancy
Vice President                                              Michele M. Coan
Vice President                                              Jane A. Coyne
Vice President                                              Karen H. Fleming
Vice President                                              Carolyn M. Johnson
Vice President                                              Michael F. Lane
Vice President                                              John A. Mazzuca
Vice President                                              Daniel C. Mohwinkel
Vice President                                              Maureen E. Nielsen
Vice President                                              Larry N. Norman
Vice President                                              G. Eric O'Brien
Vice President                                              Daniel H. Odum
Vice President                                              Douglas A. Sarcia
Vice President                                              Gary H. Scott
Vice President                                              Brian A. Smith
Vice President                                              Colleen M. Tobiason
Vice President                                              William A. Waldie, Jr.
Vice President                                              Michael A. Wapp
Vice President & Actuary                                    Ronald L. Ziegler
Assistant Vice President                                    Janice Boehmler
Assistant Vice President & Qualified Actuary                Michael A. Cioffi
Assistant Vice President                                    Kimberly A. Cushing
Assistant Vice President                                    Mary Ellen Fahringer
Assistant Vice President                                    JoAnn Herndon
Assistant Vice President                                    Patricia A. Lukacs
Assistant Vice President                                    William R. Maurer


Assistant Vice President                        Robert E. Payne
Assistant Vice President                        Teresa L. Stolba
Assistant Vice President                        Harvey Waite
Assistant Treasurer                             Cliford W. Flenniken
Assistant Controller                            Paul J. Lukacs
Assistant Controller                            Joseph C. Noone
Second Vice President                           Amy E. Anders
Second Vice President                           George E. Claiborne, Jr.
Second Vice President                           Cindy L. Chanley
Second Vice President                           Marvin A. Johnson
Second Vice President                           Anne M. Spaes
Second Vice President/Investments               David L. Blankenship
Second Vice President/Investments               C. Ray Brewer
Second Vice President/Investments               Kirk W. Buese
Second Vice President/Investments               Joel L. Coleman
Second Vice President/Investments               William S. Cook
Second Vice President/Investments               Deborah A. Dias
Second Vice President/Investments               Lee W. Eastland
Second Vice President/Investments               Donald E. Flynn
Second Vice President/Investments               Eric B. Goodman
Second Vice President/Investments               M. Josette Goulet
Second Vice President/Investments               James Grant
Second Vice President/Investments               David R. Halfpap
Second Vice President/Investments               Robert L. Hansen
Second Vice President/Investments               Donna L. Heitzman
Second Vice President/Investments               David W. Hopewell
Second Vice President/Investments               Frederick B. Howard
Second Vice President/Investments               Claudia Jackson
Second Vice President/Investments               Jon D. Kettering
Second Vice President/Investments               Tim Kuussalo
Second Vice President/Investments               James D. MacKinnon
Second Vice President/Investments               Kathleen B. Madden
Second Vice President/Investments               Jeffrey T. McGlaun
Second Vice President/Investments               Paul D. Mier
Second Vice President/Investments               Thomas L. Nordstrom
Second Vice President/Investments               Ralph M. O'Brien
Second Vice President/Investments               Douglas H. Owen, Jr.
Second Vice President/Investments               Dennis Roland
Second Vice President/Investments               James D. Ross
Second Vice President/Investments               J. Alan Schork
Second Vice President/Investments               Lindsay Schumacher
Second Vice President/Investments               Michael B. Shaffer
Second Vice President/Investments               Clifford Sheets


Second Vice President/Investments                 Michael B. Simpson
Second Vice President/Investments                 Jon L. Skaggs
Second Vice President/Investments                 Elizabeth A. Smedley
Second Vice President/Investments                 Michael S. Smith
Second Vice President/Investments                 Anne M. Spaes
Second Vice President/Investments                 Donna J. Spalding
Second Vice President/Investments                 Bradley L. Stofferahn
Second Vice President/Investments                 Randall K. Waddell
Second Vice President/Investments                 Marcia Weiland
Second Vice President/Investments                 Tammy C. Wetterer
Second Vice President/Special Markets             Kim A. Bivins
Second Vice President/Special Markets             Gregory M. Curry
Second Vice President/Special Markets             Lisa L. Patterson
Second Vice President/Special Markets             Rhonda L. Pritchett
Second Vice President/Special Markets             Thomas E. Walsh
Second Vice President/Special Markets             Harvey Willis
Assistant Secretary                               Colleen S. Lyons
Assistant Secretary                               Mary L. Schaefer
Assistant Secretary                               Gregory E. Miller - Breetz
Assistant Secretary                               R. Michael Slaven
Assistant Secretary                               Craig D. Vermie
Advertising Compliance Officer                    Nancy E. Partington
Product Compliance Officer                        James T. Bradley

DIRECTORS:

Jay H. Berman                                     Danny L. Kolseud
Bart Herbert, Jr.                                 Douglas A. Sarcia
G. Douglas Mangum, Jr.                            Brian A. Smith
Larry N. Norman                                   Craig D. Vermie
Brenda K. Clancy

*The business address of each director and officer of Providian Life and Health Insurance Company is 20 Moores Road, Frazer, Pennsylvania 19355; 400 West Market Street, Louisville, Kentucky 40202 or 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

 The Depositor, Peoples Benefit Life Insurance Company ("Peoples Benefit") is indirectly wholly owned by AEGON USA, Inc. The Registrant is a segregated asset account of Peoples Benefit.

 The following chart indicates the persons controlled by or under common con-trol with Peoples Benefit.

                              JURISDICTION OF        PERCENT OF VOTING
          NAME                 INCORPORATION          SECURITIES OWNED            BUSINESS
          ----                ---------------        -----------------            --------
AEGON N.V.                Netherlands Corporation 53.63% of Vereniging     Holding company
                                                   AEGON Netherlands
                                                   Membership Association
Groninger Financieringen  Netherlands Corporation 100% of AEGON N.V.       Holding company
 B.V.                                              Netherlands Corporation
AEGON Netherland N.V.     Netherlands Corporation 100% of AEGON N.V.       Holding company
                                                   Netherlands Corporation
AEGON Nevak Holding B.V.  Netherlands Corporation 100% of AEGON N.V.       Holding company
                                                   Netherlands Corporation
AEGON International N.V.  Netherlands Corporation 100% of AEGON N.V.       Holding company
                                                   Netherlands Corporation
Voting Trust Trustees:    Delaware                                         Voting Trust
 K.J. Storm
 Donald J. Shepard H.B.
 Van Wijk Dennis Hersch
AEGON U.S. Holding        Delaware                100% of Voting Trust     Holding company
 Corporation
Short Hills Management    New Jersey              100% of AEGON U.S.       Holding company
 Company                                           Holding Corporation
CORPA Reinsurance         New York                100% of AEGON U.S.       Holding company
 Company                                           Holding Corporation
AEGON Management Company  Indiana                 100% of AEGON U.S.       Holding company
                                                   Holding Corporation
RCC North America Inc.    Delaware                100% of AEGON U.S.       Holding company
                                                   Holding Corporation
AEGON USA, Inc.           Iowa                    100% AEGON U.S. Holding  Holding company
                                                   Corporation
AUSA Holding Company      Maryland                100% AEGON USA, Inc.     Holding company
Monumental General        Maryland                100% AUSA Holding Co.    Holding company
 Insurance Group, Inc.
Trip Mate Insurance       Kansas                  100% Monumental General  Sale/admin. of travel
 Agency, Inc.                                      Insurance Group, Inc.    insurance
Monumental General        Maryland                100% Monumental General  Provides management
 Administrators, Inc.                              Insurance Group, Inc.    srvcs. to unaffiliated
                                                                            third party
                                                                            administrator
Executive Management and  Maryland                100% Monumental General  Provides actuarial
 Consultant Services,                              Administrators, Inc.     consulting services
 Inc.
Monumental General Mass   Maryland                100% Monumental General  Marketing arm for sale
 Marketing, Inc.                                   Insurance Group, Inc.    of mass marketed
                                                                            insurance coverages

                          JURISDICTION OF    PERCENT OF VOTING
          NAME             INCORPORATION      SECURITIES OWNED             BUSINESS
          ----            ---------------    -----------------             --------
Diversified Investment      Delaware      100% AUSA Holding Co.    Registered investment
 Advisors, Inc.                                                     advisor
Diversified Investors       Delaware      100% Diversified         Broker-Dealer
 Securities Corp.                          Investment Advisors,
                                           Inc.
AEGON USA Securities,       Iowa          100% AUSA Holding Co.    Broker-Dealer
 Inc.
Supplemental Ins.           Tennessee     100% AUSA Holding Co.    Insurance
 Division, Inc.
Creditor Resources, Inc.    Michigan      100% AUSA Holding Co.    Credit insurance
CRC Creditor Resources      Canada        100% Creditor Resources, Insurance agency
 Canadian Dealer Network                   Inc.
 Inc.
AEGON USA Investment        Iowa          100% AUSA Holding Co.    Investment advisor
 Management, Inc.
AEGON USA Realty            Iowa          100% AUSA Holding Co.    Provides real estate
 Advisors, Inc.                                                     administrative and real
                                                                    estate investment
                                                                    services
Quantra Corporation         Delaware      100% AEGON USA Realty    Real estate and
                                           Advisors, Inc.           financial software
                                                                    production and sales
Quantra Software            Delaware      100% Quantra Corporation Manufacture and sell
 Corporation                                                        mortgage loan and
                                                                    security management
                                                                    software
Landauer Realty             Iowa          100% AEGON USA Realty    Real estate counseling
 Advisors, Inc.                            Advisors, Inc.
Landauer Associates,        Delaware      100% AEGON USA Realty    Real estate counseling
 Inc.                                      Advisors, Inc.
Realty Information          Iowa          100% AEGON USA Realty    Information Systems for
 Systems, Inc.                             Advisors, Inc.           real estate investment
                                                                    management
AEGON USA Realty            Iowa          100% AEGON USA Realty    Real estate management
 Management, Inc                           Advisors, Inc.
USP Real Estate             Iowa          21.89% First AUSA Life   Real estate investment
 Investment Trust                          Ins. Co.                 trust
                                          13.11% PFL Life Ins. Co.
                                          4.86% Bankers United
                                           Life Assurance Co.
RCC Properties Limited      Iowa          AEGON USA Realty         Limited Partnership
 Partnership                               Advisors, Inc. is
                                           General Partner and 5%
                                           owner.
AUSA Financial Markets,     Iowa          100% AUSA Holding Co.    Marketing
 Inc.
Endeavor Investment         California    49.9% AUSA Financial     General Partnership
 Advisors                                  Markets, Inc.
Universal Benefits          Iowa          100% AUSA Holding Co.    Third party
 Corporation                                                        administrator
Investors Warranty of       Iowa          100% AUSA Holding Co.    Provider of automobile
 America, Inc.                                                      extended maintenance
                                                                    contracts
Massachusetts Fidelity      Iowa          100% AUSA Holding Co.    Trust company
 Trust Co.
Money Services, Inc.        Delaware      100% AUSA Holding Co.    Provides financial
                                                                    counseling for
                                                                    employees and agents of
                                                                    affiliated companies

                          JURISDICTION OF   PERCENT OF VOTING
          NAME             INCORPORATION     SECURITIES OWNED            BUSINESS
          ----            ---------------   -----------------            --------
Zahorik Company, Inc.      California     100% AUSA Holding Co.  Broker-Dealer
ZCI, Inc.                  Alabama        100% Zahorik Company,  Insurance agency
                                           Inc.
AEGON Asset Management     Delaware       100% AUSA Holding Co.  Registered investment
 Services, Inc.                                                   advisor
Intersecurities, Inc.      Delaware       100% AUSA Holding Co.  Broker-Dealer
ISI Insurance Agency,      California     100% Western Reserve   Insurance agency
 Inc.                                      Life Assurance Co.
                                           of Ohio
ISI Insurance Agency of    Ohio           100% ISI Insurance     Insurance agency
 Ohio, Inc.                                Agency, Inc.
ISI Insurance Agency of    Texas          100% ISI Insurance     Insurance agency
 Texas, Inc.                               Agency, Inc.
ISI Insurance Agency of    Massachusetts  100% ISI Insurance     Insurance Agency
 Massachusetts, Inc.                       Agency Inc.
Associated Mariner         Michigan       100% Intersecurities,  Holding co./management
 Financial Group, Inc.                     Inc.                   services
Mariner Financial          Michigan       100% Associated        Broker/Dealer
 Services, Inc.                            Mariner Financial
                                           Group, Inc.
Mariner Planning           Michigan       100% Mariner           Financial planning
 Corporation                               Financial Services,
                                           Inc.
Associated Mariner         Michigan       100% Associated        Insurance agency
 Agency, Inc.                              Mariner Financial
                                           Group, Inc.
Associated Mariner         Hawaii         100% Associated        Insurance agency
 Agency of Hawaii, Inc.                    Mariner Agency, Inc.
Associated Mariner Ins.    Massachusetts  100% Associated        Insurance agency
 Agency of                                 Mariner Agency, Inc.
 Massachusetts, Inc.
Associated Mariner         Ohio           100% Associated        Insurance agency
 Agency Ohio, Inc.                         Mariner Agency, Inc.
Associated Mariner         Texas          100% Associated        Insurance agency
 Agency Texas, Inc.                        Mariner Agency, Inc.
Associated Mariner         New Mexico     100% Associated        Insurance agency
 Agency New Mexico, Inc.                   Mariner Agency, Inc.
Mariner Mortgage Corp.     Michigan       100% Associated        Mortgage origination
                                           Mariner Financial
                                           Group, Inc.
Idex Investor Services,    Florida        100% AUSA Holding Co.  Shareholder services
 Inc.
Idex Management, Inc.      Delaware       50% AUSA Holding Co.   Investment advisor
                                          50% Janus Capital
                                           Corp.
IDEX Series Fund           Massachusetts  Various                Mutual fund
First AUSA Life            Maryland       100% AEGON USA, Inc.   Insurance holding
 Insurance Company                                                company
AUSA Life Insurance        New York       100% First AUSA Life   Insurance
 Company, Inc.                             Insurance Company
Life Investors Insurance   Iowa           100% First AUSA Life   Insurance
 Company of America                        Ins. Co.
Life Investors Alliance,   Delaware       100% LIICA             Purchase, own, and hold
 LLC                                                              the equity interest of
                                                                  other entities
Bankers United Life        Iowa           100% Life Investors    Insurance
 Assurance Company                         Ins. Company of
                                           America

                          JURISDICTION OF   PERCENT OF VOTING
          NAME             INCORPORATION     SECURITIES OWNED            BUSINESS
          ----            ---------------   -----------------            --------
Life Investors Agency      Iowa           100% Life Investors    Marketing
 Group, Inc.                               Ins. Company of
                                           America
PFL Life Insurance         Iowa           100% First AUSA Life   Insurance
 Company                                   Ins. Co.
AEGON Financial Services   Minnesota      100% PFL Life          Marketing
 Group, Inc.                               Insurance Co.
AEGON Assignment           Kentucky       100% AEGON Financial   Administrator of
 Corporation of Kentucky                   Services Group, Inc.   structured settlements
AEGON Assignment           Illinois       100% AEGON             Administrator of
 Corporation                               Financial Services     Structured Settlements
                                           Group, Inc.
Southwest Equity Life      Arizona        100% of Common Voting  Insurance
 Ins. Co.                                  Stock First AUSA Life
                                           Ins. Co.
Iowa Fidelity Life         Arizona        100% of Common Voting  Insurance
 Insurance Co.                             Stock First AUSA Life
                                           Ins. Co.
Western Reserve Life       Ohio           100% First AUSA Life   Insurance
 Assurance Co. of Ohio                     Ins. Co.
AEGON Equity Group, Inc.   Florida        100% Western Reserve   Insurance Agency
                                           Life Assurance Co. of
                                           Ohio
WRL Series Fund, Inc.      Maryland       Various                Mutual fund
WRL Investment Services,   Florida        100% Western Reserve   Provides administration
 Inc.                                      Life Assurance Co. of  for affiliated mutual
                                           Ohio                   fund
WRL Investment             Florida        100% Western Reserve   Registered investment
 Management, Inc.                          Life Assurance Co. of  advisor
                                           Ohio
Monumental Life            Maryland       26.77% First AUSA      Insurance
 Insurance Co.                             Life Ins. Co.
                                          73.23% Capital General
                                           Dev. Corp.
AEGON Special Markets      Maryland       100% Monumental Life   Marketing
 Group, Inc.                               Ins. Co.
Monumental General         Maryland       100% First AUSA Life   Insurance
 Casualty Co.                              Ins. Co.
United Financial           Maryland       100% First AUSA Life   General agency
 Services, Inc.                            Ins. Co.
Bankers Financial Life     Arizona        100% First AUSA Life   Insurance
 Ins. Co.                                  Ins. Co.
The Whitestone             Maryland       100% First AUSA Life   Insurance agency
 Corporation                               Ins. Co.
Cadet Holding Corp.        Iowa           100% First AUSA Life   Holding company
                                           Insurance Company
Commonwealth General       Delaware       100% AEGON USA, Inc.   Holding company
 Corporation ("CGC")
PB Series Trust            Massachusetts  N/A                    Mutual fund
Monumental Agency Group,   Kentucky       100% CGC               Provider of srvcs. to
 Inc.                                                             ins. cos.
Benefit Plans, Inc.        Delaware       100% CGC               TPA for Peoples Security
                                                                  Life Insurance Company
Durco Agency, Inc.         Virginia       100% Benefit Plans,    General agent
                                           Inc.
Commonwealth General.      Kentucky       100% CGC               Administrator of
 Assignment Corporation                                           structured settlements

                          JURISDICTION OF    PERCENT OF VOTING
          NAME             INCORPORATION      SECURITIES OWNED             BUSINESS
          ----            ---------------    -----------------             --------
AFSG Securities           Pennsylvania    100% CGC                 Broker-Dealer
 Corporation
PB Investment Advisors,   Delaware        100% CGC                 Registered investment
 Inc.                                                               advisor
Diversified Financial     Delaware        100% CGC                 Provider of investment,
 Products Inc.                                                      marketing and admin.
                                                                    services to ins. cos.
AEGON USA Real Estate     Delaware        100% Diversified         Real estate and mortgage
 Services, Inc.                            Financial Products Inc   holding company
Capital Real Estate       Delaware        100% CGC                 Furniture and equipment
 Development Corporation                                            lessor
Capital General           Delaware        100% CGC                 Holding company
 Development Corporation
JMH Operating Company,    Mississippi     100% Peoples Security    Real estate holdings
 Inc.                                      Life Insurance Company
Independence Automobile   Florida         100% Capital Security    Automobile Club
 Association, Inc.                         Life Insurance Company
Independence Automobile   Georgia         100% Capital Security    Automobile Club
 Club, Inc.                                Life Insurance Company
Capital 200 Block         Delaware        100% CGC                 Real estate holdings
 Corporation
Capital Broadway          Kentucky        100% CGC                 Real estate holdings
 Corporation
Southlife, Inc.           Tennessee       100% CGC                 Investment subsidiary
Ampac Insurance Agency,   Pennsylvania    100% CGC                 Provider of management
 Inc. (EIN 23-1720755)                                              support services
National Home Life        Pennsylvania    100% Ampac Insurance     Special-purpose
 Corporation                               Agency, Inc.             subsidiary
Compass Rose Development  Pennsylvania    100% Ampac Insurance     Special-purpose
 Corporation                               Agency, Inc.             subsidiary
Frazer Association        Illinois        100% Ampac Insurance     TPA license-holder
 Consultants, Inc.                         Agency, Inc.
Valley Forge Associates,  Pennsylvania    100% Ampac Insurance     Furniture & equipment
 Inc.                                      Agency, Inc.             lessor
Veterans Benefits Plans,  Pennsylvania    100% Ampac Insurance     Administrator of group
 Inc.                                      Agency, Inc.             insurance programs
Veterans Insurance        Delaware        100% Ampac Insurance     Special-purpose
 Services, Inc.                            Agency, Inc.             subsidiary
Financial Planning        Dist. Columbia  100% Ampac Insurance     Special-purpose
 Services, Inc.                            Agency, Inc.             subsidiary
Academy Insurance Group,  Delaware        100% CGC                 Holding company
 Inc.
Academy Life              Missouri        100% Academy Insurance   Insurance company
 Insurance Co.                             Group, Inc.
Pension Life Insurance    New Jersey      100% Academy Insurance   Insurance company
 Company of America                        Group, Inc.

                          JURISDICTION OF    PERCENT OF VOTING
          NAME             INCORPORATION      SECURITIES OWNED            BUSINESS
          ----            ---------------    -----------------            --------
Academy Services, Inc.    Delaware        100% Academy Insurance   Special-purpose
                                           Group, Inc.              subsidiary
Ammest Development Corp.  Kansas          100% Academy Insurance   Special-purpose
 Inc.                                      Group, Inc.              subsidiary
Ammest Insurance Agency,  California      100% Academy Insurance   General agent
 Inc.                                      Group, Inc.
Ammest Massachusetts      Massachusetts   100% Academy Insurance   Special-purpose
 Insurance Agency, Inc.                    Group, Inc.              subsidiary
Ammest Realty, Inc.       Pennsylvania    100% Academy Insurance   Special-purpose
                                           Group, Inc.              subsidiary
Ampac, Inc.               Texas           100% Academy Insurance   Managing general agent
                                           Group, Inc.
Ampac Insurance Agency,   Pennsylvania    100% Academy Insurance   Special-purpose
 Inc.                                      Group, Inc.              subsidiary
 (EIN 23-2364438)
Data/Mark Services, Inc.  Delaware        100% Academy Insurance   Provider of mgmt.
                                           Group, Inc.              services
Force Financial Group,    Delaware        100% Academy Insurance   Special-purpose
 Inc.                                      Group, Inc.              subsidiary
Force Financial           Massachusetts   100% Force Fin. Group,   Special-purpose
 Services, Inc.                            Inc.                     subsidiary
Military Associates,      Pennsylvania    100% Academy Insurance   Special-purpose
 Inc.                                      Group, Inc.              subsidiary
NCOA Motor Club, Inc.     Georgia         100% Academy Insurance   Automobile club
                                           Group, Inc.
NCOAA Management Company  Texas           100% Academy Insurance   Special-purpose
                                           Group, Inc.              subsidiary
Unicom Administrative     Pennsylvania    100% Academy Insurance   Provider of admin.
 Services, Inc.                            Group, Inc.              services
Unicom Administrative     Germany         100% Unicom              Provider of admin.
 Services, GmbH                            Administrative           services
                                           Services, Inc.
Capital Liberty, L.P.     Delaware        99.0% Monumental Life    Holding Company
                                           Ins. Co.
                                          1% CGC
Commonwealth General LLC  Turks &         100% CGC                 Special-purpose
                           Caicos Islands                           subsidiary
Peoples Benefit Life      Missouri        3.7% CGC                 Insurance company
 Insurance Company                        20% Capital Liberty,
                                           L.P.
                                          76.3% Monumental Life
                                           Ins. Co.
Veterans Life Insurance   Illinois        100% Peoples Benefit     Insurance company
 Co.                                       Life Insurance Company
Peoples Benefit           Pennsylvania    100% Veterans Life Ins.  Special-purpose
 Services, Inc.                            Co.                      subsidiary

ITEM 27. NUMBER OF CONTRACT OWNERS

 As of February 28, 1999 there were 49,418 owners of Contracts.

ITEM 28. INDEMNIFICATION

 Item 28 is incorporated by reference from the Post-Effective Amendment No. 6 to the Registration Statement of the National Home Life Assurance Company Sep-arate Account II, File No. 33-7037.

ITEM 29. PRINCIPAL UNDERWRITERS

 (a) None.

 (b) Not Applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

 The books, accounts and other documents required by Section 31(a) under the Investment Company Act and the rules promulgated thereunder will be maintained in the physical possession of The Continuum Company, Inc., Kansas City, Mis-souri and The Vanguard Group, Inc., Valley Forge, Pennsylvania.

ITEM 31. MANAGEMENT SERVICES

 All management contracts are discussed in Part A or Part B.

ITEM 32. UNDERTAKINGS


 (a) Peoples Benefit Life Insurance Company represents that the fees and charges deducted under the contracts in this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Providian Life & Health In-surance Company.

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Peoples Benefit Life Insurance Company Separate Account V, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf in the County of Jefferson and Commonwealth of Kentucky on the 30th day of April, 1999.


                                 PEOPLES BENEFIT LIFE INSURANCE COMPANY
                                 SEPARATE ACCOUNT V (REGISTRANT)


                                 By: Peoples Benefit Life Insurance Company

                                     BART HERBERT, JR.
                                 By: ___________________________________________
                                     Bart Herbert, Jr., President


                                 PEOPLES BENEFIT LIFE INSURANCE COMPANY
                                 (DEPOSITOR)

                                     BART HERBERT, JR.
                                 By: ___________________________________________
                                     Bart Herbert, Jr., President



*By: /s/ Gregory E. Miller-Breetz
     ------------------------------
     Gregory E. Miller-Breetz
     Attorney-in-fact

     As required by the Securities Act of 1933, this amended Registration Statement has been duly signed by the following persons in the capacities and on the dates indicated.


       Signature                                   Title                                Date
       ---------                                   -----                                ----

    JAY H. BERMAN*                 Director                                        April 30, 1999
---------------------------
Jay H. Berman

    G. DOUGLAS MANGUM, JR.*        Director and Senior Vice President              April 30, 1999
---------------------------
G. Douglas Mangum, Jr.

    MARTHA A. McCONNELL*           Treasurer (Chief Accounting Officer)            April 30, 1999
---------------------------
Martha A. McConnell

    DOUGLAS A. SARCIA*             Director and Vice President                     April 30, 1999
---------------------------
Douglas A. Sarcia

    BRIAN A. SMITH*                Director and Senior Vice President              April 30, 1999
---------------------------
Brian A. Smith

    BART HERBERT, JR.*             Director and President                          April 30, 1999
---------------------------
Bart Herbert, Jr.

    CRAIG D. VERMIE*               Director                                        April 30, 1999
---------------------------
Craig D. Vermie

*By: /s/ Gregory E. Miller - Breetz
     ------------------------------
     Gregory E. Miller - Breetz
     Attorney-in-fact

                              SEPARATE ACCOUNT IV
                    VANGUARD VARIABLE ANNUITY PLAN CONTRACT


                               INDEX TO EXHIBITS





EXHIBIT 9(a)     OPINION AND CONSENT OF COUNSEL

EXHIBIT 9(b)     CONSENT OF COUNSEL

EXHIBIT 10       CONSENT OF INDEPENDENT AUDITORS